UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05038

Clearwater Investment Trust

(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
(Address of principal executive offices)	(Zip code)

Stephen G. Simon
Chief Compliance Officer
Fiduciary Counselling, Inc.
2000 Wells Fargo Place, 30 East 7th Street
Saint Paul, Minnesota 55101-4930

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 651-228-0935

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:

Consumer Discretionary:
3,000	ADVANCE AUTO PARTS, INC.	$288,060	568,590
7,063	AMAZON.COM, INC.(b)	758,260	3,615,479
1,600	AMC NETWORKS, INC., CLASS A(b)	25,785	117,072
3,300	AMERICAN EAGLE OUTFITTERS, INC.	33,099	51,579
1,300	AUTOLIV, INC.(c)	29,595	141,713
1,300	AUTONATION, INC.(b)	81,913	75,634
1,176	AUTOZONE, INC.(b)	582,822	851,224
39,413	BED BATH & BEYOND, INC.(b)	2,685,034	2,247,329
5,742	BEST BUY CO., INC.	207,780	213,143
1,400	BIG LOTS, INC.	15,477	67,088
4,400	BORGWARNER, INC.	51,799	182,996
3,550	BRINKER INTERNATIONAL, INC.	176,242	186,978
29,360	CABELA’S, INC.(b)	1,514,992	1,338,816
300	CABLE ONE, INC.(b)	113,966	125,826
4,168	CARMAX, INC.(b)	50,984	247,246
5,509	CARNIVAL CORP.	223,595	273,797
8,940	CBS CORP., CLASS B (NON VOTING)	179,585	356,706
12,870	CHARTER COMMUNICATIONS, INC., CLASS A(b)	1,695,797	2,263,190
600	CHICO’S FAS, INC.	5,619	9,438
40,984	CINEMARK HOLDINGS, INC.	918,732	1,331,570
19,400	CLEAR CHANNEL OUTDOOR HOLDINGS, INC., CLASS A(b)	62,499	138,322
5,000	COACH, INC.	19,161	144,650
34,745	COMCAST CORP., CLASS A	738,073	1,976,296
1,345	CST BRANDS, INC.	11,311	45,273
6,655	D.R. HORTON, INC.	83,847	195,391
5,698	DARDEN RESTAURANTS, INC.	284,718	390,541
3,303	DELPHI AUTOMOTIVE PLC(c)	289,011	251,160
2,400	DEVRY EDUCATION GROUP, INC.	44,808	65,304
1,977	DICK’S SPORTING GOODS, INC.	48,263	98,079
2,000	DILLARD’S, INC., CLASS A	234,910	174,780
6,214	DISCOVERY COMMUNICATIONS, INC., CLASS A(b)	198,731	161,750
2,028	DOLLAR GENERAL CORP.	142,200	146,908
22,842	DOLLAR TREE, INC.(b)	1,315,280	1,522,648
900	DOMINO’S PIZZA, INC.	90,041	97,119
3,710	EXPEDIA, INC.	274,189	436,593
7,700	FOOT LOCKER, INC.	294,530	554,169
51,363	FORD MOTOR CO.	248,244	696,996
5,700	GAMESTOP CORP., CLASS A	90,835	234,897
2,850	GANNETT CO., INC.	10,265	41,980
10,000	GAP (THE), INC.	308,644	285,000
2,200	GARMIN LTD.(c)	40,557	78,936
15,000	GENTEX CORP.	106,860	232,500
9,724	GENUINE PARTS CO.	705,160	806,022
553	GNC HOLDINGS, INC., CLASS A	23,281	22,352
1,599	GOODYEAR TIRE & RUBBER (THE) CO.	46,171	46,899
300	GRAHAM HOLDINGS CO., CLASS B	173,975	173,100
6,016	GROUPON, INC.(b)	22,258	19,612
13,700	H&R BLOCK, INC.	155,487	495,940
8,400	HANESBRANDS, INC.	193,340	243,096
6,750	HARLEY-DAVIDSON, INC.	39,547	370,575
5,500	HARMAN INTERNATIONAL INDUSTRIES, INC.	234,431	527,945
2,460	HASBRO, INC.	157,483	177,464
49,361	HOME DEPOT (THE), INC.	2,220,488	5,700,702
15,600	INTERPUBLIC GROUP OF (THE) COS., INC.	40,950	298,428
107	J. ALEXANDER’S HOLDINGS, INC.(b)	482	1,068
38,700	J.C. PENNEY CO., INC.(b)	342,108	359,523
3,150	JARDEN CORP.(b)	25,277	153,972
2,700	JOHN WILEY & SONS, INC., CLASS A	168,925	135,081
8,400	JOHNSON CONTROLS, INC.	229,244	347,424
17,881	KOHL’S CORP.	783,595	828,069
15,532	L BRANDS, INC.	882,694	1,399,899
2,338	LAS VEGAS SANDS CORP.	14,654	88,774
5,059	LEAR CORP.	381,536	550,318
1,800	LEGGETT & PLATT, INC.	79,087	74,250
2,900	LENNAR CORP., CLASS A	38,265	139,577
783	LIBERTY BROADBAND CORP., CLASS A(b)	1,186	40,278
1,566	LIBERTY BROADBAND CORP., CLASS C(b)	2,222	80,132

1

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont’d):
291	LIBERTY GLOBAL PLC LILAC, CLASS A(b)(c)	$2,824	9,804
368	LIBERTY GLOBAL PLC LILAC, CLASS C(b)(c)	4,387	12,600
5,832	LIBERTY GLOBAL PLC, CLASS A(b)(c)	48,578	250,426
7,374	LIBERTY GLOBAL PLC, SERIES C(b)(c)	59,904	302,481
74,790	LIBERTY INTERACTIVE CORP. QVC GROUP, CLASS A(b)	1,075,289	1,961,742
3,132	LIBERTY MEDIA CORP., CLASS A(b)	3,690	111,875
6,264	LIBERTY MEDIA CORP., CLASS C(b)	6,877	215,857
1,580	LIBERTY TRIPADVISOR HOLDINGS, INC., CLASS A(b)	11,997	35,029
2,973	LIBERTY VENTURES, SERIES A(b)	15,728	119,961
1,200	LKQ CORP.(b)	14,970	34,032
33,411	LOWE’S COS., INC.	1,838,749	2,302,686
10,100	MACY’S, INC.	411,903	518,332
10,400	MAGNA INTERNATIONAL, INC.(c)	516,690	499,304
4,969	MARRIOTT INTERNATIONAL, INC., CLASS A	60,013	338,886
496	MARRIOTT VACATIONS WORLDWIDE CORP.	3,643	33,797
8,202	MCDONALD’S CORP.	146,086	808,143
6,600	MGM RESORTS INTERNATIONAL(b)	54,921	121,770
954	MICHAELS (THE) COS., INC.(b)	23,013	22,037
719	MOHAWK INDUSTRIES, INC.(b)	49,782	130,707
800	MORNINGSTAR, INC.	32,901	64,208
600	MURPHY USA, INC.(b)	4,392	32,970
4,900	NETFLIX, INC.(b)	41,142	505,974
2,200	NEWELL RUBBERMAID, INC.	26,950	87,362
6,475	NEWS CORP., CLASS A	28,965	81,715
21,076	NIKE, INC., CLASS B	1,482,091	2,591,716
7,400	NORDSTROM, INC.	289,699	530,654
100	NVR, INC.(b)	128,601	152,522
2,695	OMNICOM GROUP, INC.	78,532	177,601
6,970	O’REILLY AUTOMOTIVE, INC.(b)	1,096,083	1,742,500
1,500	PANERA BREAD CO., CLASS A(b)	69,667	290,115
800	PRICELINE GROUP (THE), INC.(b)	194,799	989,488
14,100	PULTEGROUP, INC.	58,797	266,067
814	PVH CORP.	45,389	82,979
1,500	RALPH LAUREN CORP.	31,320	177,240
3,000	REGAL ENTERTAINMENT GROUP, CLASS A	25,876	56,070
110	REMY INTERNATIONAL, INC.	1,043	3,218
14,171	ROSS STORES, INC.	274,992	686,868
6,200	ROYAL CARIBBEAN CRUISES LTD.	152,757	552,358
3,000	SALLY BEAUTY HOLDINGS, INC.(b)	94,542	71,250
10,400	SERVICE CORP. INTERNATIONAL	74,152	281,840
3,900	SKECHERS U.S.A., INC., CLASS A(b)	240,497	522,912
5,915	STAPLES, INC.	94,744	69,383
53,818	STARBUCKS CORP.	1,518,684	3,059,015
19,886	STARWOOD HOTELS & RESORTS WORLDWIDE, INC.	1,506,507	1,322,021
19,990	TARGET CORP.	983,190	1,572,413
12,700	TEGNA, INC.	225,165	284,353
1,000	TEMPUR SEALY INTERNATIONAL, INC.(b)	31,500	71,430
2,000	TESLA MOTORS, INC.(b)	137,158	496,800
4,500	THOMSON REUTERS CORP.	128,277	181,170
1,900	THOR INDUSTRIES, INC.	22,315	98,420
4,200	TIFFANY & CO.	122,192	324,324
5,679	TIME WARNER CABLE, INC.	183,138	1,018,642
21,033	TIME WARNER, INC.	457,012	1,446,019
2,629	TIME, INC.	19,683	50,082
15,138	TJX (THE) COS., INC.	435,949	1,081,156
1,466	TOPBUILD CORP.(b)	11,809	45,402
312	TRACTOR SUPPLY CO.	25,669	26,308
109,720	TRI POINTE GROUP, INC.(b)	1,630,788	1,436,235
2,210	TRIPADVISOR, INC.(b)	42,908	139,274
12,400	TWENTY-FIRST CENTURY FOX, INC., CLASS A	79,285	334,552
600	ULTA SALON COSMETICS & FRAGRANCE, INC.(b)	79,252	98,010
1,000	UNDER ARMOUR, INC., CLASS A(b)	23,330	96,780
2,127	URBAN OUTFITTERS, INC.(b)	37,857	62,491
6,800	VF CORP.	87,065	463,828
19,870	VIACOM, INC., CLASS B	1,021,037	857,391
800	VISTEON CORP.(b)	33,968	80,992
33,574	WALT DISNEY (THE) CO.	985,755	3,431,263
2,746	WHIRLPOOL CORP.	212,567	404,376

(Continued)

2

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont’d):
2,600	WILLIAMS-SONOMA, INC.	$209,065	198,510
5,475	WYNDHAM WORLDWIDE CORP.	24,501	393,653
1,600	WYNN RESORTS LTD.	32,322	84,992
9,016	YUM! BRANDS, INC.	78,831	720,829
		40,841,713	73,042,416	15.29%
Consumer Staples:
37,296	ALTRIA GROUP, INC.	560,579	2,028,902
35,350	ARCHER-DANIELS-MIDLAND CO.	1,323,678	1,465,258
2,916	BROWN-FORMAN CORP., CLASS B	57,343	282,560
2,500	BUNGE LTD.	132,072	183,250
4,000	CHURCH & DWIGHT CO., INC.	100,310	335,600
3,000	CLOROX (THE) CO.	154,515	346,590
61,381	COCA-COLA (THE) CO.	927,204	2,462,606
14,780	COLGATE-PALMOLIVE CO.	422,681	937,939
1,900	CONAGRA FOODS, INC.	33,608	76,969
4,600	CONSTELLATION BRANDS, INC., CLASS A	63,227	575,966
11,202	COSTCO WHOLESALE CORP.	727,130	1,619,473
4,100	COTY, INC., CLASS A	80,504	110,946
470	CRIMSON WINE GROUP LTD.(b)	2,671	4,254
22,273	CVS HEALTH CORP.	1,688,690	2,148,899
14,260	DIAGEO PLC ADR(c)(d)	1,064,984	1,537,085
24,111	DR. PEPPER SNAPPLE GROUP, INC.	1,551,889	1,905,975
1,997	EDGEWELL PERSONAL CARE CO.	173,090	162,955
397	ENERGIZER HOLDINGS, INC.	5,307	15,368
3,734	ESTEE LAUDER (THE) COS., INC., CLASS A	70,943	301,259
2,700	FLOWERS FOODS, INC.	25,434	66,798
12,400	GENERAL MILLS, INC.	277,055	696,012
3,300	HERBALIFE LTD.(b)	45,262	179,850
1,642	HERSHEY (THE) CO.	60,568	150,867
2,400	HORMEL FOODS CORP.	43,206	151,944
4,400	INGREDION, INC.	269,819	384,164
1,600	JM SMUCKER (THE) CO.	64,617	182,544
5,800	KEURIG GREEN MOUNTAIN, INC.	122,296	302,412
1,550	KIMBERLY-CLARK CORP.	69,760	169,012
135,893	KONINKLIJKE AHOLD N.V. ADR(c)(d)	2,545,607	2,648,555
7,279	KRAFT HEINZ (THE) CO.	89,966	513,752
56,734	KROGER (THE) CO.	1,337,962	2,046,395
700	MCCORMICK & CO., INC. (NON VOTING)	21,613	57,526
2,200	MEAD JOHNSON NUTRITION CO.	103,422	154,880
4,600	MOLSON COORS BREWING CO., CLASS B	296,175	381,892
22,838	MONDELEZ INTERNATIONAL, INC., CLASS A	194,577	956,227
2,900	MONSTER BEVERAGE CORP.(b)	253,105	391,906
28,815	PEPSICO, INC.	1,254,089	2,717,255
30,132	PHILIP MORRIS INTERNATIONAL, INC.	261,758	2,390,372
9,700	PILGRIM’S PRIDE CORP.	253,266	201,566
6,000	PINNACLE FOODS, INC.	219,854	251,280
200	POST HOLDINGS, INC.(b)	4,616	11,820
37,760	PROCTER & GAMBLE (THE) CO.	640,170	2,716,454
5,896	REYNOLDS AMERICAN, INC.	28,919	261,016
21,107	RITE AID CORP.(b)	149,753	128,119
18	SEABOARD CORP.(b)	71,271	55,422
1,900	SPECTRUM BRANDS HOLDINGS, INC.	176,648	173,869
8,000	SYSCO CORP.	124,114	311,760
9,910	TYSON FOODS, INC., CLASS A	207,429	427,121
26,830	WALGREENS BOOTS ALLIANCE, INC.	851,988	2,229,573
16,704	WAL-MART STORES, INC.	798,786	1,083,087
8,800	WHOLE FOODS MARKET, INC.	116,393	278,520
		20,119,923	39,173,824	8.20%
Energy:
8,746	ANADARKO PETROLEUM CORP.	285,442	528,171
3,900	BAKER HUGHES, INC.	164,320	202,956
1,200	CABOT OIL & GAS CORP.	20,910	26,232
4,800	CAMERON INTERNATIONAL CORP.(b)	124,988	294,336
33,195	CHEVRON CORP.	1,449,959	2,618,422
400	CIMAREX ENERGY CO.	24,076	40,992
1,628	CNOOC LTD. ADR(c)(d)	218,459	167,814

(Continued)

3

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
7,200	COBALT INTERNATIONAL ENERGY, INC.(b)	$63,000	50,976
6,900	COLUMBIA PIPELINE GROUP, INC.	67,929	126,201
1,700	CONCHO RESOURCES, INC.(b)	49,631	167,110
25,044	CONOCOPHILLIPS	447,749	1,201,110
2,000	CONTINENTAL RESOURCES, INC.(b)	20,765	57,940
4,700	CVR ENERGY, INC.	185,803	192,935
9,600	EOG RESOURCES, INC.	62,765	698,880
4,000	EQT CORP.	132,900	259,080
61,451	EXXON MOBIL CORP.	2,358,896	4,568,882
2,400	FMC TECHNOLOGIES, INC.(b)	33,690	74,400
321,191	GAZPROM PAO ADR(c)(d)	1,546,178	1,304,035
12,691	HALLIBURTON CO.	218,862	448,627
4,300	HELMERICH & PAYNE, INC.	118,381	203,218
18,155	HESS CORP.	1,079,324	908,839
4,000	HOLLYFRONTIER CORP.	52,098	195,360
7,312	KINDER MORGAN, INC.	64,699	202,396
71,574	MARATHON PETROLEUM CORP.	3,286,420	3,316,023
2,400	MURPHY OIL CORP.	27,663	58,080
26,460	NATIONAL OILWELL VARCO, INC.	949,993	996,219
7,000	NEWFIELD EXPLORATION CO.(b)	206,807	230,300
6,900	NOBLE ENERGY, INC.	112,616	208,242
29,875	OCCIDENTAL PETROLEUM CORP.	1,099,966	1,976,231
2,500	OCEANEERING INTERNATIONAL, INC.	66,222	98,200
2,000	ONEOK, INC.	27,592	64,400
13,372	PHILLIPS 66	156,993	1,027,505
3,200	PIONEER NATURAL RESOURCES CO.	48,507	389,248
1,200	RANGE RESOURCES CORP.	39,654	38,544
19,100	SCHLUMBERGER LTD.	491,561	1,317,327
5,800	SOUTHWESTERN ENERGY CO.(b)	83,001	73,602
10,954	SPECTRA ENERGY CORP.	155,906	287,762
10,750	TESORO CORP.	862,535	1,045,330
70,409	VALERO ENERGY CORP.	3,280,480	4,231,581
6,600	WILLIAMS (THE) COS., INC.	139,909	243,210
		19,826,649	30,140,716	6.31%
Financials:
2,400	ACE LTD.(c)	127,149	248,160
1,100	AFFILIATED MANAGERS GROUP, INC.(b)	73,654	188,089
29,455	AFLAC, INC.	1,453,847	1,712,219
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	110,368	177,807
3,936	ALLEGHANY CORP.(b)	1,189,734	1,842,481
8,100	ALLIED WORLD ASSURANCE CO. HOLDINGS A.G.(c)	86,629	309,177
66,670	ALLSTATE (THE) CORP.	4,416,947	3,882,861
41,423	AMERICAN EXPRESS CO.	2,398,046	3,070,687
4,900	AMERICAN FINANCIAL GROUP, INC.	220,290	337,659
3,700	AMERICAN HOMES 4 RENT, CLASS A	60,162	59,496
26,901	AMERICAN INTERNATIONAL GROUP, INC.	876,715	1,528,515
900	AMERICAN NATIONAL INSURANCE CO.	95,187	87,876
3,450	AMERICAN TOWER CORP.	159,151	303,531
7,291	AMERIPRISE FINANCIAL, INC.	438,838	795,667
4,500	AMTRUST FINANCIAL SERVICES, INC.	234,575	283,410
4,748	AON PLC(c)	110,582	420,720
5,628	APARTMENT INVESTMENT & MANAGEMENT CO., CLASS A	119,782	208,349
7,934	ARCH CAPITAL GROUP LTD.(b)(c)	302,558	582,911
1,600	ARTHUR J GALLAGHER & CO.	34,040	66,048
4,900	ASSURANT, INC.	218,575	387,149
8,000	ASSURED GUARANTY LTD.(c)	202,042	200,000
734	AVALONBAY COMMUNITIES, INC.	31,138	128,318
900	AXIS CAPITAL HOLDINGS LTD.(c)	23,391	48,348
252,203	BANK OF AMERICA CORP.	2,646,352	3,929,323
23,358	BANK OF NEW YORK MELLON (THE) CORP.	573,815	914,466
14,345	BB&T CORP.	321,962	510,682
33,707	BERKSHIRE HATHAWAY, INC., CLASS B(b)	3,295,976	4,395,393
2,500	BIOMED REALTY TRUST, INC.	44,395	49,950
168	BLACKROCK, INC.	58,726	49,975
3,388	BOSTON PROPERTIES, INC.	171,468	401,139
2,600	BRANDYWINE REALTY TRUST	28,489	32,032
900	CAMDEN PROPERTY TRUST	24,065	66,510
14,860	CAPITAL ONE FINANCIAL CORP.	520,972	1,077,647

(Continued)

4

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
450	CARE CAPITAL PROPERTIES, INC.	$9,084	14,818
7,600	CBRE GROUP, INC., CLASS A(b)	222,808	243,200
21,400	CHARLES SCHWAB (THE) CORP.	186,608	611,184
3,540	CHIMERA INVESTMENT CORP.	32,435	47,330
2,700	CHUBB (THE) CORP.	86,607	331,155
14,984	CIT GROUP, INC.	650,266	599,810
63,359	CITIGROUP, INC.	2,810,323	3,143,240
2,000	CITY NATIONAL CORP.	75,538	176,120
965	CME GROUP, INC.	35,563	89,494
1,100	CNA FINANCIAL CORP.	25,102	38,423
4,800	CORPORATE OFFICE PROPERTIES TRUST	105,517	100,944
2,645	CORRECTIONS CORP. OF AMERICA	49,470	78,133
500	CREDIT ACCEPTANCE CORP.(b)	86,421	98,435
4,600	CROWN CASTLE INTERNATIONAL CORP.	194,396	362,802
8,500	DDR CORP.	109,627	130,730
16,140	DIGITAL REALTY TRUST, INC.	1,021,986	1,054,265
21,287	DISCOVER FINANCIAL SERVICES	517,665	1,106,711
5,200	DOUGLAS EMMETT, INC.	56,241	149,344
1,700	DUKE REALTY CORP.	28,453	32,385
6,000	E*TRADE FINANCIAL CORP.(b)	48,576	157,980
1,100	EAST WEST BANCORP, INC.	25,190	42,262
900	ENDURANCE SPECIALTY HOLDINGS LTD.(c)	25,106	54,927
25,620	EPR PROPERTIES	1,456,459	1,321,223
921	EQUINIX, INC.	74,468	251,801
14,000	EQUITY COMMONWEALTH(b)	364,140	381,360
800	EQUITY LIFESTYLE PROPERTIES, INC.	26,920	46,856
8,216	EQUITY RESIDENTIAL	331,618	617,186
875	ESSEX PROPERTY TRUST, INC.	105,181	195,492
14,345	EVEREST RE GROUP LTD.(c)	2,542,440	2,486,562
900	FEDERAL REALTY INVESTMENT TRUST	48,326	122,805
25,300	FIFTH THIRD BANCORP	220,963	478,423
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	90,400
36,400	FIRST HORIZON NATIONAL CORP.	273,237	516,152
15,200	FIRST NIAGARA FINANCIAL GROUP, INC.	120,688	155,192
8,663	FNF GROUP	263,803	307,277
620	FNFV GROUP(b)	2,893	7,266
10,077	FRANKLIN RESOURCES, INC.	189,834	375,469
6,400	GENERAL GROWTH PROPERTIES, INC.	122,757	166,208
7,700	GENWORTH FINANCIAL, INC., CLASS A(b)	31,801	35,574
12,741	GOLDMAN SACHS GROUP (THE), INC.	1,506,625	2,213,876
2,600	GREENHILL & CO., INC.	78,832	74,022
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	233,100
30,812	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	1,224,166	1,410,573
1,000	HCC INSURANCE HOLDINGS, INC.	24,155	77,470
7,000	HCP, INC.	101,518	260,750
4,250	HEALTHCARE TRUST OF AMERICA, INC., CLASS A	95,568	104,168
500	HOME PROPERTIES, INC.	30,360	37,375
2,900	HOSPITALITY PROPERTIES TRUST	49,578	74,182
16,122	HOST HOTELS & RESORTS, INC.	138,445	254,889
678	HOWARD HUGHES (THE) CORP.(b)	20,502	77,794
10,500	HUDSON CITY BANCORP, INC.	65,625	106,785
45,100	HUNTINGTON BANCSHARES, INC.	273,731	478,060
701	INTERCONTINENTAL EXCHANGE, INC.	89,127	164,728
11,400	INVESCO LTD.	176,068	356,022
1,334	IRON MOUNTAIN, INC.	28,528	41,381
33,700	JANUS CAPITAL GROUP, INC.	222,792	458,320
2,200	JONES LANG LASALLE, INC.	277,845	316,294
91,183	JPMORGAN CHASE & CO.	3,464,617	5,559,428
13,531	KEYCORP	103,646	176,038
600	KILROY REALTY CORP.	31,433	39,096
8,201	KIMCO REALTY CORP.	94,153	200,350
4,200	LAMAR ADVERTISING CO., CLASS A	54,751	219,156
3,752	LEGG MASON, INC.	52,584	156,121
1,100	LIBERTY PROPERTY TRUST	23,495	34,661
5,900	LINCOLN NATIONAL CORP.	278,296	280,014
4,800	LOEWS CORP.	96,218	173,472
2,000	M&T BANK CORP.	145,114	243,900
5,123	MACERICH (THE) CO.	118,425	393,549

(Continued)

5

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
553	MARKEL CORP.(b)	$342,915	443,429
3,378	MARSH & MCLENNAN COS., INC.	79,972	176,399
3,600	MCGRAW HILL FINANCIAL, INC.	84,305	311,400
4,600	MERCURY GENERAL CORP.	235,539	232,346
10,543	METLIFE, INC.	472,328	497,102
1,200	MID-AMERICA APARTMENT COMMUNITIES, INC.	78,061	98,244
12,501	MOODY’S CORP.	1,027,455	1,227,598
39,526	MORGAN STANLEY	962,271	1,245,069
3,900	MSCI, INC.	124,722	231,894
5,900	NASDAQ, INC.	240,309	314,647
24,000	NAVIENT CORP.	268,405	269,760
47,894	NEW RESIDENTIAL INVESTMENT CORP.	496,270	627,411
86,104	NEW SENIOR INVESTMENT GROUP, INC.	1,647,904	900,648
7,649	NEW YORK COMMUNITY BANCORP, INC.	86,776	138,141
1,402	NORTHERN TRUST CORP.	66,115	95,560
4,539	PACWEST BANCORP	65,912	194,315
1,800	PARTNERRE LTD.(c)	96,426	249,984
4,385	PLUM CREEK TIMBER CO., INC.	105,969	173,251
14,514	PNC FINANCIAL SERVICES GROUP (THE), INC.	673,748	1,294,649
1,600	POPULAR, INC.(c)	33,280	48,368
1,600	POST PROPERTIES, INC.	97,204	93,264
5,900	PRINCIPAL FINANCIAL GROUP, INC.	185,029	279,306
18,123	PROGRESSIVE (THE) CORP.	425,504	555,289
10,169	PROLOGIS, INC.	257,893	395,574
9,978	PRUDENTIAL FINANCIAL, INC.	373,433	760,423
1,461	PUBLIC STORAGE	119,727	309,191
2,000	RAYMOND JAMES FINANCIAL, INC.	109,748	99,260
6,972	RAYONIER, INC.	74,534	153,872
2,700	REALTY INCOME CORP.	57,834	127,953
3,900	REGENCY CENTERS CORP.	89,622	242,385
14,839	REGIONS FINANCIAL CORP.	85,778	133,699
2,600	REINSURANCE GROUP OF AMERICA, INC.	222,253	235,534
800	RENAISSANCERE HOLDINGS LTD.(c)	81,779	85,056
9,800	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	84,972	138,082
7,500	SEI INVESTMENTS CO.	108,537	361,725
400	SIGNATURE BANK(b)	29,712	55,024
3,595	SIMON PROPERTY GROUP, INC.	148,165	660,473
1,900	SL GREEN REALTY CORP.	58,204	205,504
12,600	SLM CORP.(b)	48,157	93,240
3,000	SPIRIT REALTY CAPITAL, INC.	26,378	27,420
4,800	STATE STREET CORP.	238,239	322,608
13,693	SUNTRUST BANKS, INC.	372,158	523,620
3,657	SYNOVUS FINANCIAL CORP.	49,372	108,247
6,349	T. ROWE PRICE GROUP, INC.	125,884	441,256
2,100	TAUBMAN CENTERS, INC.	57,084	145,068
12,000	TCF FINANCIAL CORP.	111,496	181,920
2,600	TFS FINANCIAL CORP.	25,038	44,850
5,400	TORCHMARK CORP.	95,048	304,560
37,390	TRAVELERS (THE) COS., INC.	3,299,072	3,721,427
22,358	U.S. BANCORP	512,997	916,902
4,100	UDR, INC.	65,319	141,368
56,044	UNUM GROUP	1,813,164	1,797,892
1,300	URBAN EDGE PROPERTIES	18,730	28,067
5,100	VALIDUS HOLDINGS LTD.(c)	188,678	229,857
1,800	VENTAS, INC.	63,969	100,908
2,600	VORNADO REALTY TRUST	179,922	235,092
2,932	VOYA FINANCIAL, INC.	103,438	113,674
2,900	WADDELL & REED FINANCIAL, INC., CLASS A	75,336	100,833
1,800	WASHINGTON FEDERAL, INC.	23,535	40,950
2,100	WEINGARTEN REALTY INVESTORS	30,002	69,531
122,968	WELLS FARGO & CO.	3,388,525	6,314,407
1,900	WELLTOWER, INC.	85,843	128,668
300	WHITE MOUNTAINS INSURANCE GROUP LTD.	194,754	224,190
1,797	WP GLIMCHER, INC.	9,413	20,953
6,006	WR BERKLEY CORP.	267,607	326,546
1,700	XL GROUP PLC(c)	33,184	61,744
3,000	ZIONS BANCORPORATION	56,955	82,620
		63,745,705	89,241,354	18.69%

(Continued)

6

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care:
12,735	ABBOTT LABORATORIES	$208,212	512,202
28,554	ABBVIE, INC.	882,862	1,553,623
11,801	AETNA, INC.	820,673	1,291,147
800	AGILENT TECHNOLOGIES, INC.	20,756	27,464
4,200	ALERE, INC.(b)	77,812	202,230
4,100	ALEXION PHARMACEUTICALS, INC.(b)	254,253	641,199
11,399	ALLERGAN PLC(b)	2,002,516	3,098,362
14,121	AMERISOURCEBERGEN CORP.	843,267	1,341,354
21,534	AMGEN, INC.	908,479	2,978,583
19,503	ANTHEM, INC.	1,892,695	2,730,420
3,800	BAXALTA, INC.	89,640	119,738
3,800	BAXTER INTERNATIONAL, INC.	106,619	124,830
9,150	BAYER A.G. ADR(c)(d)	625,373	1,171,566
6,826	BECTON DICKINSON AND CO.	752,232	905,537
5,250	BIOGEN, INC.(b)	66,400	1,532,002
900	BIOMARIN PHARMACEUTICAL, INC.(b)	45,432	94,788
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	538,248
23,000	BRISTOL-MYERS SQUIBB CO.	576,711	1,361,600
3,400	CARDINAL HEALTH, INC.	128,461	261,188
15,496	CELGENE CORP.(b)	366,898	1,676,202
4,400	CENTENE CORP.(b)	252,959	238,612
3,600	CERNER CORP.(b)	40,604	215,856
12,611	CIGNA CORP.	1,034,407	1,702,737
3,879	COMMUNITY HEALTH SYSTEMS, INC.(b)	68,097	165,905
2,600	CR BARD, INC.	315,062	484,406
3,850	DAVITA HEALTHCARE PARTNERS, INC.(b)	97,977	278,470
3,700	DENTSPLY INTERNATIONAL, INC.	102,583	187,109
5,200	DEXCOM, INC.(b)	413,972	446,472
5,800	EDWARDS LIFESCIENCES CORP.(b)	389,590	824,586
12,154	ELI LILLY & CO.	593,878	1,017,168
4,200	ENDO INTERNATIONAL PLC(b)(c)	110,376	290,976
16,961	EXPRESS SCRIPTS HOLDING CO.(b)	282,577	1,373,163
38,120	GILEAD SCIENCES, INC.	1,230,385	3,743,003
24,650	GLAXOSMITHKLINE PLC ADR(c)(d)	1,067,285	947,793
193	HALYARD HEALTH, INC.(b)	3,014	5,489
5,200	HCA HOLDINGS, INC.(b)	358,731	402,272
700	HEALTH NET, INC.(b)	17,017	42,154
1,900	HENRY SCHEIN, INC.(b)	86,167	252,168
33,914	HOLOGIC, INC.(b)	1,111,401	1,327,055
3,900	HUMANA, INC.	39,107	698,100
3,800	IDEXX LABORATORIES, INC.(b)	138,619	282,150
2,700	ILLUMINA, INC.(b)	175,377	474,714
53,344	JOHNSON & JOHNSON	2,436,090	4,979,662
500	LABORATORY CORP. OF AMERICA HOLDINGS(b)	11,742	54,235
2,800	LIFEPOINT HEALTH, INC.(b)	189,626	198,520
5,700	MCKESSON CORP.	202,597	1,054,671
9,791	MEDTRONIC PLC(c)	585,218	655,410
50,654	MERCK & CO., INC.	1,275,364	2,501,801
1,321	METTLER-TOLEDO INTERNATIONAL, INC.(b)	91,350	376,142
17,310	NOVARTIS A.G. ADR(c)(d)	1,046,284	1,591,135
1,600	PATTERSON COS., INC.	29,864	69,200
3,400	PERKINELMER, INC.	53,706	156,264
107,850	PFIZER, INC.	1,412,087	3,387,568
1,600	PREMIER, INC., CLASS A(b)	59,088	54,992
2,000	QUEST DIAGNOSTICS, INC.	109,108	122,940
3,300	QUINTILES TRANSNATIONAL HOLDINGS, INC.(b)	199,165	229,581
900	REGENERON PHARMACEUTICALS, INC.(b)	135,034	418,626
4,000	RESMED, INC.	81,990	203,840
900	SIRONA DENTAL SYSTEMS, INC.(b)	38,745	84,006
4,539	ST. JUDE MEDICAL, INC.	114,088	286,366
4,700	STRYKER CORP.	18,139	442,270
8,855	TELEFLEX, INC.	450,630	1,099,880
6,700	THERMO FISHER SCIENTIFIC, INC.	138,728	819,276
1,400	UNITED THERAPEUTICS CORP.(b)	197,621	183,736
28,512	UNITEDHEALTH GROUP, INC.	1,688,154	3,307,677
3,936	UNIVERSAL HEALTH SERVICES, INC., CLASS B	239,148	491,252
13,020	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(b)	660,574	2,322,508

(Continued)

7

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
4,700	VARIAN MEDICAL SYSTEMS, INC.(b)	$173,242	346,766
2,100	VCA, INC.(b)	111,194	110,565
3,000	VERTEX PHARMACEUTICALS, INC.(b)	74,805	312,420
2,600	WATERS CORP.(b)	60,997	307,346
5,374	ZIMMER BIOMET HOLDINGS, INC.	371,831	504,780
		31,036,845	64,236,076	13.45%
Industrials:
9,266	3M CO.	688,843	1,313,641
923	ACCO BRANDS CORP.(b)	3,137	6,526
127	ACUITY BRANDS, INC.	22,088	22,299
5,250	ADT (THE) CORP.	122,683	156,975
56,680	AIR LEASE CORP.	1,419,935	1,752,546
4,300	ALASKA AIR GROUP, INC.	287,293	341,635
1,533	ALLEGION PLC(c)	40,913	88,393
400	AMERCO	120,202	157,388
2,455	AMERICAN AIRLINES GROUP, INC.	110,862	95,328
5,175	AMETEK, INC.	73,220	270,756
3,300	AVIS BUDGET GROUP, INC.(b)	198,962	144,144
1,700	B/E AEROSPACE, INC.	34,478	74,630
24,780	BOEING (THE) CO.	1,208,397	3,244,941
4,951	CANADIAN NATIONAL RAILWAY CO.(c)	342,361	281,019
2,200	CARLISLE COS., INC.	45,116	192,236
13,204	CATERPILLAR, INC.	476,237	863,013
7,402	CINTAS CORP.	596,997	634,721
2,027	CON-WAY, INC.	44,529	96,181
800	COPA HOLDINGS S.A., CLASS A(c)	32,618	33,544
3,948	CRANE CO.	66,572	184,016
34,000	CSX CORP.	309,239	914,600
5,400	CUMMINS, INC.	294,414	586,332
11,163	DANAHER CORP.	255,642	951,199
7,300	DEERE & CO.	199,160	540,200
19,300	DELTA AIR LINES, INC.	533,792	865,991
860	DONALDSON CO., INC.	18,762	24,149
2,125	DOVER CORP.	61,065	121,507
1,987	DUN & BRADSTREET (THE) CORP.	49,383	208,635
8,384	EATON CORP. PLC	126,795	430,099
11,700	EMERSON ELECTRIC CO.	313,177	516,789
2,181	EQUIFAX, INC.	219,979	211,950
900	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	26,150	42,345
13,708	FEDEX CORP.	1,348,734	1,973,678
1,950	FLUOR CORP.	26,013	82,582
4,300	FORTUNE BRANDS HOME & SECURITY, INC.	33,889	204,121
3,300	GATX CORP.	136,605	145,695
16,902	GENERAL DYNAMICS CORP.	2,139,962	2,331,631
173,140	GENERAL ELECTRIC CO.	3,309,507	4,366,591
742	HD SUPPLY HOLDINGS, INC.(b)	23,078	21,236
6,600	HERTZ GLOBAL HOLDINGS, INC.(b)	37,676	110,418
9,188	HONEYWELL INTERNATIONAL, INC.	279,204	870,012
1,200	HUBBELL, INC., CLASS B	43,310	101,940
2,510	HUNTINGTON INGALLS INDUSTRIES, INC.	245,617	268,946
2,500	IDEX CORP.	58,238	178,250
700	IHS, INC., CLASS A(b)	30,839	81,200
26,442	ILLINOIS TOOL WORKS, INC.	2,185,105	2,176,441
3,300	INGERSOLL-RAND PLC	106,544	167,541
1,468	JACOBS ENGINEERING GROUP, INC.(b)	29,713	54,947
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	149,940
15,500	JETBLUE AIRWAYS CORP.(b)	95,281	399,435
2,900	KANSAS CITY SOUTHERN	46,328	263,552
850	KLX, INC.(b)	13,147	30,379
2,000	L-3 COMMUNICATIONS HOLDINGS, INC.	164,286	209,040
3,100	LANDSTAR SYSTEM, INC.	165,448	196,757
900	LENNOX INTERNATIONAL, INC.	26,811	101,997
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	73,402
5,068	LOCKHEED MARTIN CORP.	544,387	1,050,647
2,200	MACQUARIE INFRASTRUCTURE CORP.	162,544	164,252
4,800	MANITOWOC (THE) CO., INC.	47,568	72,000
2,475	MANPOWERGROUP, INC.	81,958	202,678
16,216	MASCO CORP.	164,665	408,319

(Continued)

8

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
2,000	NIELSEN HOLDINGS PLC	$61,200	88,940
700	NORDSON CORP.	29,470	44,058
6,276	NORFOLK SOUTHERN CORP.	260,925	479,486
17,346	NORTHROP GRUMMAN CORP.	2,359,564	2,878,569
2,180	NOW, INC.(b)	21,218	32,264
3,500	OSHKOSH CORP.	60,585	127,155
1,100	OWENS CORNING	22,578	46,101
8,389	PACCAR, INC.	91,278	437,654
2,850	PARKER-HANNIFIN CORP.	123,853	277,305
2,519	PENTAIR PLC(c)	73,408	128,570
8,500	PITNEY BOWES, INC.	191,635	168,725
2,000	PRECISION CASTPARTS CORP.	118,921	459,420
4,100	QUANTA SERVICES, INC.(b)	52,132	99,261
2,800	R.R. DONNELLEY & SONS CO.	25,228	40,768
3,900	RAYTHEON CO.	151,724	426,114
6,772	REPUBLIC SERVICES, INC.	275,838	279,006
3,400	ROBERT HALF INTERNATIONAL, INC.	207,710	173,944
5,250	ROCKWELL AUTOMATION, INC.	73,987	532,717
5,214	ROCKWELL COLLINS, INC.	154,727	426,714
300	ROPER TECHNOLOGIES, INC.	19,526	47,010
2,200	RYDER SYSTEM, INC.	75,226	162,888
4,685	SNAP-ON, INC.	544,847	707,154
2,700	SOLARCITY CORP.(b)	98,496	115,317
26,300	SOUTHWEST AIRLINES CO.	519,009	1,000,452
5,900	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A(b)	238,478	285,206
1,500	SPIRIT AIRLINES, INC.(b)	115,737	70,950
300	SPX CORP.	2,963	3,576
300	SPX FLOW, INC.(b)	8,803	10,329
5,057	STANLEY BLACK & DECKER, INC.	311,623	490,428
2,000	STERICYCLE, INC.(b)	95,284	278,620
1,700	TEREX CORP.	31,637	30,498
4,500	TEXTRON, INC.	174,599	169,380
2,200	TIMKEN (THE) CO.	87,525	60,478
1,000	TOWERS WATSON & CO., CLASS A	56,220	117,380
4,900	TRINITY INDUSTRIES, INC.	136,243	111,083
19,660	TRIUMPH GROUP, INC.	1,224,847	827,293
11,385	TYCO INTERNATIONAL PLC	399,558	380,942
28,580	UNION PACIFIC CORP.	1,854,668	2,526,758
9,328	UNITED CONTINENTAL HOLDINGS, INC.(b)	423,444	494,850
6,140	UNITED PARCEL SERVICE, INC., CLASS B	306,489	605,957
2,500	UNITED RENTALS, INC.(b)	222,938	150,125
16,850	UNITED TECHNOLOGIES CORP.	637,288	1,499,482
2,000	USG CORP.(b)	12,350	53,240
500	VERISK ANALYTICS, INC.(b)	25,120	36,955
180	VERITIV CORP.(b)	1,653	6,703
1,700	W.W. GRAINGER, INC.	74,317	365,517
2,966	WABCO HOLDINGS, INC.(b)	129,705	310,926
1,400	WABTEC CORP.	25,602	123,270
1,650	WASTE CONNECTIONS, INC.	29,914	80,157
8,650	WASTE MANAGEMENT, INC.	135,675	430,856
1,600	XYLEM, INC.	30,618	52,560
		32,365,341	50,578,466	10.59%
Information Technology:
5,600	ACCENTURE PLC, CLASS A(c)	230,959	550,256
19,200	ACTIVISION BLIZZARD, INC.	281,280	593,088
7,524	ADOBE SYSTEMS, INC.(b)	128,931	618,623
4,600	AKAMAI TECHNOLOGIES, INC.(b)	124,459	317,676
1,600	ALLIANCE DATA SYSTEMS CORP.(b)	75,650	414,368
5,000	ALTERA CORP.	94,155	250,400
4,700	AMDOCS LTD.	231,646	267,336
8,600	ANALOG DEVICES, INC.	120,368	485,126
1,300	ANSYS, INC.(b)	34,888	114,582
131,946	APPLE, INC.	4,864,158	14,553,644
25,800	APPLIED MATERIALS, INC.	453,813	379,002
7,600	ARRIS GROUP, INC.(b)	203,338	197,372
700	ARROW ELECTRONICS, INC.(b)	18,814	38,696
2,386	AUTODESK, INC.(b)	55,907	105,318
7,421	AUTOMATIC DATA PROCESSING, INC.	405,666	596,352

(Continued)

9

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
482	AVAGO TECHNOLOGIES LTD.(c)	$58,852	60,255
262	BLACKHAWK NETWORK HOLDINGS, INC.(b)	6,196	11,106
8,300	BOOZ ALLEN HAMILTON HOLDING CORP.	242,197	217,543
9,791	BROADCOM CORP., CLASS A	141,439	503,551
2,180	BROADRIDGE FINANCIAL SOLUTIONS, INC.	33,318	120,663
20,300	BROCADE COMMUNICATIONS SYSTEMS, INC.	239,140	210,714
11,400	CADENCE DESIGN SYSTEMS, INC.(b)	154,632	235,752
2,022	CDK GLOBAL, INC.	30,504	96,610
6,100	CDW CORP.	214,484	249,246
102,794	CISCO SYSTEMS, INC.	194,050	2,698,342
4,234	CITRIX SYSTEMS, INC.(b)	47,866	293,331
13,221	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A(b)	133,541	827,767
8,400	COMMSCOPE HOLDING CO., INC.(b)	248,168	252,252
5,200	COMPUTER SCIENCES CORP.	294,528	319,176
6,700	CORELOGIC, INC.(b)	76,313	249,441
108,468	CORNING, INC.	2,326,257	1,856,972
2,700	CYPRESS SEMICONDUCTOR CORP.(b)	3,558	23,004
4,000	DOLBY LABORATORIES, INC., CLASS A	120,978	130,400
75,623	EBAY, INC.(b)	1,618,986	1,848,226
2,140	ECHOSTAR CORP., CLASS A(b)	36,471	92,084
14,000	ELECTRONIC ARTS, INC.(b)	430,874	948,500
49,710	EMC CORP.	649,537	1,200,994
2,800	F5 NETWORKS, INC.(b)	196,245	324,240
28,498	FACEBOOK, INC., CLASS A(b)	965,689	2,561,970
7,802	FIDELITY NATIONAL INFORMATION SERVICES, INC.	135,427	523,358
9,903	FISERV, INC.(b)	265,440	857,699
2,600	FORTINET, INC.(b)	80,697	110,448
1,300	FREESCALE SEMICONDUCTOR LTD.(b)	14,326	47,554
7,107	FUJIFILM HOLDINGS CORP. ADR(c)(d)	240,323	265,802
1,900	GLOBAL PAYMENTS, INC.	113,707	217,987
5,841	GOOGLE, INC., CLASS A(b)	1,181,870	3,728,719
5,611	GOOGLE, INC., CLASS C(b)	1,207,730	3,413,845
5,000	HARRIS CORP.	189,845	365,750
45,842	HEWLETT-PACKARD CO.	1,244,652	1,174,014
1,800	IAC/INTERACTIVECORP	101,008	117,486
131,881	INTEL CORP.	1,557,693	3,974,893
13,268	INTERNATIONAL BUSINESS MACHINES CORP.	1,183,340	1,923,462
5,000	INTUIT, INC.	103,285	443,750
4,900	JABIL CIRCUIT, INC.	103,202	109,613
42,060	JUNIPER NETWORKS, INC.	944,242	1,081,363
2,800	KEYSIGHT TECHNOLOGIES, INC.(b)	63,035	86,352
5,000	KLA-TENCOR CORP.	236,819	250,000
1,062	KNOWLES CORP.(b)	12,542	19,573
8,300	LAM RESEARCH CORP.	394,770	542,239
5,400	LINEAR TECHNOLOGY CORP.	119,475	217,890
1,000	LINKEDIN CORP., CLASS A(b)	118,870	190,130
28,700	MARVELL TECHNOLOGY GROUP LTD.(c)	317,905	259,735
17,000	MASTERCARD, INC., CLASS A	182,283	1,532,040
4,400	MAXIM INTEGRATED PRODUCTS, INC.	76,114	146,960
4,200	MICROCHIP TECHNOLOGY, INC.	46,116	180,978
21,934	MICRON TECHNOLOGY, INC.(b)	344,275	328,571
143,549	MICROSOFT CORP.	1,568,186	6,353,479
7,400	NETAPP, INC.	261,139	219,040
4,800	NEUSTAR, INC., CLASS A(b)	79,848	130,608
22,100	NVIDIA CORP.	325,054	544,765
19,300	ON SEMICONDUCTOR CORP.(b)	199,220	181,420
76,689	ORACLE CORP.	441,797	2,770,007
2,800	PALO ALTO NETWORKS, INC.(b)	116,508	481,600
3,666	PAYCHEX, INC.	10,315	174,612
11,100	PAYPAL HOLDINGS, INC.(b)	120,672	344,544
2,400	PTC, INC.(b)	82,674	76,176
749	QORVO, INC.(b)	34,882	33,742
13,100	QUALCOMM, INC.	225,513	703,863
4,200	RED HAT, INC.(b)	61,669	301,896
7,600	SALESFORCE.COM, INC.(b)	86,710	527,668
11,132	SANDISK CORP.	408,623	604,801
27,215	SEAGATE TECHNOLOGY PLC	1,356,719	1,219,232
3,700	SERVICENOW, INC.(b)	139,416	256,965

(Continued)

10

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
3,500	SKYWORKS SOLUTIONS, INC.	$288,121	294,735
1,800	SOLARWINDS, INC.(b)	88,425	70,632
14,419	SYMANTEC CORP.	71,242	280,738
4,400	SYNOPSYS, INC.(b)	172,415	203,192
4,500	TERADATA CORP.(b)	73,317	130,320
9,000	TERADYNE, INC.	122,880	162,090
26,111	TEXAS INSTRUMENTS, INC.	755,073	1,293,017
2,700	TOTAL SYSTEM SERVICES, INC.	60,453	122,661
5,000	TRIMBLE NAVIGATION LTD.(b)	38,162	82,100
3,900	VERIFONE SYSTEMS, INC.(b)	124,641	108,147
900	VERISIGN, INC.(b)	40,779	63,504
23,200	VISA, INC., CLASS A	395,709	1,616,112
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	75,582
1,500	VMWARE, INC., CLASS A(b)	47,285	118,185
9,100	WESTERN DIGITAL CORP.	423,751	722,904
20,907	WESTERN UNION (THE) CO.	386,360	383,852
3,000	WORKDAY, INC., CLASS A(b)	180,280	206,580
136,746	XEROX CORP.	1,781,585	1,330,539
6,750	XILINX, INC.	47,180	286,200
20,640	YAHOO!, INC.(b)	228,331	596,702
2,700	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	232,759	206,685
		37,493,470	80,203,084	16.79%
Materials:
2,775	AIR PRODUCTS & CHEMICALS, INC.	126,374	354,035
400	AIRGAS, INC.	16,882	35,732
1,300	ALBEMARLE CORP.	29,152	57,330
10,231	ALCOA, INC.	169,371	98,831
800	APTARGROUP, INC.	27,324	52,768
6,193	ASHLAND, INC.	599,244	623,140
700	AVERY DENNISON CORP.	25,347	39,599
16,591	BALL CORP.	941,329	1,031,960
3,000	BEMIS CO., INC.	66,889	118,710
2,100	CELANESE CORP., SERIES A	107,515	124,257
24,969	CF INDUSTRIES HOLDINGS, INC.	1,260,069	1,121,108
2,605	CHEMOURS (THE) CO.	19,289	16,854
500	COMPASS MINERALS INTERNATIONAL, INC.	27,452	39,185
34,475	CROWN HOLDINGS, INC.(b)	1,072,781	1,577,231
1,400	CYTEC INDUSTRIES, INC.	25,564	103,390
2,000	DOMTAR CORP.(c)	52,480	71,500
19,200	DOW CHEMICAL (THE) CO.	585,605	814,080
13,025	E.I. DU PONT DE NEMOURS & CO.	366,183	627,805
438	EAGLE MATERIALS, INC.	1,727	29,968
4,100	EASTMAN CHEMICAL CO.	137,430	265,352
3,991	ECOLAB, INC.	137,417	437,893
13,800	GRAPHIC PACKAGING HOLDING CO.	203,228	176,502
3,683	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	79,231	380,307
9,431	INTERNATIONAL PAPER CO.	115,495	356,398
42,975	LYONDELLBASELL INDUSTRIES N.V., CLASS A	3,591,562	3,582,396
700	MARTIN MARIETTA MATERIALS, INC.	27,965	106,365
10,115	MONSANTO CO.	47,604	863,214
46,251	MOSAIC (THE) CO.	2,163,659	1,438,869
5,844	NUCOR CORP.	99,313	219,442
79,645	OWENS-ILLINOIS, INC.(b)	1,948,800	1,650,244
4,500	PACKAGING CORP. OF AMERICA	213,913	270,720
7,972	PPG INDUSTRIES, INC.	180,558	699,065
6,450	PRAXAIR, INC.	258,706	656,997
2,200	RELIANCE STEEL & ALUMINUM CO.	61,215	118,822
700	ROYAL GOLD, INC.	30,621	32,886
6,500	RPM INTERNATIONAL, INC.	72,503	272,285
1,400	SEALED AIR CORP.	24,528	65,632
3,382	SHERWIN-WILLIAMS (THE) CO.	563,783	753,442
3,600	SONOCO PRODUCTS CO.	74,519	135,864
3,234	SOUTHERN COPPER CORP.(c)	38,445	86,412
16,600	STEEL DYNAMICS, INC.	237,025	285,188
1,273	SUNCOKE ENERGY, INC.	8,474	9,904
4,700	UNITED STATES STEEL CORP.	113,912	48,974
3,200	VALSPAR (THE) CORP.	68,240	230,016
4,426	VULCAN MATERIALS CO.	255,341	394,799

(Continued)

11

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont’d):
2,400	WESTLAKE CHEMICAL CORP.	$149,920	124,536
5,042	WESTROCK CO.	187,460	259,360
		16,611,444	20,859,367	4.37%
Telecommunication Services:
109,220	AT&T, INC.	2,272,160	3,558,388
5,818	CENTURYLINK, INC.	230,461	146,148
39,389	FRONTIER COMMUNICATIONS CORP.	233,123	187,098
6,710	LEVEL 3 COMMUNICATIONS, INC.(b)	159,907	293,160
40,125	MOBILE TELESYSTEMS PJSC ADR(c)(d)	445,967	289,702
44,067	NIPPON TELEGRAPH & TELEPHONE CORP. ADR(c)(d)	1,318,505	1,556,006
1,922	PHILIPPINE LONG DISTANCE TELEPHONE CO. ADR(c)(d)	135,504	88,719
700	SBA COMMUNICATIONS CORP., CLASS A(b)	53,338	73,318
27,740	SPRINT CORP.(b)	103,117	106,522
5,435	TELEPHONE & DATA SYSTEMS, INC.	109,150	135,658
4,119	T-MOBILE US, INC.(b)	124,727	163,977
32,083	VERIZON COMMUNICATIONS, INC.	989,419	1,395,931
		6,175,378	7,994,627	1.67%
Utilities:
9,100	AES CORP.	96,005	89,089
4,500	AGL RESOURCES, INC.	135,198	274,680
1,000	ALLIANT ENERGY CORP.	24,835	58,490
1,600	AMEREN CORP.	40,872	67,632
12,835	AMERICAN ELECTRIC POWER CO., INC.	517,351	729,798
34,605	AMERICAN WATER WORKS CO., INC.	908,524	1,906,043
1,735	AQUA AMERICA, INC.	22,973	45,926
8,500	CALPINE CORP.(b)	56,652	124,100
5,800	CENTERPOINT ENERGY, INC.	66,308	104,632
13,300	CMS ENERGY CORP.	259,708	469,756
6,889	CONSOLIDATED EDISON, INC.	343,192	460,530
8,862	DOMINION RESOURCES, INC.	284,452	623,708
4,600	DTE ENERGY CO.	289,481	369,702
10,451	DUKE ENERGY CORP.	369,386	751,845
12,302	EDISON INTERNATIONAL	438,841	775,887
6,264	ENTERGY CORP.	341,680	407,786
4,961	EVERSOURCE ENERGY	125,492	251,126
6,051	EXELON CORP.	220,711	179,715
2,800	GREAT PLAINS ENERGY, INC.	43,498	75,656
10,500	ITC HOLDINGS CORP.	154,844	350,070
1,500	NATIONAL FUEL GAS CO.	38,322	74,970
4,300	NEXTERA ENERGY, INC.	178,192	419,465
6,900	NISOURCE, INC.	43,973	127,995
8,183	NRG ENERGY, INC.	123,766	121,518
30,655	NRG YIELD, INC., CLASS A	538,877	341,803
19,410	NRG YIELD, INC., CLASS C	369,479	225,350
4,800	OGE ENERGY CORP.	43,344	131,328
500	ONE GAS, INC.	3,925	22,665
10,123	PG&E CORP.	325,643	534,494
3,500	PINNACLE WEST CAPITAL CORP.	148,582	224,490
1,700	PPL CORP.	35,744	55,913
6,400	PUBLIC SERVICE ENTERPRISE GROUP, INC.	274,037	269,824
6,000	SCANA CORP.	242,780	337,560
3,300	SEMPRA ENERGY	170,451	319,176
9,700	SOUTHERN (THE) CO.	207,277	433,590
212	TALEN ENERGY CORP.(b)	2,770	2,141
7,600	TECO ENERGY, INC.	90,842	199,576
9,850	UGI CORP.	246,882	342,977
1,600	VECTREN CORP.	77,182	67,216
4,820	WEC ENERGY GROUP, INC.	46,469	251,700
5,100	WESTAR ENERGY, INC.	184,168	196,044
8,825	XCEL ENERGY, INC.	193,224	312,493
		8,325,932	13,128,459	2.75%
	Sub-total Common Stocks:	276,542,400	468,598,389	98.11%
Master Limited Partnerships:
Energy:
58,615	CONE MIDSTREAM PARTNERS L.P.	1,564,739	582,047

(Continued)

12

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
46,235	ENTERPRISE PRODUCTS PARTNERS L.P.	$978,294	1,151,252
21,540	MAGELLAN MIDSTREAM PARTNERS L.P.	656,729	1,294,769
30,795	VTTI ENERGY PARTNERS L.P.(c)	645,192	602,658
		3,844,954	3,630,726	0.76%
	Sub-total Master Limited Partnerships:	3,844,954	3,630,726	0.76%
Preferred Stocks:
Telecommunication Services:
22,462	TELEFONICA BRASIL S.A. ADR(c)(d)	404,828	205,078
		404,828	205,078	0.04%
	Sub-total Preferred Stocks:	404,828	205,078	0.04%
Rights:
Consumer Staples:
1,600	CASA LEY (CONTINGENT VALUE RIGHTS)(b)	1,624	1,624
		1,624	1,624	0.00%
Financials:
1,600	PROPERTY DEVELOPMENT CENTERS LLC (CONTINGENT VALUE RIGHTS)(b)	78	78
		78	78	0.00%
	Sub-total Rights:	1,702	1,702	0.00%
Short-Term Investments:
5,330,777	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(e)	5,330,777	5,330,777
	Sub-total Short-Term Investments:	5,330,777	5,330,777	1.12%
	Grand total(f)	$286,124,661	477,766,672	100.03%

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of September 30, 2015, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 4.49% of net assets.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.46% of net assets as of September 30, 2015.
(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2014, the value of the Clearwater Core Equity Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $10,357,430 with net sales of $5,026,653 during the nine months ended September 30, 2015.
(f)	At September 30, 2015, the cost for Federal income tax purposes was $285,975,303. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$208,765,394
Gross unrealized depreciation	(16,974,025)
Net unrealized appreciation	$191,791,369

(Continued)

13

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2015

Fair value is an estimate of the price the Clearwater Core Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Core Equity Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities, master limited partnerships and rights are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Core Equity Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Core Equity Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Clearwater Core Equity Fund’s investments and other financial instruments, which are carried at fair value as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$468,598,389	$—	$—	$468,598,389
Master Limited Partnerships	3,630,726	—	—	3,630,726
Preferred Stocks	205,078	—	—	205,078
Rights	—	—	1,702	1,702
Short-Term Investments	5,330,777	—	—	5,330,777
Total	$477,764,970	$—	$1,702	$477,766,672

For the Clearwater Core Equity Fund, 100% of the investment value is comprised of equity securities, master limited partnerships, rights and short-term investments. See the Clearwater Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity, master limited partnerships, and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. At September 30, 2015, trading of two rights was suspended pending corporate actions and these rights were valued at period end using the applicable company’s internally determined prices.

The Clearwater Core Equity Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2015, there were no transfers between any of the Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2014.

(Continued)

14

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2015

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Rights
	Consumer Staples	Financials	Total
Balance as of 12/31/14	$—	$—	$—
Realized Gains (Losses)	—	—	—
Change in Unrealized Appreciation (Depreciation)	—	—	—
Purchases	1,624	78	1,702
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 9/30/15	$1,624	$78	$1,702
Net increase (decrease) in unrealized appreciation (depreciation)(1)	$—	$—	$—

(1)	The net increase (decrease) in unrealized appreciation (depreciation) on Level 3 securities still held at September 30, 2015.

(Continued)

15

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Core Equity Fund (unaudited)
September 30, 2015

(Continued)

16

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund (unaudited)

September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Consumer Discretionary:
25,679	1-800-FLOWERS.COM, INC., CLASS A(b)	$218,331	233,679
9,582	BIG 5 SPORTING GOODS CORP.	106,149	99,461
169,466	BLACK DIAMOND, INC.(b)	1,374,918	1,064,246
48,900	BLOOMIN’ BRANDS, INC.	1,124,517	889,002
47,264	BRAVO BRIO RESTAURANT GROUP, INC.(b)	635,930	532,665
24,835	CARRIAGE SERVICES, INC.	455,737	536,188
5,697	CSS INDUSTRIES, INC.	163,303	150,059
41,100	CST BRANDS, INC.	1,266,746	1,383,426
81,711	DANA HOLDING CORP.	1,885,252	1,297,571
144,500	DENNY’S CORP.(b)	558,365	1,593,835
57,700	EW SCRIPPS (THE) CO., CLASS A	1,004,685	1,019,559
36,843	FTD COS., INC.(b)	1,185,109	1,097,921
14,464	HELEN OF TROY LTD.(b)(c)	1,120,930	1,291,635
40,000	HOUGHTON MIFFLIN HARCOURT CO.(b)	874,020	812,400
118,908	IROBOT CORP.(b)	3,796,520	3,464,979
36,924	JAMBA, INC.(b)	505,740	526,167
145,684	LIFELOCK, INC.(b)	1,771,406	1,276,192
28,641	LITHIA MOTORS, INC., CLASS A	1,902,286	3,096,379
73,000	MEDIA GENERAL, INC.(b)	1,166,231	1,021,270
23,135	OUTERWALL, INC.	1,645,780	1,317,076
31,500	PENSKE AUTOMOTIVE GROUP, INC.	609,816	1,525,860
25,483	PEP BOYS-MANNY MOE & JACK (THE)(b)	232,078	310,638
21,445	PERRY ELLIS INTERNATIONAL, INC.(b)	499,369	470,932
22,613	ROCKY BRANDS, INC.	241,571	320,878
43,000	SALLY BEAUTY HOLDINGS, INC.(b)	366,257	1,021,250
11,012	SHOE CARNIVAL, INC.	256,215	262,086
52,867	SHUTTERFLY, INC.(b)	2,345,299	1,889,995
29,602	SUMMER INFANT, INC.(b)	70,210	50,915
21,878	SUPERIOR INDUSTRIES INTERNATIONAL, INC.	405,265	408,681
151,312	TILE SHOP HOLDINGS, INC.(b)	1,771,295	1,812,718
57,000	TIME, INC.	1,346,835	1,085,850
19,843	TRAVELCENTERS OF AMERICA LLC(b)	237,862	204,978
81,100	TRI POINTE GROUP, INC.(b)	1,357,771	1,061,599
19,660	UNIFI, INC.(b)	557,405	586,065
14,000	VAIL RESORTS, INC.	514,183	1,465,520
24,100	VISTA OUTDOOR, INC.(b)	1,069,330	1,070,763
47,142	VITAMIN SHOPPE, INC.(b)	1,900,341	1,538,715
		36,543,057	37,791,153	13.07%

Consumer Staples:
47,710	CAL-MAINE FOODS, INC.	1,918,240	2,605,443
11,247	DIAMOND FOODS, INC.(b)	313,284	347,082
56,350	FLOWERS FOODS, INC.	466,378	1,394,099
69,292	FRESH MARKET (THE), INC.(b)	2,391,591	1,565,306
18,919	JOHN B. SANFILIPPO & SON, INC.	722,533	969,788
14,205	MEDIFAST, INC.(b)	393,753	381,546
30,163	OMEGA PROTEIN CORP.(b)	457,032	511,866
16,370	PRIMO WATER CORP.(b)	48,304	123,594
81,725	S&W SEED CO.(b)	359,860	375,935
7,087	SENECA FOODS CORP., CLASS A(b)	154,404	186,742
16,135	SPARTANNASH CO.	381,100	417,090
25,897	SPECTRUM BRANDS HOLDINGS, INC.	981,292	2,369,835
		8,587,771	11,248,326	3.89%

Energy:
34,486	ALON USA ENERGY, INC.	496,037	623,162
36,138	CARRIZO OIL & GAS, INC.(b)	917,893	1,103,654
15,780	ENERGEN CORP.	784,608	786,791
62,691	FORUM ENERGY TECHNOLOGIES, INC.(b)	1,353,531	765,457
68,986	MEMORIAL RESOURCE DEVELOPMENT CORP.(b)	1,275,416	1,212,774
22,109	STEEL EXCEL, INC.(b)	518,952	441,075
102,300	SYNERGY RESOURCES CORP.(b)	1,069,972	1,002,540
		6,416,409	5,935,453	2.06%
Financials:
33,843	ALEXANDER & BALDWIN, INC.	1,335,780	1,161,830
56,100	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	1,154,324	1,307,691
38,016	AMERICAN NATIONAL BANKSHARES, INC.	827,659	891,475

(Continued)

17

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund (unaudited)

September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
14,806	ASHFORD HOSPITALITY PRIME, INC.	$230,752	207,728
150,670	ASHFORD HOSPITALITY TRUST, INC.	1,482,933	919,087
16,537	ATLAS FINANCIAL HOLDINGS, INC.(b)	206,712	305,935
49,400	BANCORPSOUTH, INC.	991,527	1,174,238
57,741	BANKUNITED, INC.	1,705,663	2,064,241
23,086	BERKSHIRE HILLS BANCORP, INC.	484,184	635,788
31,728	BLUE HILLS BANCORP, INC.	416,390	439,433
21,180	BNC BANCORP	356,427	470,831
26,285	BROOKLINE BANCORP, INC.	209,401	266,530
15,105	BSB BANCORP, INC.(b)	236,123	319,320
33,209	CAPE BANCORP, INC.	305,014	412,124
20,025	CARETRUST REIT, INC.	210,262	227,284
41,265	CHESAPEAKE LODGING TRUST	652,788	1,075,366
36,254	CHEVIOT FINANCIAL CORP.	413,484	500,668
9,205	CHICOPEE BANCORP, INC.	148,166	147,648
12,224	CITIZENS & NORTHERN CORP.	240,204	238,613
18,161	CNB FINANCIAL CORP.	305,769	329,985
1,377	COMMUNITY BANKERS TRUST CORP.(b)	6,662	6,954
5,112	COMMUNITY TRUST BANCORP, INC.	161,514	181,527
22,957	CONNECTONE BANCORP, INC.	415,515	443,070
72,215	CORPORATE OFFICE PROPERTIES TRUST	2,016,181	1,518,681
104,551	COUSINS PROPERTIES, INC.	1,057,919	963,960
18,007	DONEGAL GROUP, INC., CLASS A	283,489	253,178
27,395	EMC INSURANCE GROUP, INC.	431,942	635,838
10,288	EVANS BANCORP, INC.	228,397	255,142
50,693	FARMERS NATIONAL BANC CORP.	363,663	416,697
20,385	FINANCIAL INSTITUTIONS, INC.	352,230	505,140
20,843	FIRST BANCORP	332,154	354,331
7,340	FIRST BUSINESS FINANCIAL SERVICES, INC.	159,645	172,637
8,548	FIRST FINANCIAL CORP.	250,849	276,528
51,000	FIRSTMERIT CORP.	829,058	901,170
20,535	FLUSHING FINANCIAL CORP.	326,021	411,111
54,539	FORESTAR GROUP, INC.(b)	879,947	717,188
35,200	GAMING AND LEISURE PROPERTIES, INC.	1,250,070	1,045,440
5,356	GERMAN AMERICAN BANCORP, INC.	143,918	156,770
58,097	GETTY REALTY CORP.	1,015,431	917,933
36,752	GRAMERCY PROPERTY TRUST, INC.	846,222	763,339
69,469	GREAT WESTERN BANCORP, INC.	1,557,997	1,762,429
52,430	GUARANTY BANCORP	846,249	863,522
88,152	HANMI FINANCIAL CORP.	1,909,744	2,221,430
23,300	HANOVER INSURANCE GROUP (THE), INC.	1,287,458	1,810,410
30,586	HERITAGE COMMERCE CORP.	275,322	346,845
38,783	HERITAGE FINANCIAL CORP.	493,149	729,896
64,153	HERSHA HOSPITALITY TRUST	1,711,414	1,453,707
27,564	HORACE MANN EDUCATORS CORP.	614,963	915,676
18,100	IBERIABANK CORP.	853,747	1,053,601
157,728	INVESTORS BANCORP, INC.	1,085,127	1,946,364
6,000	KANSAS CITY LIFE INSURANCE CO.	252,138	281,940
76,887	KITE REALTY GROUP TRUST	1,925,711	1,830,680
15,369	LCNB CORP.	241,084	248,824
48,700	LEGACYTEXAS FINANCIAL GROUP, INC.	618,187	1,484,376
29,906	MARCUS & MILLICHAP, INC.(b)	957,048	1,375,377
152,473	MEDICAL PROPERTIES TRUST, INC.	1,730,782	1,686,351
109,044	NATIONAL BANK HOLDINGS CORP., CLASS A	2,061,977	2,238,673
119,543	NEW MOUNTAIN FINANCE CORP.	1,768,271	1,624,589
50,222	NORTHWEST BANCSHARES, INC.	614,982	652,886
2,519	OLD LINE BANCSHARES, INC.	40,395	40,959
55,659	ORITANI FINANCIAL CORP.	808,447	869,394
47,592	PACIFIC CONTINENTAL CORP.	541,437	633,450
34,696	PACIFIC MERCANTILE BANCORP(b)	219,067	233,504
27,784	PACWEST BANCORP	665,659	1,189,433
34,256	PARK STERLING CORP.	224,224	232,941
38,308	PEOPLES BANCORP, INC.	886,970	796,423
17,865	PEOPLE’S UTAH BANCORP	259,042	291,378
42,092	PREFERRED APARTMENT COMMUNITIES, INC., CLASS A	301,027	457,961
72,700	PROVIDENT FINANCIAL SERVICES, INC.	1,313,447	1,417,650
10,622	QCR HOLDINGS, INC.	206,661	232,303
11,744	RENASANT CORP.	176,324	385,790

(Continued)

18

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund (unaudited)

September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
23,690	RYMAN HOSPITALITY PROPERTIES, INC.	$476,390	1,166,259
50,200	SABRA HEALTH CARE REIT, INC.	935,812	1,163,636
4,971	SANDY SPRING BANCORP, INC.	115,606	130,141
29,297	SI FINANCIAL GROUP, INC.	292,666	348,634
126,100	SLM CORP.(b)	1,135,123	933,140
106,700	SPIRIT REALTY CAPITAL, INC.	839,050	975,238
13,525	STATE BANK FINANCIAL CORP.	214,643	279,697
25,851	STONEGATE BANK	711,431	822,320
34,800	SYNOVUS FINANCIAL CORP.	841,162	1,030,080
21,700	TEXAS CAPITAL BANCSHARES, INC.(b)	1,077,542	1,137,514
10,091	TRICO BANCSHARES	242,577	247,936
23,400	UMB FINANCIAL CORP.	1,237,898	1,188,954
97,997	UMPQUA HOLDINGS CORP.	1,118,199	1,597,351
34,400	UNION BANKSHARES CORP.	802,320	825,600
90,464	UNITED FINANCIAL BANCORP, INC.	1,010,020	1,180,555
37,194	UNIVEST CORP. OF PENNSYLVANIA	669,400	714,869
38,500	URBAN EDGE PROPERTIES	880,313	831,215
16,326	URSTADT BIDDLE PROPERTIES, INC., CLASS A	279,877	305,949
91,665	WALKER & DUNLOP, INC.(b)	1,280,245	2,390,623
27,800	WINTRUST FINANCIAL CORP.	1,006,799	1,485,354
51,796	WISDOMTREE INVESTMENTS, INC.	1,168,565	835,470
50,500	XENIA HOTELS & RESORTS, INC.	1,111,008	881,730
		67,159,085	75,773,476	26.21%
Health Care:
54,114	ACCURAY, INC.(b)	382,573	270,299
13,079	ACETO CORP.	268,063	359,019
47,608	AIR METHODS CORP.(b)	1,959,520	1,622,957
5,212	ALBANY MOLECULAR RESEARCH, INC.(b)	86,360	90,793
70,463	ALERE, INC.(b)	2,385,300	3,392,793
14,494	AMSURG CORP.(b)	1,233,263	1,126,329
2,454	ANIKA THERAPEUTICS, INC.(b)	83,249	78,111
261,830	BIOSCRIP, INC.(b)	1,237,916	489,622
8,253	CROSS COUNTRY HEALTHCARE, INC.(b)	101,623	112,323
16,928	CRYOLIFE, INC.	161,766	164,709
6,456	CYNOSURE, INC., CLASS A(b)	157,677	193,938
67,981	DEPOMED, INC.(b)	1,941,366	1,281,442
53,741	EMERGENT BIOSOLUTIONS, INC.(b)	1,193,970	1,531,081
107,776	EXAMWORKS GROUP, INC.(b)	3,424,025	3,151,370
159,558	FLAMEL TECHNOLOGIES S.A. ADR(b)(c)(d)	2,256,977	2,602,391
65,901	GLOBUS MEDICAL, INC., CLASS A(b)	1,077,071	1,361,515
59,266	HEALTHSOUTH CORP.	1,703,315	2,274,036
9,026	HEALTHSTREAM, INC.(b)	236,123	196,857
67,223	HEALTHWAYS, INC.(b)	881,011	747,520
113,762	HMS HOLDINGS CORP.(b)	1,789,540	997,693
50,907	HORIZON PHARMA PLC(b)	862,459	1,008,977
28,750	ICON PLC(b)(c)	1,404,710	2,040,387
1,401	LANDAUER, INC.	45,772	51,823
9,561	MISONIX, INC.(b)	99,622	104,980
4,626	NATUS MEDICAL, INC.(b)	80,257	182,496
36,679	OMNICELL, INC.(b)	1,317,018	1,140,717
31,472	PAREXEL INTERNATIONAL CORP.(b)	1,745,307	1,948,746
29,708	PHARMERICA CORP.(b)	599,105	845,787
30,917	PSYCHEMEDICS CORP.	366,494	311,334
3,530	SPAN-AMERICA MEDICAL SYSTEMS, INC.	64,206	62,305
11,458	SYMMETRY SURGICAL, INC.(b)	75,511	101,976
30,740	WEST PHARMACEUTICAL SERVICES, INC.	591,771	1,663,649
46,800	WRIGHT MEDICAL GROUP, INC.(b)	1,262,792	983,736
		31,075,732	32,491,711	11.24%
Industrials:
39,767	A.O. SMITH CORP.	858,102	2,592,411
26,100	ABM INDUSTRIES, INC.	776,979	712,791
70,410	AEROJET ROCKETDYNE HOLDINGS, INC.(b)	1,194,615	1,139,234
39,200	AIR LEASE CORP.	906,256	1,212,064
2,572	ALBANY INTERNATIONAL CORP., CLASS A	76,360	73,585
4,484	ALLEGIANT TRAVEL CO.	461,911	969,665
80,960	API TECHNOLOGIES CORP.(b)	207,178	175,683

(Continued)

19

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund (unaudited)

September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
42,296	ASTRONICS CORP.(b)	$2,058,238	1,710,027
15,190	AZZ, INC.	640,898	739,601
80,890	CASELLA WASTE SYSTEMS, INC., CLASS A(b)	395,401	469,162
18,263	CELADON GROUP, INC.	387,590	292,573
16,536	CLARCOR, INC.	958,950	788,436
100,494	ECHO GLOBAL LOGISTICS, INC.(b)	2,345,503	1,969,682
5,862	ENCORE WIRE CORP.	212,351	191,512
18,849	ENNIS, INC.	255,968	327,219
20,000	ENPRO INDUSTRIES, INC.	569,233	783,400
47,251	ESCO TECHNOLOGIES, INC.	1,695,411	1,696,311
29,700	FORTUNE BRANDS HOME & SECURITY, INC.	588,009	1,409,859
74,472	GENERAC HOLDINGS, INC.(b)	2,737,905	2,240,862
13,000	GENESEE & WYOMING, INC., CLASS A(b)	321,298	768,040
6,212	GIBRALTAR INDUSTRIES, INC.(b)	98,352	113,990
4,351	GRAHAM CORP.	90,020	76,795
31,601	GREENBRIER (THE) COS., INC.	1,362,542	1,014,708
40,300	HARSCO CORP.	1,056,914	365,521
41,700	HILLENBRAND, INC.	1,231,301	1,084,617
26,239	HURON CONSULTING GROUP, INC.(b)	1,603,002	1,640,725
32,400	ITT CORP.	644,275	1,083,132
16,181	JASON INDUSTRIES, INC.(b)	159,231	70,873
34,400	JOHN BEAN TECHNOLOGIES CORP.	444,345	1,315,800
19,000	LB FOSTER CO., CLASS A	424,937	233,320
77,330	LSI INDUSTRIES, INC.	652,381	652,665
5,029	MULTI-COLOR CORP.	340,059	384,668
12,524	NORDSON CORP.	824,581	788,261
72,807	ON ASSIGNMENT, INC.(b)	2,169,817	2,686,578
95,884	PGT, INC.(b)	1,235,433	1,177,456
27,667	QUANEX BUILDING PRODUCTS CORP.	523,254	502,709
27,007	REGAL BELOIT CORP.	1,727,838	1,524,545
74,169	REXNORD CORP.(b)	1,751,313	1,259,390
52,800	RITCHIE BROS. AUCTIONEERS, INC.(c)	1,177,398	1,366,464
38,571	SPARTON CORP.(b)	947,489	825,419
11,254	TELEDYNE TECHNOLOGIES, INC.(b)	351,764	1,016,236
37,113	TRIMAS CORP.(b)	873,309	606,798
24,060	TRIUMPH GROUP, INC.	1,528,201	1,012,445
56,038	VERSAR, INC.(b)	193,786	194,452
43,396	VIAD CORP.	1,101,840	1,258,050
45,637	WOODWARD, INC.	1,779,701	1,857,426
		41,941,239	44,375,160	15.35%

Information Technology:
13,778	ASURE SOFTWARE, INC.(b)	81,915	77,983
30,069	BELDEN, INC.	1,811,285	1,403,922
106,487	CALLIDUS SOFTWARE, INC.(b)	1,156,913	1,809,214
50,215	COGNEX CORP.	1,355,552	1,725,890
5,472	COMTECH TELECOMMUNICATIONS CORP.	163,263	112,778
23,200	DIEBOLD, INC.	786,024	690,664
20,971	DSP GROUP, INC.(b)	212,310	191,046
75,798	ELECTRONICS FOR IMAGING, INC.(b)	3,130,288	3,280,537
19,244	EPIQ SYSTEMS, INC.	315,052	248,632
32,830	EURONET WORLDWIDE, INC.(b)	1,307,647	2,432,375
10,412	EVOLVING SYSTEMS, INC.	73,155	62,472
25,980	EXAR CORP.(b)	167,875	154,581
80,600	FAIRCHILD SEMICONDUCTOR INTERNATIONAL, INC.(b)	1,020,949	1,131,624
33,117	FARO TECHNOLOGIES, INC.(b)	1,504,534	1,159,095
6,986	FORMFACTOR, INC.(b)	46,890	47,365
68,934	FRANKLIN WIRELESS CORP.(b)	125,914	119,945
36,809	FREQUENCY ELECTRONICS, INC.(b)	361,015	382,077
86,511	GLOBALSCAPE, INC.	228,145	283,756
17,367	HARMONIC, INC.(b)	93,270	100,729
64,470	INTERNAP CORP.(b)	512,793	395,201
28,519	INTEST CORP.(b)	105,093	120,350
42,524	IPG PHOTONICS CORP.(b)	2,491,582	3,230,548
30,550	ITERIS, INC.(b)	59,851	75,153
39,000	KNOWLES CORP.(b)	1,186,746	718,770
5,197	KVH INDUSTRIES, INC.(b)	46,594	51,970
14,613	LATTICE SEMICONDUCTOR CORP.(b)	89,636	56,260
34,627	LIONBRIDGE TECHNOLOGIES, INC.(b)	139,723	171,057

(Continued)

20

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund (unaudited)

September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
16,093	MARCHEX, INC., CLASS B	$59,664	64,855
15,416	MAXLINEAR, INC., CLASS A(b)	112,036	191,775
30,891	MERCURY SYSTEMS, INC.(b)	364,308	491,476
84,723	METHODE ELECTRONICS, INC.	2,781,702	2,702,664
120,900	MITEL NETWORKS CORP.(b)(c)	1,144,690	779,805
120,381	MODUSLINK GLOBAL SOLUTIONS, INC.(b)	406,754	344,290
32,307	MONSTER WORLDWIDE, INC.(b)	226,154	207,411
13,169	OSI SYSTEMS, INC.(b)	922,478	1,013,486
17,186	PC-TEL, INC.	133,592	103,288
130,956	PERFICIENT, INC.(b)	2,286,397	2,020,651
26,867	PLANET PAYMENT, INC.(b)	62,891	76,034
103,922	QUANTUM CORP.(b)	116,670	72,465
40,304	RADWARE LTD.(b)(c)	837,407	655,343
39,780	ROGERS CORP.(b)	2,437,623	2,115,500
45,040	SHORETEL, INC.(b)	336,906	336,449
47,411	SUPER MICRO COMPUTER, INC.(b)	1,300,355	1,292,424
17,327	SYKES ENTERPRISES, INC.(b)	259,886	441,839
71,672	SYNCHRONOSS TECHNOLOGIES, INC.(b)	2,670,581	2,350,842
32,954	SYNNEX CORP.	1,451,731	2,803,067
95,025	TELECOMMUNICATION SYSTEMS, INC., CLASS A(b)	319,774	326,886
70,341	UNISYS CORP.(b)	1,310,489	837,058
26,300	VERINT SYSTEMS, INC.(b)	998,158	1,134,845
12,000	WEX, INC.(b)	318,886	1,042,080
66,427	XURA, INC.(b)	1,561,291	1,486,636
22,710	ZIX CORP.(b)	59,328	95,609
		41,053,765	43,220,772	14.95%
Materials:
45,295	A. SCHULMAN, INC.	1,571,426	1,470,729
91,550	BERRY PLASTICS GROUP, INC.(b)	2,511,143	2,752,908
89,096	CHEMTURA CORP.(b)	1,944,193	2,549,928
10,700	DELTIC TIMBER CORP.	504,016	639,967
81,442	FERRO CORP.(b)	528,048	891,790
48,804	HANDY & HARMAN LTD.(b)	1,025,919	1,170,320
3,381	INNOSPEC, INC.	113,043	157,250
11,600	KAISER ALUMINUM CORP.	883,670	930,900
46,800	KAPSTONE PAPER AND PACKAGING CORP.	1,313,978	772,668
24,777	KOPPERS HOLDINGS, INC.	473,930	499,752
2,483	NEENAH PAPER, INC.	69,623	144,709
15,461	OMNOVA SOLUTIONS, INC.(b)	120,177	85,654
25,064	POLYONE CORP.	862,633	735,378
82,617	RENTECH, INC.(b)	934,895	462,655
18,500	SENSIENT TECHNOLOGIES CORP.	1,007,928	1,134,050
11,055	TRECORA RESOURCES(b)	138,490	137,303
64,421	TRONOX LTD., CLASS A	1,528,136	281,520
		15,531,248	14,817,481	5.13%
Utilities:
46,645	ALLETE, INC.	1,867,269	2,355,106
4,210	DELTA NATURAL GAS CO., INC.	83,575	86,137
30,777	LACLEDE GROUP (THE), INC.	1,544,522	1,678,270
4,486	MIDDLESEX WATER CO.	79,594	106,946
24,300	NORTHWESTERN CORP.	1,259,293	1,308,069
24,600	ONE GAS, INC.	880,972	1,115,118
71,290	PURE CYCLE CORP.(b)	347,911	354,311
36,900	SOUTH JERSEY INDUSTRIES, INC.	1,049,573	931,725
42,334	UIL HOLDINGS CORP.	2,085,352	2,128,130
5,380	UNITIL CORP.	154,422	198,415
4,250	YORK WATER (THE) CO.	86,381	89,335
		9,438,864	10,351,562	3.58%
	Sub-total Common Stocks:	257,747,170	276,005,094	95.48%
Short-Term Investments:
13,165,161	NORTHERN INSTITUTIONAL FUNDS -
	U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(e)	13,165,161	13,165,161
	Sub-total Short-Term Investments:	13,165,161	13,165,161	4.55%
	Grand total(f)	$270,912,331	289,170,255	100.03%

(Continued)

21

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2015

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.

(c)	Foreign security values are stated in U.S. dollars. As of September 30, 2015, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 3.02% of net assets.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.90% of net assets as of September 30, 2015.

(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2014, the value of the Clearwater Small Companies Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $11,049,724 with net purchases of $2,115,437 during the nine months ended September 30, 2015.

(f)	At September 30, 2015, the cost for Federal income tax purposes was $271,214,953. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$42,511,825
Gross unrealized depreciation	(24,556,523)
Net unrealized appreciation	$17,955,302

(Continued)

22

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2015

Fair value is an estimate of the price the Clearwater Small Companies Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Small Companies Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Small Companies Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Small Companies Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Clearwater Small Companies Fund’s investments, which are carried at fair value, as of September 30, 2015.

	Level 1	Level 2	Level 3	Total

Common Stocks	$276,005,094	$—	$—	$276,005,094
Short-Term Investments	13,165,161	—	—	13,165,161
Total	$289,170,255	$—	$—	$289,170,255

For the Clearwater Small Companies Fund, 100% of the investment value is comprised of equity securities and short-term investments. See the Clearwater Small Companies Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.

The Clearwater Small Companies Fund records all transfers between levels based on valuations at the end of each reporting period. At September 30, 2015, there were no transfers between any of the Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2014.

(Continued)

23

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater Small Companies Fund (unaudited)
September 30, 2015

(Continued)

24

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
227,600	BLACKROCK LNG-TM MUN ADV			$2,360,733	2,505,876
22,000	BLACKROCK MUN INCOMSCI BR			300,539	308,000
12,000	BLACKROCK MUNIHOLDINGS II			174,062	179,280
148,800	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			1,705,296	2,102,544
57,300	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			729,193	758,079
35,700	BLACKROCK MUNIHOLDINGS QUALITY FUND INC			474,032	460,887
8,302	BLACKROCK MUNIYIELD FUND INC			122,288	117,971
67,229	BLACKROCK MUNIYIELD INVES			854,076	1,006,418
55,111	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND			701,111	743,999
142,320	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,846,533	1,875,772
51,700	BLACKROCK MUNIYIELD PENNS			729,423	701,569
101,896	BLACKROCK MUNIYIELD QUAL			1,307,244	1,298,155
118,472	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,572,465	1,655,054
193,098	DEUTSCHE MUNICIPAL INCOME			2,097,006	2,525,722
33,000	DREYFUS STRAT MUN COM USD			301,450	269,940
43,668	DREYFUS STRATEGIC MUNI BD			359,770	341,047
20,318	EATON VANCE CALI MUN BOND			225,304	252,959
178,050	INVESCO ADV MUN INC TR II			1,985,371	2,020,868
113,205	INVESCO MUNICIPAL OPP TR			1,410,252	1,424,119
66,122	INVESCO QUALITY MUNI INC			750,670	803,382
30,000	INVESCO TST. FOR INV. GRA			398,796	387,900
50,248	MANAGED DURATION INVESTME			635,196	669,806
15,963	NUVEEN MI QUALITY INCOME			214,604	210,552
52,779	NUVEEN PENN INV QUAL MUNI			723,142	692,460
30,200	NUVEEN PREMIER MUNI INC F			409,657	394,110
238,709	NUVEEN PREMIUM INC MUNI F			3,273,534	3,258,378
22,077	WESTERN ASSET MUNICIPAL P			276,995	329,168
	Sub-total Closed-End Funds			25,938,742	27,294,015	5.34%
Municipal Bonds:
2,350,000	ACALANES CA UNION HIGH SCH DIST(b)	8/1/2039	2.02	1,150,700	1,916,519
1,000,000	AGUA CALIENTE CA BAND OF CAHUILLA INDIANS REVENUE(c)	7/1/2018	6.00	978,980	991,290
735,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2028	5.25	735,000	770,243
420,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	4/1/2038	4.50	321,385	420,244
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,149,392	1,243,430
750,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2037	4.13	736,598	760,380
500,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2040	4.63	495,000	512,640
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(d)(e)	12/1/2010	5.40	350,000	96,250
780,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	780,000	833,118
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,025,749	1,144,770
1,000,000	ALVORD CA UNIF SCH DIST(b)	8/1/2046	1.89	383,825	798,680
1,000,000	AMERICAN SAMOA AS ECON DEV AUTH GEN REVENUE	9/1/2029	6.25	1,000,000	999,020
818,671	ARIZONA ST HLTH FACS AUTH	7/1/2027	5.25	798,306	918,606
1,000,000	ARIZONA ST HLTH FACS AUTH HLTH CARE FACS REVENUE	10/1/2022	5.10	986,530	1,006,290
2,060,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2028	7.00	2,033,051	2,249,149
500,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	500,000	495,525
500,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2045	5.75	495,049	489,535
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	520,743	555,975
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	512,401	602,005
500,000	ATLANTA GA DEV AUTH	7/1/2035	4.00	491,592	506,025
1,500,000	BAY CNTY FL EDUCTNL FACS REVENUE	9/1/2030	5.25	1,390,800	1,549,095

(Continued)

25

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	$983,551	1,039,900
1,195,000	BELLWOOD IL	12/1/2027	5.88	1,185,270	1,406,575
985,000	BEXAR CNTY TX HSG FIN CORP	2/1/2035	3.75	985,000	1,021,563
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,127,733	2,159,000
1,000,000	BIRMINGHAM AL BAPTIST MED CTRS SPL CARE FACS FING AUTH REVEN	11/15/2030	5.00	1,000,998	1,000,740
500,000	BOONE CNTY MO HOSP REVENUE	8/1/2028	5.75	506,492	560,705
750,000	BOWLING GREEN OH STUDENT HSG REVENUE	6/1/2031	5.75	722,355	799,761
500,000	BOYNTON BEACH FLA REV(e)	6/1/2022	5.75	500,000	224,970
500,000	BOYNTON BEACH FLA REV(e)	6/1/2027	6.25	500,000	224,970
1,150,000	BURBANK IL EDUCTNL FACS REVENUE(c)	9/1/2035	6.00	1,150,000	1,151,633
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,062,996	1,223,500
600,000	BURLINGTON CNTY NJ BRIDGE COMMISSION ECON DEV REVENUE	1/1/2038	5.63	603,447	610,170
390,000	BUTLER CNTY PA GEN AUTH REVENUE	10/1/2034	0.92	390,000	311,239
124,028	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(e)	8/1/2012	4.65	124,028	128
351,527	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(d)(e)	11/1/2012	4.85	347,373	3,515
500,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	506,719	582,955
1,000,000	CALIFORNIA ST HSG FIN AGY REVENUE	8/1/2033	5.45	930,418	1,074,360
500,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK ST SCH FUND APP	8/15/2029	5.75	502,848	577,060
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE(b)	8/1/2029	1.64	1,139,975	1,769,835
1,000,000	CALIFORNIA ST STWD CMNTYS DEV AUTH EDUCTNL FACS REVENUE	7/1/2030	5.15	839,521	1,005,670
700,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	11/1/2021	6.50	700,000	794,080
1,400,000	CALIFORNIA ST STWD CMNTYS DEVAUTH STUDENT HSG REVENUE	1/15/2036	5.60	1,400,000	1,451,548
400,000	CALIFORNIA STWD CMNTYS DEV AUTH REVENUE	11/1/2023	5.13	400,000	414,988
750,000	CAPITAL TRUST AGY FL REVENUE	4/1/2035	7.00	750,000	752,932
1,000,000	CARLSBAD CA UNIF SCH DIST(b)	8/1/2031	2.26	618,635	965,270
1,000,000	CARMEL IN REVENUE	11/15/2022	6.00	985,713	1,102,420
1,000,000	CARMEL IN REVENUE	11/15/2027	7.00	1,020,910	1,128,790
500,000	CEDAR FALLS IA CMNTY SCH DIST SCH INFRASTRUCTURE SALES SVCS	6/1/2027	5.38	498,650	559,465
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	1,026,194	1,164,900
595,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	485,804	595,607
225,000	CHESTERFIELD CNTY VA INDL DEV AUTH MF REVENUE	7/1/2019	5.20	217,425	225,436
500,000	CHICAGO IL BRD OF EDU	12/1/2017	5.00	502,335	501,440
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,002,354	1,108,480
100,000	CITIZEN POTAWATOMI NATION OK SENIOR OBLG TAX REVENUE	9/1/2016	6.50	100,000	100,189

(Continued)

26

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
460,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	2/15/2018	7.75	$457,512	482,393
1,500,000	CLOVIS CA UNIF SCH DIST(f)	8/1/2030	0.00	613,374	793,485
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	736,274	886,987
1,000,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(c)	5/15/2020	6.50	1,000,000	1,001,490
650,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(c)	5/15/2022	5.25	650,000	650,806
750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(c)	5/15/2026	7.25	750,000	869,280
1,500,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH INDEP SCH REVENUE	5/1/2030	6.00	1,464,314	1,644,915
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	6/1/2033	5.50	976,154	1,090,340
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	994,185	1,072,590
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	987,924	1,165,930
315,000	COLORADO ST HSG & FIN AUTH	10/1/2029	5.40	315,000	336,382
5,000	COLORADO ST HSG & FIN AUTH	11/1/2029	5.50	5,000	5,166
370,000	COLORADO ST HSG FIN AUTH SF MTGE REVENUE	11/1/2034	5.00	370,000	376,882
1,000,000	COLTON CA JT UNIF SCH DIST(b)	8/1/2035	1.86	609,001	853,480
1,000,000	CONNECTICUT ST HSG FIN AUTH	11/15/2035	4.75	1,000,000	1,039,010
530,000	CONNECTICUT ST HSG FIN AUTH	11/15/2041	4.63	527,520	549,488
1,500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.75	1,500,000	1,509,795
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	1,000,000	1,018,080
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2040	3.75	1,000,000	979,220
2,485,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2042	4.15	2,485,000	2,526,077
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	5,000,000	4,747,300
1,105,000	CORONA-NORCO CA UNIF SCH DIST(b)	8/1/2039	1.35	733,277	1,348,608
637,000	CORTLAND IL SPL TAX REVENUE(e)	3/1/2017	5.50	633,881	127,368
500,000	COVENTRY OH LOCAL SCH DIST	11/1/2037	5.25	506,476	547,000
515,000	CROW FIN AUTH MT TRIBAL PURPOSE REVENUE	10/1/2017	5.65	508,525	516,772
487,300	CUYAHOGA CNTY OH HSG MTGE REVENUE	3/20/2042	5.70	498,045	509,808
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,010,490	1,145,010
2,000,000	DAMON RUN IN CONSERVANCY DIST	7/1/2025	6.10	2,023,266	2,250,560
1,000,000	DAMON RUN IN CONSERVANCY DIST	1/1/2027	6.38	1,009,070	1,130,650
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,026,606	1,165,150

(Continued)

27

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	$490,595	544,425
500,000	DECATUR IL	3/1/2034	5.00	517,335	548,155
1,000,000	DEKALB/KANE/LA SALLE CNTYS IL CMNTY CLG DIST #523(f)	2/1/2029	0.00	487,179	513,940
1,000,000	DEL MAR CA RACE TRACK AUTH(c)	10/1/2035	5.00	1,059,663	1,075,540
285,000	DELAWARE ST HSG AUTH REVENUE	7/1/2031	5.20	285,000	300,119
500,000	DINUBA CA FING AUTH LEASE REVENUE	9/1/2038	5.38	495,106	510,675
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	549,010
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,039,850
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,049,120
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,052,610
3,000,000	DUBLIN CA UNIF SCH DIST(f)	8/1/2034	0.00	919,244	1,086,060
1,500,000	EAST MORGAN CNTY CO HOSP DIST COPS	12/1/2038	5.88	1,500,000	1,526,715
735,000	EAST POINT GA	2/1/2026	8.00	735,000	737,227
2,045,000	EDEN TWP CA HOSP DIST COPS	6/1/2030	6.00	2,025,241	2,181,606
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	742,492	860,715
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,080,738	1,244,410
1,000,000	ENCINITAS CA UNION SCH DIST(b)	8/1/2035	2.16	543,607	972,450
1,155,000	ENTERPRISE CA ELEM SCH DIST(b)	8/1/2035	1.94	683,028	1,067,139
1,000,000	ERIE CNTY PA HOSP AUTH	7/1/2027	7.00	1,000,000	1,060,160
600,000	ESCONDIDO CA SPL TAX	9/1/2036	5.00	654,846	672,726
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	523,295
238,000	FARMS NEW KENT VA CMNTY DEV AUTH SPL ASSMNT(e)	3/1/2036	5.13	238,000	59,502
1,000,000	FAYETTE CNTY KY SCH DIST FIN CORP	8/1/2033	4.00	990,000	1,020,370
1,000,000	FESTIVAL RANCH AZ CMNTY FACS DIST	7/15/2024	6.25	1,008,339	1,114,410
315,000	FIDDLERS CREEK FL CDD #2 SPL ASSMNT REVENUE(e)	5/1/2013	5.75	314,118	236,880
900,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	900,000	971,766
650,000	FLAGSTAFF AZ INDL DEV AUTH	7/1/2022	5.50	614,912	650,669
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE	6/15/2034	6.00	989,951	1,018,210
325,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2026	5.00	325,690	352,307
20,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2033	5.45	20,000	20,003
1,060,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2034	5.30	1,061,737	1,106,598
1,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.50	1,000,000	983,140
970,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	970,000	988,944
1,250,000	FORT SILL APACHE TRIBE OK ECONDEV AUTH GAMING ENTERPRISE REV(c)	8/25/2026	8.50	1,250,000	1,472,975
1,000,000	FRANKLIN CNTY KS UNIF SCH DIST #290	9/1/2039	4.75	1,055,808	1,079,590
1,145,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	1,004,218	1,098,582

(Continued)

28

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	FYI PROPERTIES WA LEASE REVENUE	6/1/2034	5.50	$982,750	1,127,310
500,000	GAINESVILLE & HALL CNTY GA DEV AUTH RETMNT CMNTY REVENUE	11/15/2029	6.38	508,554	565,620
1,586,920	GALVESTON COUNTY MUNICIPAL UTILITY DISTRICT	2/24/2016	5.49	1,586,920	1,190,079
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	3,473,925
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	2,000,000	2,027,220
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2039	3.55	1,000,000	971,460
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2040	3.80	2,000,000	1,924,520
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2041	3.85	1,006,741	993,430
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,948,806	1,891,461
2,000,000	GLENDALE CA UNIF SCH DIST(f)	9/1/2028	0.00	896,443	1,136,280
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE(b)	10/1/2035	1.91	911,862	1,193,565
1,500,000	GUAM GOVT BUSINESS PRIVILEGE TAX REVENUE	11/15/2039	4.00	1,458,750	1,491,540
1,000,000	HABITAT FL CDD CAPITAL IMPT REVENUE	5/1/2031	3.50	991,647	989,310
1,165,000	HAMILTON CNTY OH HLTH CARE REVENUE	1/1/2031	6.13	1,136,822	1,276,898
880,000	HAMMOND IN LOCAL PUBLIC IMPT BOND BANK SPL REVENUE	8/15/2025	6.50	880,000	882,561
1,000,000	HAMMOND IN LOCAL PUBLIC IMPT BOND BANK SPL REVENUE	8/15/2030	6.50	1,000,000	1,002,640
1,250,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE(c)	8/15/2021	6.75	1,250,000	1,368,800
1,000,000	HARRISBURG PA AUTH	7/15/2021	5.00	1,000,000	1,003,860
1,500,000	HARTNELL CA CMNTY CLG DIST(b)	8/1/2034	2.36	767,001	1,263,285
3,500,000	HEALDSBURG CA UNIF SCH DIST(b)	8/1/2037	1.44	2,368,020	2,596,300
1,000,000	HELENDALE CA SCH DIST(b)	8/1/2034	1.82	633,620	1,010,130
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	756,297	833,235
2,000,000	HENDERSON NV HLTHCARE FAC REVENUE	7/1/2031	5.25	2,000,000	2,093,320
850,000	HERITAGE HARBOUR FL N CDD SPLASSMNT	5/1/2034	5.00	850,000	853,459
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,030,770	1,143,980
500,000	HIGHLANDS CNTY FL HLTH FACS AUTH	11/15/2032	5.13	500,352	526,740
56,000	HOUMA-TERREBONNE LA PUBLIC TRUST FING AUTH SF MTGE	12/1/2040	5.15	57,852	56,139
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,543,305	1,698,645
500,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2021	6.00	500,000	503,735
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2024	7.00	750,000	808,612
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2029	7.38	741,846	801,045
100,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	7/1/2026	5.65	101,231	104,819

(Continued)

29

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
65,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	1/1/2040	5.50	$65,000	67,554
1,000,000	ILLINOIS ST	2/1/2031	5.25	1,037,549	1,048,050
500,000	ILLINOIS ST	7/1/2033	5.50	498,790	537,800
480,000	ILLINOIS ST COPS	7/1/2017	5.80	480,000	481,013
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	994,570
500,000	ILLINOIS ST FIN AUTH EDU REVENUE	9/1/2032	6.00	500,000	559,370
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	683,763	699,091
750,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2025	6.00	753,951	752,333
610,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2026	6.00	612,468	617,832
500,000	ILLINOIS ST FIN AUTH REVENUE	3/15/2027	5.00	505,489	519,815
465,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2029	5.25	467,260	498,875
1,045,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2030	5.50	1,065,274	1,108,923
750,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2036	5.25	754,443	760,672
570,000	ILLINOIS ST FIN AUTH REVENUE	2/1/2037	5.25	570,627	580,488
500,000	ILLINOIS ST FIN AUTH REVENUE	3/1/2038	6.00	486,180	556,545
1,000,000	ILLINOIS ST FIN AUTH STUDENT HSG REVENUE	10/1/2024	6.00	991,414	1,121,650
1,000,000	ILLINOIS ST HSG DEV AUTH	7/1/2034	4.95	1,000,000	1,062,730
500,000	ILLINOIS ST HSG DEV AUTH	7/1/2047	4.50	465,720	500,840
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,623,985	1,664,580
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,000,000	1,258,440
500,000	INDIANA ST BOND BANK REVENUE	2/1/2029	5.50	492,096	556,605
3,000,000	INDIANA ST FIN AUTH REVENUE	9/15/2030	6.50	3,059,024	3,434,160
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	493,143	539,515
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	986,832	1,134,790
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,056,073	1,070,700
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	546,332	553,495
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	986,903	1,116,210
575,000	INDIANA ST HLTH & EDUCTNL FACFING AUTH HOSP REVENUE	2/15/2030	5.25	445,420	581,710
6,014,472	INTERMEDIATE SCH DIST #287 MN LEASE REVENUE	11/1/2032	5.30	5,800,127	6,104,930
2,000,000	JEFFERSON CA UNION HIGH SCH DIST SAN MATEO CNTY(f)	8/1/2031	0.00	697,195	638,080
280,000	JEFFERSON PARISH LA FIN AUTH	6/1/2038	5.00	291,419	291,012
105,000	JEFFERSON PARISH LA FIN AUTH	12/1/2048	5.70	110,164	109,989
390,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE	1/1/2016	6.20	388,792	394,567
955,000	KANSAS CITY MO INDL DEV AUTH	9/1/2023	5.45	955,000	1,010,132
1,000,000	KANSAS CITY MO INDL DEV AUTH	11/20/2039	5.10	1,000,000	1,045,020
500,000	KENTUCKY ST ECON DEV FIN AUTH MF HSG REVENUE	11/20/2035	5.38	500,000	516,195
1,000,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	985,028	1,039,920
1,805,000	KERRVILLE TX HLTH FACS DEV CORP HOSP REVENUE	8/15/2035	5.45	1,776,875	1,820,324
750,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	750,000	826,867
500,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2021	8.00	500,000	565,330
2,325,000	KOYUKUK AK REVENUE	10/1/2023	7.00	2,272,737	2,624,623
1,175,000	KREMMLING CO MEMORIAL HOSP DIST COPS	12/1/2022	6.00	1,166,576	1,079,085
283,000	LAFAYETTE LA PUBLIC TRUST FING AUTH SF MTGE	1/1/2041	5.35	289,225	288,977
1,900,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,883,245	2,306,258

(Continued)

30

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	$750,000	858,540
500,000	LAKEWOOD RANCH FL STEWARDSHIPDIST SPL ASSMNT REVENUE	5/1/2025	4.25	498,813	504,460
1,000,000	LAKEWOOD RANCH FL STEWARDSHIPDIST SPL ASSMNT REVENUE	5/1/2034	5.35	1,000,000	1,019,320
600,000	LAKEWOOD RANCH FL STEWARDSHIPDIST SPL ASSMNT REVENUE	5/1/2035	4.88	598,528	605,286
2,000,000	LAS VEGAS NV REDEV AGY TAX INCR REVENUE	6/15/2023	7.50	1,985,409	2,262,420
240,000	LEHIGH CNTY PA GEN PURPOSE AUTH	8/15/2042	1.24	240,000	190,186
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	741,304	759,045
475,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	475,000	508,069
500,000	LEXINGTON VA INDL DEV AUTH RSDL CARE FAC REVENUE	1/1/2028	5.38	502,223	508,960
180,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU(e)	1/1/2015	6.38	180,000	90,000
550,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2030	5.50	551,540	477,763
1,000,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU(e)	1/1/2036	5.25	1,005,522	400,000
445,000	LONG LAKE RANCH CMNTY DEV DISTFLA CAP IMPT REV	5/1/2024	5.63	445,000	452,547
525,000	LONG LAKE RANCH CMNTY DEV DISTFLA CAP IMPT REV	5/1/2044	5.75	514,147	529,525
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,018,891	1,136,210
370,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2034	5.10	370,000	389,551
75,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2038	5.85	76,624	78,460
350,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2038	5.70	354,644	362,411
150,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2039	5.60	154,665	160,803
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,018,894	1,018,240
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	549,318	552,780
1,000,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	6/1/2030	5.00	1,007,279	1,007,140
750,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	5/1/2031	6.50	747,025	826,830
460,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	2/15/2036	0.92	460,000	411,392
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	492,477	541,890
1,485,000	LUZERNE CNTY PA	11/1/2026	7.00	1,538,625	1,746,494
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,030,432	1,150,190
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,021,543	1,096,320
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(d)(e)	5/1/2014	5.60	250,000	87,500
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2035	4.00	1,000,000	1,016,040

(Continued)

31

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2036	3.60	$1,000,000	965,450
1,000,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2037	4.50	1,000,000	1,040,760
1,000,000	MAINE ST TECH CLG SYS COPS	1/1/2017	5.80	1,000,000	1,004,640
1,000,000	MALTA IL TAX INCR REVENUE(e)	12/30/2025	5.75	1,000,000	547,800
500,000	MANATEE CNTY FL SCH BRD COPS	7/1/2031	5.63	496,099	569,845
500,000	MANCHESTER NH HSG & REDEV AUTH REVENUE(f)	1/1/2020	0.00	401,170	429,425
452,000	MANHATTAN IL SPL SVC AREA SPL TAX(e)	3/1/2022	5.75	452,000	81,396
500,000	MANSFIELD OH	12/1/2024	6.00	513,850	569,180
800,000	MAPLE-STEEL ND JT WTR RESOURCE DIST	5/1/2030	4.00	800,000	801,312
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(f)	9/1/2041	0.00	105,399	63,105
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	376,735	313,597
750,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	770,076	763,695
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	628,592	951,375
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2030	5.13	500,000	539,010
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	526,890
466,000	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	511,946	30,756
895,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	7/1/2030	6.38	884,430	988,554
1,310,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	1,310,000	1,414,302
715,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	715,000	765,686
715,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	715,000	752,874
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,064,070
885,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2040	5.05	885,000	920,666
3,295,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	3,295,000	3,218,556
160,000	MEAD NE TAX INCR REVENUE(e)	7/1/2012	5.13	160,000	1,600
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,043,504	1,060,170
1,070,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	12/20/2020	8.00	1,070,000	160,414
855,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	6/20/2036	10.00	855,000	25,573
1,830,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	12/20/2040	7.50	1,830,000	1,097,762
2,000,000	MET WASHINGTON DC ARPTS AUTH DULLES TOLL ROAD REVENUE(b)	10/1/2041	1.14	1,382,418	2,369,440
500,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	487,519	578,490
1,000,000	MIAMI-DADE CNTY FL SPL OBLIG(f)	10/1/2038	0.00	303,630	303,580
750,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2035	5.25	745,312	756,105
1,500,000	MICHIGAN ST HOSP FIN AUTH	6/1/2034	6.13	1,535,726	1,773,390
1,000,000	MICHIGAN ST HSG DEV AUTH	10/1/2034	5.63	1,000,000	1,051,510

(Continued)

32

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,850,000	MICHIGAN ST HSG DEV AUTH	10/1/2035	4.10	$1,850,000	1,876,455
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2035	3.95	1,000,000	1,006,080
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2040	3.95	1,000,000	985,820
1,000,000	MICHIGAN ST MUNI BOND AUTH	5/1/2023	5.75	1,014,483	1,153,260
430,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH(c)(g)	9/1/2016	6.00	429,329	279,466
360,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	10/1/2023	6.25	360,000	179,960
500,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	500,000	500,825
126,172	MINNESOTA ST HGR EDU FACS AUTH REVENUE	10/1/2016	4.49	126,322	126,991
335,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.05	335,000	353,954
675,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.10	675,000	704,423
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG	10/1/2031	6.50	975,677	1,154,140
80,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	6/1/2039	6.75	83,733	84,176
135,000	MISSOURI ST HSG DEV COMMISSION SF HSG REVENUE	9/1/2034	5.35	135,000	142,480
935,740	MOBERLY MO INDL DEV AUTH(e)	9/1/2024	6.00	951,322	66,054
1,275,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	1,275,000	1,284,537
895,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	895,000	966,511
555,000	MONTANA ST BRD OF HSG	12/1/2039	5.50	555,036	577,133
1,000,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2038	4.00	1,003,930	1,009,560
1,250,000	MONTERRA FL CDD SPL ASSMNT	5/1/2036	3.50	1,221,202	1,193,375
1,000,000	MONTGOMERY CNTY MD HSG OPPNTYSCOMMN MFH & RECONSTR DEV REV	7/1/2039	3.88	1,000,000	999,180
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	532,110
1,380,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVE	7/1/2038	4.00	1,380,000	1,384,250
750,000	MOON INDL DEV AUTH PA REVENUE	7/1/2030	5.63	740,747	748,065
800,000	MOUNT CARBON CO MET DIST REVENUE	6/1/2043	7.00	800,000	476,096
200,000	MOUNT CARBON CO MET DIST REVENUE(e)	6/1/2043	8.00	-	1,000
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	530,870	535,055
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	612,409	668,130
500,000	N CENTRL TEXAS ST HLTH FAC DEV CORP	2/15/2025	5.38	500,000	496,155
1,000,000	N SLOPE BORO AK SVC AREA 10WTR & WSTWTR FACS	6/30/2034	5.25	1,045,715	1,098,950
460,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	460,000	476,974
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2034	6.00	1,000,000	1,177,710
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	739,302	1,240,740
1,000,000	NATRONA CNTY WY HOSP REVENUE	9/15/2031	6.35	1,000,000	1,138,870
1,000,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2035	3.90	1,000,000	1,004,470
1,980,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	3.85	1,980,000	1,958,557
350,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2040	5.10	350,000	363,510
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	1/1/2034	6.00	971,841	1,129,180
500,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	8/1/2038	6.00	490,844	573,685

(Continued)

33

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	$1,000,000	1,075,850
530,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	530,000	556,691
295,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2038	6.63	302,814	314,249
750,000	NEW HOPE CULTURAL ED FACS FINCORP TX RETIREMENT FAC REVENUE	1/1/2035	5.50	767,427	764,640
750,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	7/1/2035	5.00	776,904	781,095
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2046	5.00	1,160,684	1,176,890
325,000	NEW JERSEY ST ECON DEV AUTH	12/1/2016	5.75	325,000	325,475
420,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH	6/1/2024	5.38	418,408	455,918
940,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	4.50	940,000	991,540
165,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	6.45	170,434	176,235
480,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2034	5.00	480,000	500,323
660,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2035	5.00	660,000	686,624
1,205,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2037	5.00	1,196,981	1,246,006
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	1,000,000	1,007,380
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	5/1/2041	4.95	968,990	1,045,420
1,500,000	NEW MEXICO ST HOSP EQUIPMENT LOAN COUNCIL HOSP REVENUE	7/1/2042	5.50	1,498,504	1,538,955
255,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	4.80	255,000	268,372
530,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	5.00	530,000	549,854
505,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2034	5.00	505,000	532,502
540,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2036	5.45	540,000	568,242
850,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	850,000	842,971
1,200,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	1,200,000	1,210,416
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(e)	5/1/2013	5.00	114,821	1
1,000,000	NEW YORK CITY NY HSG DEV CORPMF HSG REVENUE	11/1/2037	3.80	1,000,000	1,003,450
1,000,000	NEW YORK CITY NY HSG DEV CORPMF HSG REVENUE	11/1/2039	4.30	1,000,000	1,019,430
2,000,000	NEW YORK CITY NY MUNI WTR FINAUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,205,199	2,257,220
1,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2034	3.65	1,500,000	1,505,460
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	532,635
5,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	5,000,000	5,014,200
750,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2038	3.75	750,000	733,020

(Continued)

34

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

September 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets

Municipal Bonds (Cont’d):
1,760,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2038	4.85	$1,760,000	1,870,211
1,450,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	3.80	1,450,000	1,395,553
1,465,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	4.13	1,465,000	1,489,553
500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	500,000	478,675
500,000	NORTH CAROLINA ST CAPITAL FACS FIN AGY EDUCTNL FACS REVENUE	6/1/2023	5.00	500,000	500,625
515,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2032	3.60	515,000	519,063
670,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2038	5.15	670,000	692,090
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	514,315
1,000,000	NTHRN IL UNIV	4/1/2026	5.50	1,009,459	1,127,580
1,000,000	NTHRN PALM BEACH CNTY FL IMPTDIST	8/1/2029	5.00	1,000,000	1,016,360
2,000,000	OAK PARK CA UNIF SCH DIST(b)	8/1/2038	1.86	1,104,184	1,932,580
1,160,000	OAKLAND CNTY MI ECON DEV CORP LTD OBLG REVENUE	12/1/2020	6.50	1,155,446	1,242,662
365,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2033	5.40	365,000	383,042
5,351,637	OKLAHOMA CNTY OK HOME FIN AUTH SF REVENUE(f)	9/1/2034	0.00	1,709,831	1,752,019
190,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	3/1/2032	5.15	190,000	198,805
240,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2038	6.50	245,649	254,806
1,000,000	ORANGE CNTY FL HLTH FACS AUTHREVENUE	8/1/2034	5.00	1,060,763	1,083,840
750,000	ORANGE CNTY FL HLTH FACS AUTHREVENUE	8/1/2035	5.00	792,926	802,890
1,000,000	ORANGE CNTY FL HSG FIN AUTH	9/1/2035	3.80	1,000,000	989,860
1,250,000	OREGON ST	12/1/2034	3.62	1,250,000	1,262,300
2,000,000	OREGON ST	12/1/2039	3.90	2,000,000	2,011,060
930,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	930,000	931,116
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2023	6.25	500,000	554,475
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2034	7.25	500,000	571,820
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2049	7.50	492,444	576,990
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	7/1/2039	0.87	500,000	393,745
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2029	4.63	929,025	1,000,130
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2037	3.65	1,005,361	992,520
500,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	4.00	500,000	505,485
1,700,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2040	4.05	1,700,000	1,701,275
765,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	765,000	735,884
1,935,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2035	0.90	1,573,060	2,041,367
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2037	1.25	1,080,741	1,212,840
1,000,000	PEORIA AZ INDL DEV AUTH	11/15/2029	5.25	1,000,000	1,011,870

(Continued)

35

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
5,000,000	PEORIA IL PUBLIC BLDG COMMISSION SCH DIST FACS REVENUE(f)	12/1/2026	0.00	$2,519,435	2,789,700
500,000	PHILADELPHIA PA AUTH FOR INDLDEV REVENUES	6/15/2023	6.13	500,000	546,940
1,250,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(c)	7/1/2024	5.75	1,241,426	1,350,650
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	2,535,022	2,770,650
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,079,381	1,101,270
170,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	6/1/2016	6.00	170,125	172,462
185,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2018	6.38	185,000	194,568
45,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2021	6.70	45,000	45,188
705,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	6/1/2022	5.00	656,850	688,940
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	7,553	10,028
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REV(f)	9/1/2031	0.00	1,039,741	1,079,479
750,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2035	5.13	750,000	751,650
2,000,000	PORT SAINT LUCIE FL RESEARCH FACS REVENUE	5/1/2033	5.00	2,069,456	2,021,620
1,000,000	PROMENADE CASTLE ROCK CO MET DIST #1	12/1/2025	5.13	1,000,000	1,000,590
865,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2020	7.00	856,557	979,587
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2046	8.25	1,555,649	1,817,805
420,000	PUBLIC FIN AUTH WI EDUCTNL FAC REVENUE	9/1/2022	5.25	420,000	431,995
750,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	755,628	765,353
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	605,214
442,000	PUBLIC FIN AUTH WI REVENUE(f)	10/1/2042	0.00	496,304	69,164
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	565,757	516,123
1,250,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE	11/15/2024	5.00	1,245,405	1,310,600
1,000,000	PUERTO RICO CMWLTH	7/1/2028	6.00	991,153	680,030
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,393,140
1,000,000	PUERTO RICO INDL TOURIST EDUCTNL MED & ENVRNMNTL CONTROL FAC	11/15/2025	6.13	1,000,000	1,023,010
1,260,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	1,260,000	1,413,418
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2020	6.13	750,000	751,635
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	746,134	871,635
1,000,000	REDONDO BEACH CA UNIF SCH DIST(b)	8/1/2034	1.38	726,712	1,139,780
750,000	REEF-SUNSET CA UNIF SCH DIST(b)	8/1/2038	1.30	521,861	598,222
500,000	RHODE ISLAND ST HLTH & EDUCTNL BLDG CORP	5/15/2030	6.25	494,305	571,670
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	994,942	1,032,920

(Continued)

36

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	$750,000	733,718
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,022,988	1,175,430
1,500,000	S TAHOE CA JT PWRS FING AUTH LEASE REVENUE	10/1/2030	5.00	1,652,875	1,672,470
515,000	S WSTRN IL DEV AUTH	10/1/2022	7.00	515,000	432,363
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE	6/1/2039	0.79	350,000	303,758
270,000	SADDLEBACK VLY CA UNIF SCH DIST PUBLIC FING AUTH	9/1/2017	5.65	270,000	271,223
72,000	SAINT BERNARD PARISH LA HOME MTGE AUTH SF MTGE	3/1/2039	5.80	70,560	74,593
500,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2040	5.88	493,248	552,385
460,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2026	6.00	357,543	465,088
500,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2038	6.00	375,283	503,895
1,000,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2039	6.25	1,006,814	1,023,750
416,006	SAINT JOSEPH CNTY IN HOSP AUTH HLTH FACS REVENUE(e)	2/15/2028	5.25	421,343	20,318
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	769,828	786,600
750,000	SAINT TAMMANY LA PUBLIC TRUST FING AUTH	11/15/2037	5.25	763,547	766,590
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	539,845
1,500,000	SAN GABRIEL CA UNIF SCH DIST	8/1/2039	5.35	1,385,087	1,748,145
1,000,000	SAN JOSE CA FING AUTH	6/1/2039	5.00	1,057,320	1,125,130
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	513,826	593,560
1,450,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2027	5.50	1,236,106	1,524,443
1,000,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2032	5.50	1,007,320	1,042,460
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,017,611	1,190,070
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	784,739	889,419
500,000	SEMINOLE TRIBE FL SPL OBLG REVENUE(c)	10/1/2024	5.50	501,686	528,500
500,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	488,974	527,915
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2019	5.35	134,966	7,480
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2029	5.55	556,863	31,169
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2029	6.00	-	1
450,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2023	6.50	450,000	475,295
245,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	240,404	258,598
390,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	386,139	416,937
130,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2032	5.50	130,000	134,294
356,475	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE	11/15/2032	6.00	356,475	354,447

(Continued)

37

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
381,347	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE(f)	11/15/2047	0.00	$370,991	37,989
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,068,805	1,097,950
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,479,189	1,660,330
500,000	SOUTH DAKOTA ST HLTH & EDUCTNL FACS AUTH	9/1/2032	5.00	499,500	548,525
183,000	SOUTHSIDE AZ CMNTY FACS DIST #1 SPL ASSMNT REVENUE PRESCOTT	7/1/2018	6.13	156,366	156,408
1,000,000	SPRINGFIELD IL ELEC REVENUE	3/1/2035	5.00	1,005,415	1,014,240
1,000,000	STC MET DIST #2 CO	12/1/2038	6.00	969,522	951,910
155,000	STERLING HILL FL CDD CAPITAL IMPT REVENUE(e)	11/1/2010	5.50	155,000	110,050
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,106,939	1,121,570
2,500,000	SULPHUR SPRINGS CA UNION SCH DIST COPS(b)	12/1/2037	1.00	1,923,271	3,016,425
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,482,131	1,534,650
1,100,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2040	5.00	1,175,611	1,167,485
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	1,089,098	1,098,880
15,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	2/15/2016	7.25	15,000	15,048
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2035	5.00	783,309	790,800
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	798,405	798,975
5,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2039	3.55	5,000	4,836
1,000,000	TENNESSEE ST HSG DEV AGY	1/1/2035	3.85	1,000,000	1,014,760
1,380,000	TENNESSEE ST HSG DEV AGY	7/1/2043	3.80	1,380,000	1,363,592
435,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	7/1/2039	5.45	435,000	455,249
2,000,000	TEXAS ST PRIV ACTIVITY BOND SURFACE TRANSPRTN CORP REVENUE	6/30/2033	7.50	2,035,748	2,430,140
1,000,000	TOBACCO SETTLEMENT AUTH WA TOBACCO SETTLEMENT REVENUE	6/1/2029	5.25	1,026,702	1,075,320
650,000	TOBACCO SETTLEMENT FING CORP LA REVENUE	5/15/2030	5.50	675,449	725,166
360,257	TODD CREEK FARMS CO MET DIST #1 WTR & WSTWTR REVENUE(d)(e)	12/1/2009	4.75	356,355	223,359
1,235,000	TOLEDO-LUCAS CNTY OH PORT AUTHSTUDENT HSG REVENUE	7/1/2039	5.00	1,237,527	1,284,622
150,000	TOLOMATO FL CDD	5/1/2017	6.38	150,000	49,765
5,000	TOLOMATO FL CDD(e)	5/1/2017	6.38	5,000	5,035
35,000	TOLOMATO FL CDD(b)	5/1/2039	1.39	23,340	26,250
140,000	TOLOMATO FL CDD(b)	5/1/2040	1.34	92,579	75,940
185,000	TOLOMATO FL CDD(b)	5/1/2040	1.37	122,323	114,028
115,000	TOLOMATO FL CDD(b)	5/1/2040	1.91	60,678	59,950
125,000	TOLOMATO FL CDD(e)	5/1/2040	6.61	-	1
1,000,000	TRACY CA JT UNIF SCH DIST(b)	8/1/2041	2.00	455,178	674,420
750,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2035	5.50	742,836	737,603
500,000	TURLOCK CA PUBLIC FING AUTH WTR REVENUE	5/1/2032	4.75	512,191	537,455
1,250,000	TUSTIN CA UNIF SCH DIST(b)	8/1/2028	2.33	843,867	1,179,975

(Continued)

38

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
750,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2023	6.50	$738,349	760,335
500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	7/15/2025	6.50	500,000	547,360
1,500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	10/15/2033	6.50	1,525,645	1,571,325
290,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2032	4.95	290,000	301,841
545,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	545,000	558,347
490,000	VANCOUVER WA HSG AUTH	3/1/2025	5.00	481,862	545,620
915,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	910,770	960,805
320,000	VIRGIN ISLANDS WTR & PWR AUTH WTR SYS REVENUE	7/1/2017	5.50	320,000	321,062
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,034,500
1,500,000	VIRGINIA ST HSG DEV AUTH	10/1/2038	5.10	1,500,000	1,627,545
1,000,000	VIRGINIA ST HSG DEV AUTH	12/1/2039	5.00	1,000,000	1,039,990
3,500,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	1/1/2038	3.88	3,490,250	3,513,860
3,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	7/1/2038	4.80	3,000,000	3,200,040
2,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	10/1/2038	4.75	2,000,000	2,127,240
1,250,000	VLG FL CDD #7 SPL ASSMNT REVENUE	5/1/2036	4.00	1,241,324	1,244,238
1,400,000	WASHINGTON ST HSG FIN COMMISSION	10/1/2022	6.00	1,400,000	1,545,264
530,000	WASHINGTON ST HSG FIN COMMISSION(c)	7/1/2025	6.00	533,851	544,506
1,500,000	WASHINGTON ST HSG FIN COMMISSION	7/1/2030	3.50	1,500,000	1,506,225
500,000	WASHINGTON ST HSG FIN COMMISSION	12/1/2033	3.50	500,000	496,655
1,075,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	1/1/2017	5.25	1,067,914	1,086,599
2,300,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	1/1/2027	5.63	2,179,252	2,310,120
305,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE(b)	5/1/2039	0.87	285,871	254,849
5,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	5,383	5,009
1,500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2032	3.75	1,500,000	1,519,590
700,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2039	4.10	700,000	711,067
550,000	WESTCHESTER CO NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	581,802	586,438
750,000	WESTMINSTER MD PROJ REVENUE	7/1/2034	6.00	750,000	799,290
685,000	WESTMONT IL PARK DIST(f)	12/1/2031	0.00	265,900	316,847
685,000	WESTMONT IL PARK DIST(f)	12/1/2033	0.00	230,349	276,432
1,350,000	WICHITA KS HLTH CARE FACS REVENUE	5/15/2034	6.25	1,350,000	1,401,017
750,000	WICHITA KS HLTH CARE FACS REVENUE	12/15/2036	7.12	739,913	840,330
750,000	WIREGRASS FL CDD CAPITAL IMPTREVENUE	5/1/2035	5.38	745,442	751,635
1,000,000	WISCONSIN ST GEN FUND ANNUAL APPROP REVENUE	5/1/2027	6.00	1,011,195	1,160,700
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	5/1/2026	5.50	1,021,580	1,021,040

(Continued)

39

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2029	5.00	$1,000,000	1,018,870
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2030	5.75	1,015,713	1,143,300
1,300,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2032	5.00	1,444,220	1,431,716
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	12/1/2034	6.80	1,000,000	999,460
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	5/15/2036	5.00	1,004,542	1,008,040
2,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	2,113,316	2,099,400
720,000	WSTRN GENERATION AGY OR COGENERATION PROJ REVENUE	1/1/2021	5.00	720,092	734,904
1,000,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	992,500	992,500
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	744,551	784,215
2,120,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	2,120,000	2,131,724
1,000,000	WYOMING ST CMNTY DEV AUTH HSGREVENUE	12/1/2039	4.05	1,000,000	1,008,270
355,000	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(e)	5/1/2013	5.25	355,352	139,767
	Sub-total Municipal Bonds:			442,368,624	462,075,306	90.37%
Short-Term Investments:
18,795,819	NORTHERN INSTITUTIONAL FUNDS - TAX EXEMPT PORTFOLIO, 0.01%(h)			18,795,819	18,795,819
	Sub-total Short-Term Investments:			18,795,819	18,795,819	3.67%
	Grand total(i)			$487,103,185	508,165,140	99.38%

(Continued)

40

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2015

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.

(b)	For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)	This security is being measured at fair value according to procedures adopted by the Board of Trustees.

(e)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(f)	Zero coupon bond.

(g)	Restricted security that has been deemed illiquid. At September 30, 2015, the value of this restricted illiquid security amounted to $279,466 or 0.05% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
MICHIGAN ST PUBLIC EDUCTNL FACS AUTH, 6.00%, 9/1/16	9/24/07 - 4/12/11	$426,563

(h)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2014, the value of the Clearwater Tax-Exempt Bond Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was $7,017,997 with net purchases of $11,777,822 during the nine months ended September 30, 2015.

(i)	At September 30, 2015, the cost for Federal income tax purposes was $487,191,601. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$34,659,048
Gross unrealized depreciation	(13,685,509)
Net unrealized appreciation	$20,973,539

Diversification of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:

Geographical Diversification	Percent
Illinois	10.87%
California	10.41
Florida	9.44
Texas	6.03
New York	5.26
Indiana	4.11
Georgia	3.25
Wisconsin	3.22
Pennsylvania	3.19
Virginia	2.80
Other	41.42
100.00%

(Continued)

41

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2015

Fair value is an estimate of the price the Clearwater Tax-Exempt Bond Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Tax-Exempt Bond Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Tax-Exempt Bond Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Tax-Exempt Bond Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Clearwater Tax-Exempt Bond Fund’s investments, which are carried at fair value as of September 30, 2015:

	Level 1	Level 2	Level 3	Total

Assets

Closed-End Funds	$27,294,015	$—	$—	$27,294,015
Municipal Bonds
Airports	—	2,855,495	—	2,855,495
Bond Banks	—	2,441,806	—	2,441,806
Development	—	27,612,855	310,860	27,923,715
Education	—	38,498,685	—	38,498,685
Facilities	—	3,547,967	—	3,547,967
General	—	47,707,362	3,515	47,710,877
General Obligations	—	20,695,424	—	20,695,424
Higher Education	—	18,408,422	—	18,408,422
Housing	—	38,185,286	—	38,185,286
Medical	—	49,147,119	96,250	49,243,369
Mello-Roos	—	943,949	—	943,949
Multifamily Housing	—	30,625,196	—	30,625,196
Nursing Home	—	47,841,953	—	47,841,953
Power	—	5,643,634	—	5,643,634
School District	—	30,910,124	—	30,910,124
Single Family Housing	—	72,774,761	—	72,774,761
Student Loan	—	2,287,158	—	2,287,158
Tobacco Settlement	—	725,166	—	725,166
Transportation	—	11,665,802	—	11,665,802
Utilities	—	2,172,152	—	2,172,152
Water	—	6,974,365	—	6,974,365
Short-Term Investments	18,795,819	—	—	18,795,819
Total Assets	$46,089,834	$461,664,681	$410,625	$508,165,140

(Continued)

42

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2015

For the Clearwater Tax-Exempt Bond Fund, 100% of the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds are generally based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated.

As of September 30, 2015, the Valuation Committee determined the fair valuation of municipal bonds based on inputs such as the last traded price at the time of significant events or the default of a municipal bond in addition to the consideration of observations and the nature of similar securities which are not currently openly traded in the active market. Such investments have been classified as Level 3 instruments.

The Clearwater Tax-Exempt Bond Fund records all transfers between levels based on valuations at the end of each reporting period. At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2014.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Municipal Bonds
	Development	General	Medical	Total
Balance as of 12/31/14	$267,629	$3,515	$157,500	$428,644
Accrued Discounts	—	—	—	—
Realized Gains (Losses)	—	—	—	—
Change in Unrealized Appreciation (Depreciation)	43,231	—	(61,250)	(18,019)
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of 9/30/15	$310,860	$3,515	$96,250	$410,625
Net increase (decrease) in unrealized appreciation (depreciation)(1)	$43,231	$—	$(61,250)	$(18,019)

(1)	The net increase (decrease) in unrealized appreciation (depreciation) on Level 3 securities still held at September 30, 2015.

(Continued)

43

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2015

(Continued)

44

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
433,500	3P LEARNING LTD.(b)	$569,389	565,949
9,284	AGL ENERGY LTD.	105,943	104,068
10,786	ALS LTD.	47,396	34,825
51,722	ALUMINA LTD.	50,177	40,842
19,077	AMCOR LTD.	178,607	176,348
60,339	AMP LTD.	196,569	235,477
14,303	APA GROUP	80,028	85,836
21,346	ASCIANO LTD.	100,771	125,855
4,593	ASX LTD.	114,203	122,119
33,580	AURIZON HOLDINGS LTD.	120,717	118,085
51,501	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	743,523	978,903
6,281	BENDIGO & ADELAIDE BANK LTD.	52,780	43,690
179,910	BGP HOLDINGS PLC(b)(c)	-	-
60,063	BHP BILLITON LTD.	1,418,452	936,756
39,133	BHP BILLITON PLC	853,977	594,944
10,199	BORAL LTD.	28,970	37,726
32,841	BRAMBLES LTD.	174,637	224,518
4,667	CALTEX AUSTRALIA LTD.	128,323	102,466
10,469	COCA-COLA AMATIL LTD.	85,707	66,207
971	COCHLEAR LTD.	35,893	56,889
30,685	COMMONWEALTH BANK OF AUSTRALIA	1,486,092	1,566,229
9,454	COMPUTERSHARE LTD.	86,815	70,273
237,700	CORPORATE TRAVEL MANAGEMENT LTD.	1,769,933	1,610,022
323,062	CREDIT CORP. GROUP LTD.	2,592,852	2,315,191
5,236	CROWN RESORTS LTD.	53,939	36,384
37,791	CSL LTD.	2,176,782	2,366,075
1,725,301	DECMIL GROUP LTD.	3,445,011	1,120,165
14,184	DEXUS PROPERTY GROUP	62,970	71,184
22,356	ECHO ENTERTAINMENT GROUP LTD.	70,002	75,948
71,464	FEDERATION CENTRES	130,043	137,440
34,490	FORTESCUE METALS GROUP LTD.	68,323	44,059
730,900	G8 EDUCATION LTD.	1,599,281	1,498,015
27,199	GOODMAN GROUP	90,277	111,682
30,080	GPT GROUP (THE)	100,097	95,220
17,989	HARVEY NORMAN HOLDINGS LTD.	52,604	48,991
36,603	INCITEC PIVOT LTD.	83,901	100,197
47,825	INSURANCE AUSTRALIA GROUP LTD.	120,292	162,471
10,015	LEND LEASE GROUP	61,130	88,221
7,617	MACQUARIE GROUP LTD.	165,843	409,861
42,695	MEDIBANK PVT LTD.	78,371	72,522
57,473	MIRVAC GROUP	81,042	69,385
49,228	NATIONAL AUSTRALIA BANK LTD.	943,165	1,035,903
17,346	NEWCREST MINING LTD.(b)	173,211	154,624
4,909	ORICA LTD.	80,716	51,822
20,046	ORIGIN ENERGY LTD.	226,734	85,829
16,330	ORORA LTD.	16,762	26,477
1,153,600	OZFOREX GROUP LTD.	2,231,121	2,161,931
416	PERPETUAL LTD.	7,027	11,574
24,596	QBE INSURANCE GROUP LTD.	259,862	222,532
2,468	RAMSAY HEALTH CARE LTD.	49,765	101,287
32,268	REA GROUP LTD.	1,164,027	1,003,800
6,568	RECALL HOLDINGS LTD.	24,961	33,700
99,326	SCENTRE GROUP	305,997	271,896
5,884	SEEK LTD.	49,598	49,560
4,898	SHOPPING CENTRES AUSTRALASIA PROPERTY GROUP	7,202	6,704
633,861	SLATER & GORDON LTD.	1,639,448	1,308,027
9,824	SONIC HEALTHCARE LTD.	79,849	125,842
58,607	SOUTH32 LTD.(b)	99,710	56,151
39,133	SOUTH32 LTD.(b)	63,699	37,443
34,990	STOCKLAND	132,305	94,554
22,978	SUNCORP GROUP LTD.	258,173	196,603
9,837	SYDNEY AIRPORT	33,263	41,151
8,477	TABCORP HOLDINGS LTD.	15,377	27,786
35,105	TATTS GROUP LTD.	95,309	92,647
70,571	TELSTRA CORP. LTD.	308,487	277,884
32,988	TRANSURBAN GROUP	173,197	230,153
12,264	TREASURY WINE ESTATES LTD.	49,093	56,469

(Continued)

45

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Australia (Cont’d):
645,729	WEBJET LTD.	$2,122,400	1,912,661
20,445	WESFARMERS LTD.	758,632	562,832
42,659	WESTFIELD CORP.	217,717	298,525
58,094	WESTPAC BANKING CORP.	811,435	1,211,052
14,000	WOODSIDE PETROLEUM LTD.	446,336	284,284
19,488	WOOLWORTHS LTD.	369,358	339,777
		32,675,598	29,092,518	6.18%
Austria:
1,237	ANDRITZ A.G.	66,657	55,621
1,685	BUWOG A.G.(b)	30,804	35,773
5,146	ERSTE GROUP BANK A.G.(b)	114,055	149,159
33,719	IMMOFINANZ A.G.(b)	87,282	77,616
2,509	OMV A.G.	80,527	60,921
3,834	RAIFFEISEN BANK INTERNATIONAL A.G.(b)	53,493	50,167
313	STRABAG S.E. (BEARER)	5,505	7,044
1,368	VOESTALPINE A.G.	51,510	46,928
29,470	WIENERBERGER A.G.	241,514	517,821
		731,347	1,001,050	0.21%
Belgium:
7,120	AGEAS	106,907	292,021
14,316	ANHEUSER-BUSCH INBEV S.A./N.V.	562,478	1,518,407
10,910	BARCO N.V.	740,520	703,899
1,645	COLRUYT S.A.	74,892	79,094
1,555	DELHAIZE GROUP	80,953	137,441
16,494	GROUPE BRUXELLES LAMBERT S.A.	1,387,000	1,242,393
4,347	KBC GROEP N.V.	101,356	273,808
12,430	ONTEX GROUP N.V.	322,500	381,261
2,190	PROXIMUS	49,577	75,518
827	SOLVAY S.A., CLASS A	118,069	84,295
2,278	UCB S.A.	111,517	177,799
1,457	UMICORE S.A.	72,577	56,078
		3,728,346	5,022,014	1.07%
Brazil:
179,502	CETIP S.A. - MERCADOS ORGANIZADOS	2,031,136	1,489,625
54,000	GRENDENE S.A.	363,157	240,136
7,503	TOTVS S.A.	106,544	57,041
48,500	TUPY S.A.(b)	278,939	220,204
		2,779,776	2,007,006	0.43%
Canada:
35,000	AGF MANAGEMENT LTD., CLASS B	373,982	138,741
3,548	AGNICO EAGLE MINES LTD.	111,862	89,943
3,620	AGRIUM, INC.	154,492	324,430
7,118	ALIMENTATION COUCHE TARD, INC., CLASS B	231,690	327,337
1,130	ALTAGAS LTD.	52,858	27,841
4,900	ARC RESOURCES LTD.	108,943	64,770
31,600	BADGER DAYLIGHTING LTD.	587,010	461,746
11,445	BANK OF MONTREAL	703,611	624,179
21,766	BANK OF NOVA SCOTIA (THE)	1,148,066	959,531
16,774	BARRICK GOLD CORP.	245,470	106,715
3,581	BCE, INC.	153,196	146,567
8,500	BLACKBERRY LTD.(b)	90,213	52,166
26,792	BOMBARDIER, INC., CLASS B	79,826	33,528
18,781	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	198,617	590,928
11,740	CAE, INC.	85,345	124,394
11,081	CAMECO CORP.	198,977	135,098
49,900	CANACCORD GENUITY GROUP, INC.	261,393	195,562
7,334	CANADIAN IMPERIAL BANK OF COMMERCE	342,248	526,927
15,994	CANADIAN NATIONAL RAILWAY CO.	292,557	908,224
19,866	CANADIAN NATURAL RESOURCES LTD.	433,114	386,899
8,057	CANADIAN OIL SANDS LTD.	126,903	38,096
13,960	CANADIAN PACIFIC RAILWAY LTD.	1,652,149	2,004,237
3,606	CANADIAN PACIFIC RAILWAY LTD.	112,878	517,567
1,060	CANADIAN TIRE CORP. LTD., CLASS A	80,129	95,356
1,767	CANADIAN UTILITIES LTD., CLASS A	54,222	47,813
13,665	CENOVUS ENERGY, INC.	343,890	207,253
6,978	CGI GROUP, INC., CLASS A(b)	55,128	252,819

(Continued)

46

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
1,964	CI FINANCIAL CORP.	$49,854	44,593
4,540	CONSTELLATION SOFTWARE, INC.	1,314,947	1,902,922
7,111	CRESCENT POINT ENERGY CORP.	221,266	81,368
2,064	DOLLARAMA, INC.	75,934	139,399
21,800	DOREL INDUSTRIES, INC., CLASS B	783,674	514,085
12,292	ELDORADO GOLD CORP.	92,575	39,423
2,016	EMPIRE CO. LTD., CLASS A	48,751	41,468
14,970	ENBRIDGE, INC.	664,392	555,836
14,152	ENCANA CORP.	269,821	91,095
33,800	ENERFLEX LTD.	348,127	334,074
7,101	ENERPLUS CORP.	87,344	34,587
32,600	ENSIGN ENERGY SERVICES, INC.	509,675	200,559
269	FAIRFAX FINANCIAL HOLDINGS LTD.	82,554	122,504
2,200	FINNING INTERNATIONAL, INC.	51,485	32,279
3,000	FIRST CAPITAL REALTY, INC.	51,131	42,038
3,100	FORTIS, INC.	105,357	88,668
2,537	FRANCO-NEVADA CORP.	128,281	111,803
18,700	GENWORTH MI CANADA, INC.	382,689	402,866
614	GEORGE WESTON LTD.	48,280	49,672
6,104	GILDAN ACTIVEWEAR, INC.	33,435	184,241
15,817	GOLDCORP, INC.	468,301	198,290
3,958	GREAT-WEST LIFECO, INC.	99,709	94,820
2,408	H&R REAL ESTATE INVESTMENT TRUST	50,885	37,117
124,600	HUDBAY MINERALS, INC.	1,106,269	460,306
5,697	HUSKY ENERGY, INC.	144,766	88,838
14,262	IAMGOLD CORP.(b)	78,431	23,298
2,500	IGM FINANCIAL, INC.	100,363	63,432
40,146	IMPERIAL OIL LTD.	1,690,560	1,271,917
2,780	INDUSTRIAL ALLIANCE INSURANCE & FINANCIAL SERVICES, INC.	97,885	82,952
2,672	INTACT FINANCIAL CORP.	170,651	187,651
4,880	INTER PIPELINE LTD.	142,496	90,030
1,400	KEYERA CORP.	51,327	38,554
7,600	LAURENTIAN BANK OF CANADA	295,598	286,630
3,199	LOBLAW COS. LTD.	121,245	164,708
9,476	MAGNA INTERNATIONAL, INC.	61,549	454,521
33,308	MANULIFE FINANCIAL CORP.	427,899	515,157
1,369	METHANEX CORP.	12,561	45,363
3,000	METRO, INC.	54,328	81,739
52,656	MTY FOOD GROUP, INC.	1,533,764	1,255,931
38,700	MULLEN GROUP LTD.	737,282	517,643
6,295	NATIONAL BANK OF CANADA	247,929	200,949
11,280	NEW GOLD, INC.(b)	90,970	25,442
2,600	ONEX CORP.	105,376	150,077
3,282	OPEN TEXT CORP.	72,477	146,971
4,328	PAN AMERICAN SILVER CORP.	53,923	27,502
4,772	PEMBINA PIPELINE CORP.	40,530	114,821
19,434	PENGROWTH ENERGY CORP.	99,676	16,602
2,500	PEYTO EXPLORATION & DEVELOPMENT CORP.	95,328	51,986
14,172	POTASH CORP. OF SASKATCHEWAN, INC.	386,602	291,299
4,200	POWER CORP. OF CANADA	105,623	87,084
1,672	POWER FINANCIAL CORP.	52,980	38,339
1,800	PRAIRIESKY ROYALTY LTD.	46,528	34,206
53,900	PRECISION DRILLING CORP.	324,622	199,525
3,681	RESTAURANT BRANDS INTERNATIONAL, INC.	137,022	132,511
2,546	RIOCAN REAL ESTATE INVESTMENT TRUST	64,791	48,592
2,701	RITCHIE BROS. AUCTIONEERS, INC.	50,064	69,827
9,354	ROGERS COMMUNICATIONS, INC., CLASS B	221,766	322,291
26,561	ROYAL BANK OF CANADA	896,686	1,468,667
4,800	SAPUTO, INC.	103,951	105,388
9,661	SHAW COMMUNICATIONS, INC., CLASS B	153,543	187,067
6,133	SILVER WHEATON CORP.	155,292	73,716
2,700	SNC-LAVALIN GROUP, INC.	100,003	76,842
11,810	SUN LIFE FINANCIAL, INC.	235,812	380,894
25,653	SUNCOR ENERGY, INC.	606,141	686,066
9,512	TECK RESOURCES LTD., CLASS B	135,959	45,404
15,757	TELUS CORP.	442,454	496,502

(Continued)

47

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
34,125	TORONTO-DOMINION BANK (THE)	$715,090	1,345,054
2,738	TOURMALINE OIL CORP.(b)	103,345	63,747
3,818	TRANSALTA CORP.	60,803	17,738
12,264	TRANSCANADA CORP.	528,913	387,816
15,331	TURQUOISE HILL RESOURCES LTD.(b)	53,846	39,175
5,676	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(b)	541,537	1,013,131
3,858	VERESEN, INC.	53,647	29,488
2,256	VERMILION ENERGY, INC.	83,841	72,642
1,004	WEST FRASER TIMBER CO. LTD.	54,124	31,899
		28,295,404	28,840,304	6.13%
Chile:
9,080	ANTOFAGASTA PLC	92,822	68,638
		92,822	68,638	0.01%
China:
103,500	AAC TECHNOLOGIES HOLDINGS, INC.	357,673	644,367
10,513	BAIDU, INC. ADR(b)(d)	1,219,052	1,444,591
1,873,260	CHINA MEDICAL SYSTEM HOLDINGS LTD.	1,667,102	2,143,962
886,500	CHINA ZHENGTONG AUTO SERVICES HOLDINGS LTD.	505,928	366,036
388,000	GOLDPAC GROUP LTD.	327,086	195,751
1,558,000	KINGDEE INTERNATIONAL SOFTWARE GROUP CO. LTD.	298,674	582,990
27,120	NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP, INC. ADR(d)	628,353	548,095
593,100	SHENGUAN HOLDINGS GROUP LTD.	245,547	76,529
490,900	SINOMEDIA HOLDING LTD.	408,209	158,987
117,600	TENCENT HOLDINGS LTD.	800,833	1,962,011
2,027,632	XTEP INTERNATIONAL HOLDINGS LTD.	854,262	1,007,269
		7,312,719	9,130,588	1.94%
Denmark:
66	AP MOELLER - MAERSK A/S, CLASS A	78,361	99,237
120	AP MOELLER - MAERSK A/S, CLASS B	125,436	184,564
17,054	CARLSBERG A/S, CLASS B	1,387,489	1,308,929
49,555	CHR HANSEN HOLDING A/S	1,932,360	2,768,166
30,458	COLOPLAST A/S, CLASS B	2,044,287	2,156,169
13,100	DANSKE BANK A/S	138,182	395,314
1,592	DSV A/S	48,905	59,437
200	FLSMIDTH & CO. A/S	6,013	6,634
48,710	ISS A/S	1,465,283	1,615,801
51,520	NOVO NORDISK A/S ADR(d)	1,743,370	2,794,445
36,359	NOVO NORDISK A/S, CLASS B	744,322	1,950,444
48,197	NOVOZYMES A/S, CLASS B	1,342,505	2,099,711
2,600	PANDORA A/S	18,150	303,324
15,973	TDC A/S	107,272	82,217
3,250	TOPDANMARK A/S(b)	33,362	92,282
3,244	VESTAS WIND SYSTEMS A/S	150,564	168,386
538	WILLIAM DEMANT HOLDING A/S(b)	50,896	44,717
		11,416,757	16,129,777	3.43%
Finland:
44,600	AMER SPORTS OYJ	568,773	1,133,272
6,013	FORTUM OYJ	117,943	88,891
36,250	HUHTAMAKI OYJ	597,832	1,106,212
1,396	KESKO OYJ, CLASS B	30,705	49,386
5,600	KONE OYJ, CLASS B	116,154	212,753
1,849	METSO OYJ	47,784	38,408
7,075	NESTE OYJ	67,704	162,618
66,103	NOKIA OYJ	233,836	450,937
2,240	NOKIAN RENKAAT OYJ	31,307	72,361
1,960	ORION OYJ, CLASS B	49,561	74,026
7,254	SAMPO OYJ, CLASS A	337,092	350,811
15,829	STORA ENSO OYJ, CLASS R	75,698	119,478
11,934	UPM-KYMMENE OYJ	99,928	178,690
1,849	VALMET OYJ	14,443	17,892
3,486	WARTSILA OYJ ABP	107,429	138,165
		2,496,189	4,193,900	0.89%

(Continued)

48

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
France:
2,714	ACCOR S.A.	$79,810	126,642
695	AEROPORTS DE PARIS	87,114	78,708
3,200	AIR FRANCE-KLM(b)	22,485	22,276
6,203	AIR LIQUIDE S.A.	694,071	732,285
10,484	AIRBUS GROUP S.E.	351,610	619,831
48,948	ALCATEL-LUCENT(b)	195,204	179,398
3,171	ALSTOM S.A.(b)	111,651	97,812
18,703	ARCELORMITTAL	262,634	97,367
1,616	ARKEMA S.A.	127,629	104,407
1,580	ATOS S.E.	118,377	121,007
34,027	AXA S.A.	496,882	822,601
26,840	BENETEAU S.A.	272,439	398,431
19,321	BNP PARIBAS S.A.	865,266	1,132,574
14,333	BOLLORE S.A.	80,638	69,668
2,080	BOUYGUES S.A.	79,993	73,747
3,220	BUREAU VERITAS S.A.	82,066	67,769
3,068	CAP GEMINI S.A.	111,959	272,952
10,544	CARREFOUR S.A.	248,258	311,512
887	CASINO GUICHARD PERRACHON S.A.	64,783	47,079
994	CHRISTIAN DIOR S.E.	70,757	185,542
8,077	CIE DE SAINT-GOBAIN	278,056	349,367
3,404	CIE GENERALE DES ETABLISSEMENTS MICHELIN	180,725	309,691
3,234	CNP ASSURANCES	53,985	44,846
18,530	CREDIT AGRICOLE S.A.	153,011	212,334
10,014	DANONE S.A.	509,812	631,320
2,340	DASSAULT SYSTEMES S.A.	163,379	172,571
3,633	EDENRED	65,572	59,249
8,317	ELECTRICITE DE FRANCE S.A.	153,984	146,511
26,103	ENGIE	552,815	421,179
3,332	ESSILOR INTERNATIONAL S.A.	339,445	405,454
2,425	EURAZEO S.A.	77,940	161,227
3,160	EUTELSAT COMMUNICATIONS S.A.	100,179	96,749
564	GECINA S.A.	51,331	68,662
13,307	GROUPE EUROTUNNEL S.E. (REGISTERED)	102,800	180,959
441	HERMES INTERNATIONAL	156,748	160,151
429	ILIAD S.A.	59,695	86,525
2,121	JCDECAUX S.A.	50,974	76,776
1,442	KERING	274,344	235,248
3,582	KLEPIERRE	101,009	162,062
4,882	LEGRAND S.A.	111,114	258,765
4,633	L’OREAL S.A.	385,425	802,681
15,550	LVMH MOET HENNESSY LOUIS VUITTON S.E.	2,227,842	2,644,562
15,891	NATIXIS S.A.	49,085	87,700
1,491	NUMERICABLE-SFR SAS(b)	76,134	68,774
34,547	ORANGE S.A.	364,835	521,910
3,500	PERNOD RICARD S.A.	239,500	352,685
12,969	PEUGEOT S.A.(b)	78,174	194,984
3,471	PUBLICIS GROUPE S.A.	251,099	236,511
4,895	RENAULT S.A.	134,511	350,059
4,801	REXEL S.A.	94,027	58,904
4,929	SAFRAN S.A.	274,948	370,666
21,753	SANOFI	1,385,089	2,063,404
10,522	SCHNEIDER ELECTRIC S.E.	454,997	587,982
278	SCHNEIDER ELECTRIC S.E.	8,838	15,484
1,813	SCOR S.E.	36,441	64,918
5,515	SES S.A.	114,220	173,596
457	SOCIETE BIC S.A.	49,235	70,878
13,326	SOCIETE GENERALE S.A.	486,680	593,385
9,578	SOCIETE TELEVISION FRANCAISE 1	79,414	134,316
5,360	SODEXO S.A.	288,102	443,205
4,827	SUEZ ENVIRONNEMENT CO.	84,076	86,461
2,555	TECHNIP S.A.	218,518	120,379
1,413	THALES S.A.	81,763	98,159
38,987	TOTAL S.A.	1,975,154	1,751,276
1,808	UNIBAIL-RODAMCO S.E.	228,178	467,286
1,300	VALEO S.A.	168,708	175,404
13,671	VEOLIA ENVIRONNEMENT S.A.	145,445	312,088

(Continued)

49

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
8,317	VINCI S.A.	$347,070	527,030
48,366	VIVENDI S.A.	949,194	1,141,953
1,345	WENDEL S.A.	91,561	157,354
2,435	ZODIAC AEROSPACE	82,519	55,764
		19,411,326	24,531,012	5.22%
Germany:
3,492	ADIDAS A.G.	145,098	280,980
8,540	ALLIANZ S.E. (REGISTERED)	758,733	1,338,349
16,707	BASF S.E.	672,194	1,275,425
15,110	BAYER A.G. (REGISTERED)	823,081	1,932,364
5,898	BAYERISCHE MOTOREN WERKE A.G.	573,058	522,093
1,591	BEIERSDORF A.G.	86,858	140,747
1,768	BRENNTAG A.G.	77,868	95,153
50,484	CANCOM S.E.	2,256,435	1,753,530
4,528	CELESIO A.G.	63,758	127,072
20,348	COMMERZBANK A.G.(b)	248,184	214,227
1,947	CONTINENTAL A.G.	276,669	413,577
27,770	CTS EVENTIM A.G. & CO. KGAA	430,490	1,027,720
17,639	DAIMLER A.G. (REGISTERED)	589,913	1,278,182
23,097	DEUTSCHE BANK A.G. (REGISTERED)	802,812	621,213
12,522	DEUTSCHE BOERSE A.G.	664,874	1,077,810
3,261	DEUTSCHE LUFTHANSA A.G. (REGISTERED)(b)	35,709	45,275
17,828	DEUTSCHE POST A.G. (REGISTERED)	210,542	493,543
53,629	DEUTSCHE TELEKOM A.G. (REGISTERED)	668,750	951,909
3,463	DEUTSCHE WOHNEN A.G. (BEARER)	80,362	92,424
34,782	E.ON S.E.	620,171	298,370
1,578	EVONIK INDUSTRIES A.G.	62,204	52,748
3,749	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	251,227	292,485
6,867	FRESENIUS S.E. & CO. KGAA	150,261	460,391
2,127	GEA GROUP A.G.	78,369	80,891
16,260	GERRESHEIMER A.G.	879,433	1,185,341
40,600	GRAND CITY PROPERTIES S.A.	502,297	779,169
2,246	HANNOVER RUECK S.E.	94,321	229,736
3,952	HEIDELBERGCEMENT A.G.	143,515	270,522
2,050	HENKEL A.G. & CO. KGAA	189,371	180,826
2,600	HOCHTIEF A.G.	108,936	216,528
1,137	HUGO BOSS A.G.	140,916	127,557
21,437	INFINEON TECHNOLOGIES A.G.	117,250	240,855
18,369	JENOPTIK A.G.	245,000	260,058
2,881	K+S A.G. (REGISTERED)	79,970	96,335
72,260	KLOECKNER & CO. S.E.	799,031	591,122
1,658	LANXESS A.G.	98,543	77,469
4,090	LEONI A.G.	225,005	217,586
3,407	LINDE A.G.	605,841	551,822
1,021	MAN S.E.	110,603	104,001
2,050	MERCK KGAA	86,079	181,169
2,538	METRO A.G.	78,426	70,020
3,549	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	444,935	661,273
2,502	OSRAM LICHT A.G.	92,424	129,205
2,854	PROSIEBENSAT.1 MEDIA S.E.	84,251	139,808
2,620	RATIONAL A.G.	657,685	1,046,466
4,169	RWE A.G.	116,822	47,283
1,130	SALZGITTER A.G.	50,070	28,018
18,124	SAP S.E.	760,217	1,173,589
14,594	SIEMENS A.G. (REGISTERED)	934,614	1,303,608
8,250	STABILUS S.A.(b)	338,171	297,298
2,085	SYMRISE A.G.	133,207	125,319
8,784	TELEFONICA DEUTSCHLAND HOLDING A.G.	48,334	53,601
8,827	THYSSENKRUPP A.G.	181,566	154,656
7,071	TUI A.G.	57,698	129,184
6,282	TUI A.G.	109,728	115,748
1,929	UNITED INTERNET A.G. (REGISTERED)	87,227	97,567
606	VOLKSWAGEN A.G.	78,579	71,066
5,495	VONOVIA S.E.	194,075	176,498
		19,501,760	25,996,781	5.53%

(Continued)

50

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	$54,075	58,796
3,968	OPAP S.A.	51,160	35,826
		105,235	94,622	0.02%
Hong Kong:
220,400	AIA GROUP LTD.	733,244	1,138,963
16,600	BANK OF EAST ASIA (THE) LTD.	71,196	55,690
82,500	BOC HONG KONG HOLDINGS LTD.	169,112	242,176
10,000	CHEUNG KONG INFRASTRUCTURE HOLDINGS LTD.	46,496	89,354
56,044	CHEUNG KONG PROPERTY HOLDINGS LTD.	165,366	407,491
56,044	CK HUTCHISON HOLDINGS LTD.	349,706	724,590
36,500	CLP HOLDINGS LTD.	253,113	311,543
27,800	ESPRIT HOLDINGS LTD.	35,637	20,661
1,882,000	EVA PRECISION INDUSTRIAL HOLDINGS LTD.	523,540	366,684
30,000	GALAXY ENTERTAINMENT GROUP LTD.	86,008	76,258
84,000	GLOBAL BRANDS GROUP HOLDING LTD.(b)	14,386	17,342
44,000	HANG LUNG PROPERTIES LTD.	116,126	98,559
18,600	HANG SENG BANK LTD.	228,767	334,078
21,303	HENDERSON LAND DEVELOPMENT CO. LTD.	73,321	126,718
100,430	HONG KONG & CHINA GAS CO. LTD.	203,143	188,159
18,000	HONG KONG EXCHANGES AND CLEARING LTD.	361,405	410,630
400	HOPEWELL HIGHWAY INFRASTRUCTURE LTD.	229	199
12,000	HYSAN DEVELOPMENT CO. LTD.	49,052	49,858
13,500	KERRY LOGISTICS NETWORK LTD.	28,209	19,161
27,000	KERRY PROPERTIES LTD.	90,767	73,858
84,000	LI & FUNG LTD.	86,666	64,056
40,500	LINK REIT	84,196	222,095
171,000	LUK FOOK HOLDINGS INTERNATIONAL LTD.	565,640	427,608
26,800	MGM CHINA HOLDINGS LTD.	51,645	31,019
30,500	MTR CORP. LTD.	88,703	132,231
54,000	NEW WORLD DEVELOPMENT CO. LTD.	59,134	52,258
43,500	NWS HOLDINGS LTD.	52,824	57,139
2,092,210	PAX GLOBAL TECHNOLOGY LTD.	1,180,535	2,170,485
190,000	PCCW LTD.	77,805	97,328
4,678,603	PICO FAR EAST HOLDINGS LTD.	1,199,566	1,086,636
24,000	POWER ASSETS HOLDINGS LTD.	139,091	226,373
27,683,380	REXLOT HOLDINGS LTD.(e)	2,646,928	471,507
48,000	SANDS CHINA LTD.	128,061	144,309
22,000	SHANGRI-LA ASIA LTD.	29,501	19,019
334,099	SINO BIOPHARMACEUTICAL LTD.	269,727	410,400
59,400	SINO LAND CO. LTD.	80,601	89,981
566,000	SITOY GROUP HOLDINGS LTD.	361,652	279,712
256,000	STELLA INTERNATIONAL HOLDINGS LTD.	679,964	626,288
27,000	SUN HUNG KAI PROPERTIES LTD.	327,389	350,127
19,000	SWIRE PACIFIC LTD., CLASS A	127,857	211,941
17,800	SWIRE PROPERTIES LTD.	50,632	49,151
335,500	TECHTRONIC INDUSTRIES CO. LTD.	631,726	1,238,095
3,000	TELEVISION BROADCASTS LTD.	9,222	9,987
665,000	VALUE PARTNERS GROUP LTD.	409,258	622,093
88,000	VTECH HOLDINGS LTD.	1,043,083	1,042,935
22,000	WHARF HOLDINGS (THE) LTD.	170,501	123,483
19,000	WHEELOCK & CO. LTD.	30,489	82,129
30,000	WYNN MACAU LTD.	50,423	33,987
582,000	YINGDE GASES GROUP CO. LTD.	583,171	239,557
15,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	30,233	55,451
		14,845,046	15,419,352	3.28%
India:
21,315	HDFC BANK LTD. ADR(d)	1,215,975	1,302,133
		1,215,975	1,302,133	0.28%
Ireland:
7,005	ACCENTURE PLC, CLASS A	259,449	688,311
329,197	BANK OF IRELAND(b)	119,783	128,010
14,894	CRH PLC	217,633	391,100
126,313	EXPERIAN PLC	2,109,034	2,021,626
29,240	ICON PLC(b)	1,948,070	2,075,163
11,673	JAMES HARDIE INDUSTRIES PLC - CDI	105,225	139,614
2,882	KERRY GROUP PLC, CLASS A	190,984	216,246

(Continued)

51

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Ireland (Cont’d):
25,218	MEDTRONIC PLC	$586,319	1,688,093
10,894	SHIRE PLC	397,570	742,255
		5,934,067	8,090,418	1.72%
Israel:
1,266	AZRIELI GROUP	53,829	50,602
21,030	BANK HAPOALIM B.M.	80,002	105,768
21,775	BANK LEUMI LE-ISRAEL B.M.(b)	77,241	81,262
30,200	CAESARSTONE SDOT-YAM LTD.	1,662,365	918,080
217	DELEK GROUP LTD.	52,364	47,427
6,042	ISRAEL CHEMICALS LTD.	49,265	31,081
284,316	MAGIC SOFTWARE ENTERPRISES LTD.	1,857,564	1,543,836
5,900	MIZRAHI TEFAHOT BANK LTD.	51,135	69,724
1,494	NICE-SYSTEMS LTD.	50,675	81,537
15,507	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(d)	643,646	875,525
		4,578,086	3,804,842	0.81%
Italy:
38,397	AMPLIFON S.P.A.	162,353	290,251
18,467	ASSICURAZIONI GENERALI S.P.A.	269,600	337,589
5,758	ATLANTIA S.P.A.	117,756	160,785
93,475	AZIMUT HOLDING S.P.A.	1,279,167	2,003,331
37,987	BANCA MONTE DEI PASCHI DI SIENA S.P.A.(b)	69,129	67,575
5,291	BANCO POPOLARE S.C.(b)	81,793	78,159
57,599	ENEL GREEN POWER S.P.A.	98,098	108,835
116,304	ENEL S.P.A.	453,132	518,273
49,857	ENI S.P.A.	958,264	782,728
3,610	EXOR S.P.A.	90,616	157,238
10,070	FINMECCANICA S.P.A.(b)	50,331	125,912
230,068	INTESA SANPAOLO S.P.A. (RSP)	463,442	811,338
18,185	INTESA SANPAOLO S.P.A. (RSP)	53,136	58,521
2,826	LUXOTTICA GROUP S.P.A.	118,626	195,782
19,749	MARR S.P.A.	315,231	374,707
8,839	MEDIOBANCA S.P.A.	82,122	86,816
25,272	MEDIOLANUM S.P.A.	87,322	180,447
3,027	PIRELLI & C. S.P.A.	50,406	50,634
4,438	PRYSMIAN S.P.A.	86,023	91,494
4,974	SAIPEM S.P.A.(b)	50,817	39,823
57,530	SNAM S.P.A.	249,716	295,321
186,174	SORIN S.P.A.(b)	545,093	536,720
111,427	TELECOM ITALIA S.P.A.(b)	150,893	137,208
9,486	TENARIS S.A.	130,049	113,734
34,652	TERNA RETE ELETTRICA NAZIONALE S.P.A.	130,368	168,278
87,559	UNICREDIT S.P.A.	500,163	544,960
25,343	UNIONE DI BANCHE ITALIANE S.C.P.A.	103,374	179,538
		6,747,020	8,495,997	1.81%
Japan:
1,400	ABC-MART, INC.	51,583	77,723
30,200	ADERANS CO. LTD.	398,005	239,405
14,200	AEON CO. LTD.	162,360	219,572
6,300	AEON FINANCIAL SERVICE CO. LTD.	81,451	123,726
1,210	AEON MALL CO. LTD.	23,091	18,468
2,900	AISIN SEIKI CO. LTD.	64,900	96,695
15,000	AJINOMOTO CO., INC.	116,767	314,467
5,200	ALFRESA HOLDINGS CORP.	50,794	88,209
2,000	AMADA HOLDINGS CO. LTD.	10,582	15,138
21,000	ANA HOLDINGS, INC.	52,231	58,537
18,000	AOZORA BANK LTD.	51,121	62,118
59,451	ARCLAND SERVICE CO. LTD.	2,421,669	2,396,079
36,100	ASAHI CO. LTD.	561,894	392,702
16,000	ASAHI GLASS CO. LTD.	97,913	92,960
5,600	ASAHI GROUP HOLDINGS LTD.	85,235	180,653
31,000	ASAHI KASEI CORP.	147,138	217,063
44,400	ASICS CORP.	618,213	1,050,366
39,000	ASTELLAS PHARMA, INC.	265,750	502,271
1,500	BANDAI NAMCO HOLDINGS, INC.	14,652	34,635
37,000	BANK OF YOKOHAMA (THE) LTD.	164,514	223,329
3,000	BENESSE HOLDINGS, INC.	114,910	79,898

(Continued)

52

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
13,800	BRIDGESTONE CORP.	$205,726	474,628
5,200	BROTHER INDUSTRIES LTD.	38,445	62,158
20,100	CANON, INC.	672,638	578,714
16,600	CAPCOM CO. LTD.	276,543	325,593
3,800	CASIO COMPUTER CO. LTD.	51,908	68,578
2,700	CENTRAL JAPAN RAILWAY CO.	229,516	432,689
15,000	CHIBA BANK (THE) LTD.	81,968	105,781
9,900	CHUBU ELECTRIC POWER CO., INC.	134,469	145,325
4,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	137,478
4,000	CHUGOKU BANK (THE) LTD.	53,626	58,984
5,200	CHUGOKU ELECTRIC POWER (THE) CO., INC.	81,720	71,391
7,900	CITIZEN HOLDINGS CO. LTD.	31,581	54,262
37,936	CREDIT SAISON CO. LTD.	463,793	684,628
6,000	DAI NIPPON PRINTING CO. LTD.	55,038	57,717
33,400	DAIBIRU CORP.	353,886	258,369
11,000	DAIDO STEEL CO. LTD.	45,649	34,660
17,500	DAI-ICHI LIFE INSURANCE (THE) CO. LTD.	222,759	276,216
9,900	DAIICHI SANKYO CO. LTD.	154,612	170,825
4,500	DAIKIN INDUSTRIES LTD.	124,473	250,423
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	117,985	121,285
10,000	DAIWA HOUSE INDUSTRY CO. LTD.	103,706	245,697
25,000	DAIWA SECURITIES GROUP, INC.	96,011	160,401
8,700	DENSO CORP.	211,549	365,217
3,500	DENTSU, INC.	82,003	178,552
44,200	DESCENTE LTD.	256,657	621,560
1,400	DON QUIJOTE HOLDINGS CO. LTD.	51,867	52,399
13,000	DOWA HOLDINGS CO. LTD.	55,385	97,854
7,000	EAST JAPAN RAILWAY CO.	392,789	586,713
4,300	EISAI CO. LTD.	180,738	251,982
2,400	ELECTRIC POWER DEVELOPMENT CO. LTD.	71,894	72,921
1,800	FAMILYMART CO. LTD.	52,590	81,774
3,600	FANUC CORP.	336,592	549,610
1,100	FAST RETAILING CO. LTD.	136,395	444,621
21,000	FUJI ELECTRIC CO. LTD.	51,969	75,622
10,000	FUJI HEAVY INDUSTRIES LTD.	146,485	357,021
8,800	FUJIFILM HOLDINGS CORP.	165,274	326,869
44,000	FUJITSU LTD.	171,664	190,172
11,000	FUKUOKA FINANCIAL GROUP, INC.	36,036	51,990
32,000	FURUKAWA ELECTRIC CO. LTD.	65,376	50,148
12,000	GS YUASA CORP.	47,814	45,013
6,000	GUNMA BANK (THE) LTD.	31,571	38,161
3,000	HAMAMATSU PHOTONICS K.K.	52,686	67,520
17,000	HANKYU HANSHIN HOLDINGS, INC.	86,484	103,447
3,000	HINO MOTORS LTD.	42,968	30,334
525	HIROSE ELECTRIC CO. LTD.	48,402	56,760
7,000	HIROSHIMA BANK (THE) LTD.	26,154	40,145
95,000	HITACHI LTD.	295,895	475,851
6,000	HITACHI METALS LTD.	45,405	69,170
9,500	HOKKAIDO ELECTRIC POWER CO., INC.(b)	84,575	91,781
7,300	HOKURIKU ELECTRIC POWER CO.	76,486	97,727
29,700	HONDA MOTOR CO. LTD.	811,447	876,158
6,300	HOYA CORP.	145,196	204,967
5,100	HULIC CO. LTD.	54,980	45,786
3,800	IBIDEN CO. LTD.	71,559	49,509
1,200	IDEMITSU KOSAN CO. LTD.	23,804	18,265
20,000	IHI CORP.	52,673	51,015
15,600	INPEX CORP.	192,488	138,295
9,800	ISETAN MITSUKOSHI HOLDINGS LTD.	85,535	146,389
8,500	ISUZU MOTORS LTD.	108,047	84,671
27,200	ITOCHU CORP.	291,860	285,116
5,000	IYO BANK (THE) LTD.	43,448	57,058
4,000	J FRONT RETAILING CO. LTD.	31,099	64,485
1,600	JAPAN AIRLINES CO. LTD.	47,656	56,216
7,000	JAPAN EXCHANGE GROUP, INC.	56,090	101,355
1,500	JAPAN PETROLEUM EXPLORATION CO. LTD.	54,111	39,324
16	JAPAN PRIME REALTY INVESTMENT CORP.	56,433	51,815
122,838	JAPAN PROPERTY MANAGEMENT CENTER CO. LTD.	1,637,084	1,233,858
16	JAPAN REAL ESTATE INVESTMENT CORP.	81,469	73,488

(Continued)

53

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
33	JAPAN RETAIL FUND INVESTMENT CORP.	$60,174	63,709
19,400	JAPAN TOBACCO, INC.	584,364	597,533
7,200	JFE HOLDINGS, INC.	122,618	93,777
4,000	JGC CORP.	53,048	52,799
12,000	JOYO BANK (THE) LTD.	54,056	62,818
3,100	JSR CORP.	39,530	44,395
5,000	JTEKT CORP.	36,670	69,354
29,200	JX HOLDINGS, INC.	150,765	104,883
13,000	KAJIMA CORP.	44,950	68,595
107,177	KAKAKU.COM, INC.	1,649,512	1,727,840
18,000	KANSAI ELECTRIC POWER (THE) CO., INC.(b)	164,557	199,108
2,000	KANSAI PAINT CO. LTD.	10,449	27,041
12,815	KAO CORP.	276,418	577,164
35,000	KAWASAKI HEAVY INDUSTRIES LTD.	71,135	119,910
44,862	KDDI CORP.	583,178	997,349
24,800	KEIHIN CORP.	308,810	348,542
13,000	KEIKYU CORP.	95,310	102,947
5,000	KEIO CORP.	28,322	35,344
5,000	KEISEI ELECTRIC RAILWAY CO. LTD.	23,110	54,558
4,381	KEYENCE CORP.	1,825,497	1,942,810
6,000	KIKKOMAN CORP.	52,867	164,048
35,000	KINTETSU GROUP HOLDINGS CO. LTD.	106,062	125,161
13,000	KIRIN HOLDINGS CO. LTD.	145,586	169,645
15,500	KOBAYASHI PHARMACEUTICAL CO. LTD.	831,411	1,161,547
27,000	KOBE STEEL LTD.	47,410	29,033
1,300	KOITO MANUFACTURING CO. LTD.	51,317	42,100
15,400	KOMATSU LTD.	339,281	224,970
2,300	KONAMI CORP.	50,313	49,522
7,000	KONICA MINOLTA, INC.	53,139	73,171
11,400	KOSHIDAKA HOLDINGS CO. LTD.	251,892	244,791
21,000	KUBOTA CORP.	129,773	286,296
3,800	KURARAY CO. LTD.	51,382	47,070
4,300	KURITA WATER INDUSTRIES LTD.	96,931	90,792
92,000	KYB CO. LTD.	338,205	241,570
5,400	KYOCERA CORP.	198,000	245,772
5,000	KYOWA HAKKO KIRIN CO. LTD.	54,616	74,105
6,500	KYUSHU ELECTRIC POWER CO., INC.(b)	59,661	70,491
2,800	LAWSON, INC.	120,035	205,627
4,200	LIXIL GROUP CORP.	71,097	84,725
2,400	M3, INC.	51,468	47,354
1,600	MAKITA CORP.	82,169	84,425
24,000	MARUBENI CORP.	173,505	116,794
6,500	MARUI GROUP CO. LTD.	32,287	77,969
11,400	MAZDA MOTOR CORP.	95,886	178,652
2,700	MCDONALD’S HOLDINGS CO. JAPAN LTD.	73,436	60,520
3,400	MEIJI HOLDINGS CO. LTD.	54,895	247,706
27,400	MEITEC CORP.	609,499	950,144
1,800	MIRACA HOLDINGS, INC.	71,311	75,922
40,000	MITSUBISHI CHEMICAL HOLDINGS CORP.	161,621	207,160
25,200	MITSUBISHI CORP.	378,464	410,355
32,000	MITSUBISHI ELECTRIC CORP.	244,114	290,751
27,000	MITSUBISHI ESTATE CO. LTD.	353,310	548,147
17,000	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	77,939
57,000	MITSUBISHI HEAVY INDUSTRIES LTD.	185,317	252,964
4,000	MITSUBISHI LOGISTICS CORP.	45,017	46,080
18,000	MITSUBISHI MATERIALS CORP.	47,129	54,316
9,400	MITSUBISHI MOTORS CORP.	89,862	71,461
3,800	MITSUBISHI TANABE PHARMA CORP.	49,996	66,678
240,600	MITSUBISHI UFJ FINANCIAL GROUP, INC.	1,162,680	1,436,801
27,000	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	83,878	117,934
29,600	MITSUI & CO. LTD.	306,203	330,753
37,000	MITSUI CHEMICALS, INC.	87,469	117,509
16,000	MITSUI FUDOSAN CO. LTD.	421,176	435,194
3,000	MITSUI MINING & SMELTING CO. LTD.	5,391	5,352
12,000	MITSUI OSK LINES LTD.	47,398	28,608
422,420	MIZUHO FINANCIAL GROUP, INC.	741,265	784,874
8,280	MS&AD INSURANCE GROUP HOLDINGS, INC.	177,615	220,381
3,600	MURATA MANUFACTURING CO. LTD.	162,615	461,235

(Continued)

54

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
123,000	NACHI-FUJIKOSHI CORP.	$659,604	506,498
44,000	NEC CORP.	128,517	134,606
5,000	NGK INSULATORS LTD.	63,090	94,903
3,000	NGK SPARK PLUG CO. LTD.	28,359	68,245
6,000	NH FOODS LTD.	72,315	121,836
3,800	NIDEC CORP.	129,655	259,299
53,757	NIHON M&A CENTER, INC.	2,134,948	2,330,150
6,000	NIKON CORP.	75,728	72,121
2,000	NINTENDO CO. LTD.	207,943	334,431
22	NIPPON BUILDING FUND, INC.	90,970	106,181
17,000	NIPPON EXPRESS CO. LTD.	60,747	80,632
2,000	NIPPON PAINT HOLDINGS CO. LTD.	44,426	34,693
12,354	NIPPON STEEL & SUMITOMO METAL CORP.	307,243	223,303
15,200	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	529,368
17,000	NIPPON YUSEN K.K.	49,682	39,111
17,000	NISHI-NIPPON CITY BANK (THE) LTD.	40,901	46,339
5,000	NISSAN CHEMICAL INDUSTRIES LTD.	50,851	109,157
42,300	NISSAN MOTOR CO. LTD.	397,070	385,747
8,470	NISSHIN SEIFUN GROUP, INC.	78,577	122,357
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	54,916
2,700	NITORI HOLDINGS CO. LTD.	87,310	210,436
3,200	NITTO DENKO CORP.	77,639	190,055
72,300	NOMURA HOLDINGS, INC.	256,136	414,701
2,700	NOMURA REAL ESTATE HOLDINGS, INC.	56,230	53,926
2,970	NOMURA RESEARCH INSTITUTE LTD.	43,930	113,264
17,800	NORTH PACIFIC BANK LTD.	49,457	70,034
7,000	NSK LTD.	50,459	67,278
1,400	NTT DATA CORP.	36,519	70,137
27,100	NTT DOCOMO, INC.	429,592	450,217
6,500	NTT URBAN DEVELOPMENT CORP.	52,710	59,438
12,000	OBAYASHI CORP.	48,665	101,830
9,000	ODAKYU ELECTRIC RAILWAY CO. LTD.	81,886	80,573
5,100	OLYMPUS CORP.	71,174	157,934
3,400	OMRON CORP.	112,198	101,605
1,300	ONO PHARMACEUTICAL CO. LTD.	55,952	153,120
8,000	ONWARD HOLDINGS CO. LTD.	54,094	47,080
6,400	ORIENTAL LAND CO. LTD.	244,249	355,784
20,900	ORIX CORP.	271,898	266,901
37,000	OSAKA GAS CO. LTD.	121,878	139,716
7,000	OTSUKA HOLDINGS CO. LTD.	206,418	222,198
38,000	PANASONIC CORP.	278,832	381,220
2,600	PARK24 CO. LTD.	51,627	48,678
15,200	RAKUTEN, INC.	97,714	193,096
1,600	RECRUIT HOLDINGS CO. LTD.	50,223	47,747
34,500	RESONA HOLDINGS, INC.	158,868	174,362
13,000	RICOH CO. LTD.	126,012	130,526
1,200	RINNAI CORP.	52,047	91,027
1,500	ROHM CO. LTD.	51,836	66,144
1,100	SANKYO CO. LTD.	48,612	38,970
15,100	SANTEN PHARMACEUTICAL CO. LTD.	116,834	201,266
13,720	SBI HOLDINGS, INC.	111,165	153,366
3,400	SECOM CO. LTD.	133,812	203,181
4,100	SEGA SAMMY HOLDINGS, INC.	38,822	39,782
3,400	SEIBU HOLDINGS, INC.	65,652	68,502
5,200	SEIKO EPSON CORP.	85,119	73,125
13,000	SEKISUI CHEMICAL CO. LTD.	66,177	135,781
8,000	SEKISUI HOUSE LTD.	76,913	124,370
13,800	SEVEN & I HOLDINGS CO. LTD.	324,760	626,243
25,000	SHARP CORP.(b)	50,043	28,550
4,900	SHIKOKU ELECTRIC POWER CO., INC.	52,495	79,444
4,000	SHIMADZU CORP.	25,419	57,183
1,000	SHIMAMURA CO. LTD.	61,206	107,198
1,500	SHIMANO, INC.	58,204	209,311
6,000	SHIMIZU CORP.	50,924	51,215
8,300	SHIN-ETSU CHEMICAL CO. LTD.	411,842	423,078
41,600	SHINKO PLANTECH CO. LTD.	342,251	336,712
25,000	SHINSEI BANK LTD.	51,465	51,057
4,900	SHIONOGI & CO. LTD.	98,552	174,613

(Continued)

55

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
5,900	SHISEIDO CO. LTD.	$88,706	127,895
7,000	SHIZUOKA BANK (THE) LTD.	65,240	69,787
900	SMC CORP.	106,941	195,469
97,279	SMS CO. LTD.	1,300,445	1,634,764
17,000	SOFTBANK GROUP CORP.	380,491	776,135
5,700	SOMPO JAPAN NIPPONKOA HOLDINGS, INC.	114,918	164,208
21,000	SONY CORP.	346,346	507,385
4,400	SONY FINANCIAL HOLDINGS, INC.	56,074	71,814
22,200	SQUARE ENIX HOLDINGS CO. LTD.	278,007	547,945
54,900	STANLEY ELECTRIC CO. LTD.	805,200	1,086,879
7,000	SUMCO CORP.	47,761	62,201
25,000	SUMITOMO CHEMICAL CO. LTD.	74,256	125,453
21,300	SUMITOMO CORP.	207,214	204,540
13,100	SUMITOMO ELECTRIC INDUSTRIES LTD.	127,803	166,364
12,000	SUMITOMO HEAVY INDUSTRIES LTD.	39,379	47,114
9,000	SUMITOMO METAL MINING CO. LTD.	88,484	101,430
25,500	SUMITOMO MITSUI FINANCIAL GROUP, INC.	795,433	959,080
71,310	SUMITOMO MITSUI TRUST HOLDINGS, INC.	214,202	260,001
6,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	163,837	189,605
58,000	SUMITOMO RUBBER INDUSTRIES LTD.	689,507	800,633
2,300	SUNTORY BEVERAGE & FOOD LTD.	88,486	87,905
2,000	SURUGA BANK LTD.	41,830	36,944
5,800	SUZUKI MOTOR CORP.	104,611	177,048
46,100	SYSMEX CORP.	1,060,478	2,413,271
7,700	T&D HOLDINGS, INC.	97,474	90,148
13,000	TAIHEIYO CEMENT CORP.	27,372	38,795
17,000	TAISEI CORP.	55,809	110,249
600	TAISHO PHARMACEUTICAL HOLDINGS CO. LTD.	40,190	34,310
10,000	TAKASHIMAYA CO. LTD.	63,872	80,440
14,200	TAKEDA PHARMACEUTICAL CO. LTD.	576,371	619,892
1,800	TDK CORP.	105,373	100,979
29,000	TEIJIN LTD.	67,529	87,509
5,200	TERUMO CORP.	95,419	146,076
2,000	THK CO. LTD.	29,290	31,576
14,000	TOBU RAILWAY CO. LTD.	67,422	59,867
2,200	TOHO CO. LTD.	42,502	49,936
17,000	TOHO GAS CO. LTD.	81,221	99,762
7,200	TOHOKU ELECTRIC POWER CO., INC.	56,650	97,048
13,900	TOKAI RIKA CO. LTD.	182,782	284,686
14,400	TOKIO MARINE HOLDINGS, INC.	359,676	533,195
21,600	TOKYO ELECTRIC POWER CO., INC.(b)	102,702	143,502
24,300	TOKYO ELECTRON LTD.	1,273,343	1,137,167
40,000	TOKYO GAS CO. LTD.	151,969	192,656
3,000	TOKYO TATEMONO CO. LTD.	56,308	35,535
25,000	TOKYU CORP.	103,448	182,345
23,000	TOKYU FUDOSAN HOLDINGS CORP.	86,617	152,036
4,000	TONENGENERAL SEKIYU K.K.	37,796	38,578
23,000	TORAY INDUSTRIES, INC.	121,780	197,570
80,000	TOSHIBA CORP.(b)	245,423	200,325
3,000	TOTO LTD.	30,029	92,902
3,000	TOYO SUISAN KAISHA LTD.	74,690	113,033
4,000	TOYOTA INDUSTRIES CORP.	101,266	188,722
50,500	TOYOTA MOTOR CORP.	1,843,037	2,934,485
1,900	TOYOTA TSUSHO CORP.	17,167	39,801
2,500	TREND MICRO, INC.	74,501	87,838
61,000	TSUGAMI CORP.	318,601	224,240
34,800	TSUMURA & CO.	799,027	752,770
21,703	TSURUHA HOLDINGS, INC.	797,050	1,861,575
8,000	UBE INDUSTRIES LTD.	13,963	13,871
68,000	UNICHARM CORP.	1,450,912	1,198,283
17,500	UNIPRES CORP.	363,607	331,138
34	UNITED URBAN INVESTMENT CORP.	52,061	45,290
6,500	USHIO, INC.	68,874	77,643
4,900	USS CO. LTD.	56,003	81,037
4,100	WEST JAPAN RAILWAY CO.	134,756	255,675
23,600	YAHOO JAPAN CORP.	62,283	89,313
1,300	YAKULT HONSHA CO. LTD.	22,252	64,369
16,300	YAMADA DENKI CO. LTD.	56,674	65,491

(Continued)

56

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
4,800	YAMAHA MOTOR CO. LTD.	$48,849	95,668
6,100	YAMATO HOLDINGS CO. LTD.	109,669	116,137
1,600	YAMATO KOGYO CO. LTD.	50,862	31,876
4,000	YAMAZAKI BAKING CO. LTD.	44,679	61,218
5,000	YASKAWA ELECTRIC CORP.	48,019	50,515
		60,289,281	76,760,219	16.32%
Mexico:
7,695	FRESNILLO PLC	109,039	68,854
486,919	WAL-MART DE MEXICO S.A.B. DE C.V.	1,482,336	1,195,630
		1,591,375	1,264,484	0.27%
Netherlands:
35,080	AALBERTS INDUSTRIES N.V.	676,899	1,037,189
26,780	ACCELL GROUP	446,234	572,446
34,297	AEGON N.V.	128,398	196,791
4,340	AKZO NOBEL N.V.	184,408	281,223
4,725	ALTICE N.V., CLASS A(b)	90,466	98,863
1,575	ALTICE N.V., CLASS B(b)	31,085	35,137
35,110	ARCADIS N.V.	869,544	824,066
7,173	ASML HOLDING N.V.	106,863	626,461
1,581	BOSKALIS WESTMINSTER	79,255	69,039
13,994	CORE LABORATORIES N.V.	1,620,851	1,396,601
3,045	DELTA LLOYD N.V.	50,618	25,529
1,461	GEMALTO N.V.	110,002	94,703
1,400	HEINEKEN HOLDING N.V.	54,687	99,540
4,034	HEINEKEN N.V.	158,561	325,628
233,177	ING GROEP N.V. - CVA	2,033,449	3,295,983
14,147	KONINKLIJKE AHOLD N.V.	182,769	275,215
3,037	KONINKLIJKE DSM N.V.	116,513	139,797
51,375	KONINKLIJKE KPN N.V.	108,346	191,967
20,095	KONINKLIJKE PHILIPS N.V.	343,642	472,548
1,765	KONINKLIJKE VOPAK N.V.	97,890	70,378
2,816	NN GROUP N.V.	80,872	80,616
1,395	OCI N.V.	50,711	35,665
8,430	QIAGEN N.V.(b)	119,420	216,982
3,238	RANDSTAD HOLDING N.V.	99,928	192,521
72,686	ROYAL DUTCH SHELL PLC, CLASS A	2,085,566	1,708,712
45,720	ROYAL DUTCH SHELL PLC, CLASS B	1,093,318	1,081,017
45,360	SENSATA TECHNOLOGIES HOLDING N.V.(b)	1,576,269	2,011,262
122,967	TNT EXPRESS N.V.	828,001	936,816
28,440	USG PEOPLE N.V.	240,781	387,225
6,193	WOLTERS KLUWER N.V.	101,075	190,371
		13,766,421	16,970,291	3.61%
New Zealand:
25,444	AUCKLAND INTERNATIONAL AIRPORT LTD.	78,319	79,380
11,811	CONTACT ENERGY LTD.	51,688	37,376
12,034	FLETCHER BUILDING LTD.	81,961	52,315
18,050	SKYCITY ENTERTAINMENT GROUP LTD.	49,429	43,157
37,843	SPARK NEW ZEALAND LTD.	73,138	72,095
		334,535	284,323	0.06%
Norway:
3,760	AKASTOR ASA(b)	9,728	4,858
97,909	AKER SOLUTIONS ASA	1,084,046	338,585
17,219	DNB ASA	147,846	223,904
21,490	NORSK HYDRO ASA	82,180	71,590
99,058	ORKLA ASA	675,644	734,220
10,672	SEADRILL LTD.(b)	167,080	62,240
21,587	STATOIL ASA	418,607	314,681
11,360	TELENOR ASA	229,860	212,036
85,000	TOMRA SYSTEMS ASA	703,315	798,760
4,000	YARA INTERNATIONAL ASA	109,527	159,517
		3,627,833	2,920,391	0.62%
Philippines:
386,461	METROPOLITAN BANK & TRUST CO.	658,640	674,694
		658,640	674,694	0.14%

(Continued)

57

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited) September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Portugal:
28,955	EDP - ENERGIAS DE PORTUGAL S.A.	$81,065	105,831
10,080	GALP ENERGIA SGPS S.A.	157,855	99,107
7,295	JERONIMO MARTINS SGPS S.A.	80,825	98,184
		319,745	303,122	0.06%
Russia:
49,795	YANDEX N.V., CLASS A(b)	1,314,554	534,300
		1,314,554	534,300	0.11%
Singapore:
31,000	ASCENDAS REAL ESTATE INVESTMENT TRUST	51,622	50,975
39,500	CAPITALAND LTD.	75,674	74,390
36,000	CAPITALAND MALL TRUST	34,133	48,066
11,000	CITY DEVELOPMENTS LTD.	71,096	59,520
32,000	COMFORTDELGRO CORP. LTD.	49,631	64,537
34,000	DBS GROUP HOLDINGS LTD.	221,626	387,295
22,000	FRASER AND NEAVE LTD.	7,411	33,702
44,000	FRASERS CENTREPOINT LTD.	52,608	45,915
113,000	GLOBAL LOGISTIC PROPERTIES LTD.	177,046	161,990
2,000	JARDINE CYCLE & CARRIAGE LTD.	60,253	37,975
28,000	KEPPEL CORP. LTD.	105,334	133,404
7,840	KEPPEL REIT	3,238	5,261
54,000	OVERSEA-CHINESE BANKING CORP. LTD.	427,830	333,551
17,000	SEMBCORP INDUSTRIES LTD.	31,827	41,334
22,000	SEMBCORP MARINE LTD.	32,803	35,403
12,000	SINGAPORE AIRLINES LTD.	70,334	90,229
31,000	SINGAPORE EXCHANGE LTD.	139,131	153,143
26,000	SINGAPORE PRESS HOLDINGS LTD.	44,166	70,159
21,000	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	48,624	43,976
170,000	SINGAPORE TELECOMMUNICATIONS LTD.	324,551	430,062
16,000	STARHUB LTD.	54,214	38,902
26,900	UNITED OVERSEAS BANK LTD.	383,948	350,652
15,000	UOL GROUP LTD.	49,917	63,350
		2,517,017	2,753,791	0.59%
South Africa:
11,111	INVESTEC PLC	66,959	84,965
1	LONMIN PLC(b)	2	-
4,391	MONDI PLC	97,696	91,866
72,761	SHOPRITE HOLDINGS LTD.	1,491,068	825,134
231,707	WOOLWORTHS HOLDINGS LTD.	1,469,763	1,618,446
		3,125,488	2,620,411	0.56%
South Korea:
6,492	BINGGRAE CO. LTD.	586,045	413,521
61,397	BNK FINANCIAL GROUP, INC.	682,218	709,642
68,192	DGB FINANCIAL GROUP, INC.	792,461	604,080
22,348	HANON SYSTEMS	466,916	740,031
5,243	HYUNDAI MIPO DOCKYARD(b)	581,800	294,153
16,321	KGINICIS CO. LTD.	284,934	274,013
18,148	KIA MOTORS CORP.	860,470	820,664
6,353	KIWOOM SECURITIES CO. LTD.	349,706	303,366
8,630	KOREA INVESTMENT HOLDINGS CO. LTD.	309,155	444,860
2,403	SAMSUNG ELECTRONICS CO. LTD.	2,930,773	2,298,998
9,049	YOUNGONE HOLDINGS CO. LTD.	515,320	652,737
		8,359,798	7,556,065	1.61%
Spain:
7,845	ABERTIS INFRAESTRUCTURAS S.A.	102,995	123,864
1,260	ACCIONA S.A.	78,312	89,122
7,760	ACERINOX S.A.	95,129	69,212
3,979	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	137,947	114,243
1,170	AENA S.A.(b)(f)	111,625	129,102
8,299	AMADEUS IT HOLDING S.A., CLASS A	256,267	354,472
106,108	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	817,229	898,723
77,107	BANCO DE SABADELL S.A.	197,277	141,474
26,295	BANCO POPULAR ESPANOL S.A.	111,507	95,756
256,676	BANCO SANTANDER S.A.	1,843,783	1,360,625
98,076	BANKIA S.A.	167,891	126,905
5,846	BANKINTER S.A.	47,897	42,930
41,315	CAIXABANK S.A.	160,037	159,040

(Continued)

58

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Spain (Cont’d):
1,388	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	$645,501	427,830
16,470	DISTRIBUIDORA INTERNACIONAL DE ALIMENTACION S.A.(b)	93,655	99,435
6,512	ENAGAS S.A.	118,772	186,424
5,533	FERROVIAL S.A.	97,924	131,936
10,622	GAS NATURAL SDG S.A.	164,427	206,877
2,493	GRIFOLS S.A.	82,544	102,778
86,102	IBERDROLA S.A.	477,068	572,163
66,757	INDUSTRIA DE DISENO TEXTIL S.A.	1,813,908	2,232,607
41,424	MAPFRE S.A.	112,854	108,081
21,390	MELIA HOTELS INTERNATIONAL S.A.	142,889	297,450
2,839	RED ELECTRICA CORP. S.A.	121,909	235,194
19,639	REPSOL S.A.	379,635	228,443
9,363	TECNICAS REUNIDAS S.A.	419,375	413,624
74,506	TELEFONICA S.A.	1,046,315	901,630
4,021	ZARDOYA OTIS S.A.	45,057	43,403
		9,889,729	9,893,343	2.10%
Sweden:
2,566	ALFA LAVAL AB	49,937	41,970
22,200	ASSA ABLOY AB, CLASS B	89,466	397,587
11,337	ATLAS COPCO AB, CLASS A	121,649	272,388
6,368	ATLAS COPCO AB, CLASS B	78,834	142,273
2,481	BOLIDEN AB	49,118	38,771
31,182	BULTEN AB	262,010	266,371
34,110	DUNI AB	300,088	501,261
7,501	ELECTROLUX AB, CLASS B	95,788	211,499
7,464	ELEKTA AB, CLASS B	78,438	49,627
3,286	GETINGE AB, CLASS B	76,263	73,180
16,573	HENNES & MAURITZ AB, CLASS B	379,028	605,304
3,700	HEXAGON AB, CLASS B	56,830	112,857
17,500	HUSQVARNA AB, CLASS B	64,201	114,577
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	145,047
3,000	INVESTMENT AB KINNEVIK, CLASS B	51,225	85,628
10,953	INVESTOR AB, CLASS B	150,033	375,702
3,301	LUNDIN PETROLEUM AB(b)	46,595	42,515
1,045	MILLICOM INTERNATIONAL CELLULAR S.A. SDR	88,132	65,297
51,042	NORDEA BANK AB	353,595	568,356
23,773	SANDVIK AB	201,678	202,228
13,348	SECURITAS AB, CLASS B	106,689	162,824
35,236	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	139,725	376,148
4,287	SKANSKA AB, CLASS B	53,143	83,948
5,793	SKF AB, CLASS B	143,420	106,379
5,400	SSAB AB, CLASS A(b)	48,129	18,490
78,476	SVENSKA CELLULOSA AB S.C.A., CLASS B	1,583,458	2,192,091
33,168	SVENSKA HANDELSBANKEN AB, CLASS A	235,903	475,133
14,403	SWEDBANK AB, CLASS A	342,536	318,176
3,023	SWEDISH MATCH AB	101,559	91,268
9,481	TELE2 AB, CLASS B	115,918	92,262
58,718	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	533,417	576,660
36,666	TELIASONERA AB	193,138	197,305
6,825	THULE GROUP AB (THE)(f)	79,791	78,280
25,492	VOLVO AB, CLASS B	188,891	243,957
		6,544,573	9,325,359	1.98%
Switzerland:
150,203	ABB LTD. (REGISTERED)(b)	2,801,797	2,653,905
24,252	ACE LTD.	1,954,493	2,507,657
1,818	ACTELION LTD. (REGISTERED)(b)	111,541	230,748
14,903	ADECCO S.A. (REGISTERED)(b)	627,501	1,089,512
2,059	ARYZTA A.G.(b)	50,704	87,190
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	55,472
93	BANQUE CANTONALE VAUDOISE (REGISTERED)	50,737	54,869
88	BARRY CALLEBAUT A.G. (REGISTERED)(b)	88,741	95,711
35	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	50,308	205,238
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	212,810
9,231	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	641,015	716,998

(Continued)

59

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont’d):
2,819	COCA-COLA HBC A.G. - CDI(b)	$52,202	59,574
25,501	CREDIT SUISSE GROUP A.G. (REGISTERED)(b)	643,542	612,799
384	DUFRY A.G. (REGISTERED)(b)	54,065	44,917
990	GEBERIT A.G. (REGISTERED)	85,632	302,404
140	GIVAUDAN S.A. (REGISTERED)(b)	76,496	227,683
117,324	GLENCORE PLC(b)	328,241	162,485
4,134	JULIUS BAER GROUP LTD.(b)	87,890	187,570
982	KUEHNE + NAGEL INTERNATIONAL A.G. (REGISTERED)	141,406	126,151
8,679	LAFARGEHOLCIM LTD. (REGISTERED)(b)	350,856	454,610
45,240	LOGITECH INTERNATIONAL S.A. (REGISTERED)	392,533	593,096
897	LONZA GROUP A.G. (REGISTERED)(b)	50,452	117,624
97,458	NESTLE S.A. (REGISTERED)	4,149,976	7,324,850
57,269	NOVARTIS A.G. (REGISTERED)	2,782,733	5,253,282
13,730	ORIFLAME HOLDING A.G.(b)	453,020	170,273
11,014	PANALPINA WELTTRANSPORT HOLDING A.G. (REGISTERED)	903,075	1,203,561
8,225	PARGESA HOLDING S.A. (BEARER)	522,376	482,309
12,978	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,779,918	3,422,272
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	198,379
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	86,301
1,059	SGS S.A. (REGISTERED)	2,179,960	1,847,219
77	SIKA A.G. (BEARER)	152,753	237,731
1,300	SONOVA HOLDING A.G. (REGISTERED)	84,464	167,269
14,638	STMICROELECTRONICS N.V.	85,296	99,464
635	SULZER A.G. (REGISTERED)	30,609	62,223
2,945	SWATCH GROUP (THE) A.G. (BEARER)	1,421,362	1,090,853
613	SWATCH GROUP (THE) A.G. (REGISTERED)	54,520	44,186
743	SWISS LIFE HOLDING A.G. (REGISTERED)(b)	101,194	165,738
1,660	SWISS PRIME SITE A.G. (REGISTERED)(b)	125,957	121,272
5,621	SWISS RE A.G.	451,631	482,163
459	SWISSCOM A.G. (REGISTERED)	157,641	228,982
1,651	SYNGENTA A.G. (REGISTERED)	431,302	528,706
26,074	TE CONNECTIVITY LTD.	472,114	1,561,572
5,119	TRANSOCEAN LTD.	82,405	66,137
200,795	UBS GROUP A.G. (REGISTERED)	3,610,796	3,710,566
4,176	WOLSELEY PLC	70,461	243,719
2,606	ZURICH INSURANCE GROUP A.G.(b)	481,416	639,601
		29,504,025	40,237,651	8.55%
Taiwan:
52,000	CASETEK HOLDINGS LTD.	307,756	221,092
191,556	CHICONY ELECTRONICS CO. LTD.	488,329	440,967
112,960	D-LINK CORP.	59,637	33,688
102,000	GIANT MANUFACTURING CO. LTD.	540,156	740,354
176,000	SIMPLO TECHNOLOGY CO. LTD.	932,483	566,578
153,411	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(d)	2,354,736	3,183,278
190,000	TRIPOD TECHNOLOGY CORP.	428,387	272,933
		5,111,484	5,458,890	1.16%
Thailand:
843,000	LPN DEVELOPMENT PCL (REGISTERED)	503,454	394,848
358,100	PRUKSA REAL ESTATE PCL (REGISTERED)	244,466	283,658
		747,920	678,506	0.14%
United Arab Emirates:
697	ORASCOM CONSTRUCTION LTD.(b)	10,246	7,667
		10,246	7,667	0.00%
United Kingdom:
25,248	3I GROUP PLC	88,645	178,098
13,185	ABERDEEN ASSET MANAGEMENT PLC	49,918	59,139
16,740	ADMIRAL GROUP PLC	295,738	380,358
3,789	AGGREKO PLC	107,980	54,509
59,063	AMEC FOSTER WHEELER PLC	889,679	640,175
24,964	ANGLO AMERICAN PLC	493,529	208,043
24,249	ARM HOLDINGS PLC	346,404	347,568
44,350	ARM HOLDINGS PLC ADR(d)	1,435,002	1,918,137
8,278	ASHTEAD GROUP PLC	137,028	116,460

(Continued)

60

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
6,425	ASSOCIATED BRITISH FOODS PLC	$227,341	324,629
23,261	ASTRAZENECA PLC	829,199	1,471,389
84,472	AVIVA PLC	357,595	577,588
5,239	BABCOCK INTERNATIONAL GROUP PLC	41,807	72,318
54,121	BAE SYSTEMS PLC	290,350	366,539
13,290	BALFOUR BEATTY PLC	50,926	50,563
302,277	BARCLAYS PLC	1,144,885	1,116,424
12,926	BARRATT DEVELOPMENTS PLC	119,263	126,024
8,550	BELLWAY PLC	138,855	321,540
26,880	BERENDSEN PLC	243,954	407,847
63,030	BG GROUP PLC	997,933	906,765
18,190	BOVIS HOMES GROUP PLC	151,966	277,095
341,153	BP PLC	2,289,773	1,723,705
34,499	BRITISH AMERICAN TOBACCO PLC	1,351,390	1,901,222
14,058	BRITISH LAND (THE) CO. PLC	91,960	178,317
148,609	BT GROUP PLC	560,558	943,295
5,069	BUNZL PLC	39,524	135,726
68,102	BURBERRY GROUP PLC	1,468,017	1,409,331
16,980	CAPITA PLC	162,367	307,724
92,189	CENTRICA PLC	340,421	319,640
24,375	CNH INDUSTRIAL N.V.	141,398	158,653
28,496	COBHAM PLC	93,701	123,158
319,481	COMPASS GROUP PLC	3,227,989	5,089,095
2,950	CRODA INTERNATIONAL PLC	101,220	120,892
230,510	DEBENHAMS PLC	262,141	275,476
82,520	DEVRO PLC	362,296	368,255
68,704	DFS FURNITURE PLC(b)	320,021	296,206
73,948	DIAGEO PLC	1,014,488	1,980,567
14,844	DIGNITY PLC	263,151	534,211
198,045	DIPLOMA PLC	1,681,918	1,992,291
29,465	DIRECT LINE INSURANCE GROUP PLC	123,934	167,105
13,691	DIXONS CARPHONE PLC	84,128	87,898
88,300	DOMINO’S PIZZA GROUP PLC	1,036,880	1,186,153
95	DRAX GROUP PLC	544	351
2,272	EASYJET PLC	52,680	61,075
11,191	FIAT CHRYSLER AUTOMOBILES N.V.(b)	181,434	145,181
10,222	FIAT CHRYSLER AUTOMOBILES N.V.(b)	27,207	135,033
150,060	FOXTONS GROUP PLC	603,460	538,452
21,685	G4S PLC	77,070	75,679
32,712	GKN PLC	101,683	132,620
89,632	GLAXOSMITHKLINE PLC	1,383,058	1,716,580
61,320	GREGGS PLC	473,469	1,006,466
17,505	HAMMERSON PLC	69,535	165,107
3,142	HARGREAVES LANSDOWN PLC	48,173	57,369
96,840	HOMESERVE PLC	364,767	594,476
361,750	HSBC HOLDINGS PLC	2,563,641	2,729,072
4,108	IMI PLC	83,264	58,943
18,792	IMPERIAL TOBACCO GROUP PLC	441,174	970,234
12,262	INDIVIOR PLC	11,861	42,033
11,958	INMARSAT PLC	92,794	177,639
3,085	INTERCONTINENTAL HOTELS GROUP PLC	111,384	106,590
32,745	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A.(b)	90,834	291,397
2,722	INTERTEK GROUP PLC	108,909	100,101
6,025	INTU PROPERTIES PLC	21,274	30,041
607,559	ITE GROUP PLC	2,178,727	1,295,910
63,884	ITV PLC	179,223	237,736
29,306	J SAINSBURY PLC	141,007	115,708
3,841	JOHNSON MATTHEY PLC	85,088	142,240
42,914	KINGFISHER PLC	109,517	232,796
133,080	LAIRD PLC	465,719	757,958
15,511	LAND SECURITIES GROUP PLC	113,585	295,415
107,000	LEGAL & GENERAL GROUP PLC	325,917	385,399
13	LIBERTY GLOBAL PLC LILAC, CLASS A(b)	658	438
33	LIBERTY GLOBAL PLC LILAC, CLASS C(b)	1,995	1,130
271	LIBERTY GLOBAL PLC, CLASS A(b)	11,774	11,637
669	LIBERTY GLOBAL PLC, SERIES C(b)	27,554	27,442

(Continued)

61

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
2,203,665	LLOYDS BANKING GROUP PLC	$1,923,511	2,505,529
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	220,658
366,990	MAN GROUP PLC	511,805	850,511
25,083	MARKS & SPENCER GROUP PLC	101,882	190,101
152,052	MEARS GROUP PLC	714,649	887,864
13,587	MEGGITT PLC	60,745	97,877
12,477	MELROSE INDUSTRIES PLC	52,257	49,867
7,630	MERLIN ENTERTAINMENTS PLC(f)	55,544	42,891
69,725	NATIONAL GRID PLC	738,768	969,224
3,200	NEXT PLC	86,367	368,385
96,618	OLD MUTUAL PLC	133,905	276,386
33,800	OXFORD INSTRUMENTS PLC	528,090	297,582
17,030	PEARSON PLC	231,527	290,339
4,751	PERSIMMON PLC(b)	114,520	144,316
6,290	PETROFAC LTD.	120,064	73,077
47,844	PRUDENTIAL PLC	798,462	1,008,560
136,746	QINETIQ GROUP PLC	251,239	466,475
2,341	RANDGOLD RESOURCES LTD.	150,411	136,767
40,902	RECKITT BENCKISER GROUP PLC	2,953,115	3,704,426
38,082	RELX N.V.	365,855	619,995
154,215	RELX PLC	1,218,452	2,640,829
10,746	REXAM PLC	57,562	85,100
37,300	RIGHTMOVE PLC	1,305,410	2,058,405
7,202	RIO TINTO LTD.	402,208	245,677
23,179	RIO TINTO PLC	1,012,745	774,915
33,377	ROLLS-ROYCE HOLDINGS PLC(b)	497,076	341,824
529,436	ROYAL BANK OF SCOTLAND GROUP PLC(b)	2,967,872	2,522,849
14,812	ROYAL MAIL PLC	112,266	102,803
16,658	RSA INSURANCE GROUP PLC	125,353	101,479
17,320	SABMILLER PLC	799,648	979,125
20,657	SAGE GROUP (THE) PLC	74,323	156,057
1,039	SCHRODERS PLC	55,150	44,088
10,277	SEGRO PLC	36,889	66,772
109,646	SERCO GROUP PLC(b)	165,460	169,018
4,954	SEVERN TRENT PLC	76,220	163,673
152,940	SIG PLC	453,788	401,641
18,980	SKY PLC	142,985	299,753
18,823	SMITH & NEPHEW PLC	151,602	328,311
5,478	SMITHS GROUP PLC	80,025	83,283
4,369	SPORTS DIRECT INTERNATIONAL PLC(b)	53,129	50,032
16,949	SSE PLC	293,983	383,568
45,342	STANDARD CHARTERED PLC	644,383	439,532
39,357	STANDARD LIFE PLC	131,737	230,886
5,438	TATE & LYLE PLC	49,810	48,371
51,921	TAYLOR WIMPEY PLC	150,105	153,553
810,501	TESCO PLC	3,661,706	2,246,188
4,578	TRAVIS PERKINS PLC	141,647	136,153
18,576	TULLOW OIL PLC(b)	163,810	47,519
78,159	UBM PLC	629,001	574,149
29,514	UNILEVER N.V. - CVA	1,012,016	1,183,614
24,244	UNILEVER PLC	545,189	985,093
14,374	UNILEVER PLC ADR(d)	343,168	586,172
10,541	UNITED UTILITIES GROUP PLC	80,109	147,500
66,545	UTILITYWISE PLC	190,163	185,477
256,900	VECTURA GROUP PLC(b)	364,176	680,095
2,343	VEDANTA RESOURCES PLC	35,450	15,071
131,509	VESUVIUS PLC	668,891	701,065
484,417	VODAFONE GROUP PLC	1,593,934	1,527,525
4,355	WEIR GROUP (THE) PLC	124,084	77,080
2,849	WHITBREAD PLC	65,613	201,183
8,611	WILLIAM HILL PLC	52,153	45,696
32,200	WM MORRISON SUPERMARKETS PLC	126,479	80,908
25,749	WPP PLC	191,382	534,808
		65,013,914	77,886,046	16.56%
United States:
33,738	ARCH CAPITAL GROUP LTD.(b)	690,333	2,478,731
21,690	AXIS CAPITAL HOLDINGS LTD.	809,890	1,165,187
4,351	CARNIVAL PLC	131,345	225,301

(Continued)

62

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
United States (Cont’d):
158,064	FLEXTRONICS INTERNATIONAL LTD.(b)	$1,062,473	1,665,994
16,540	STEINER LEISURE LTD.(b)	783,275	1,044,997
8,041	THOMSON REUTERS CORP.	206,631	323,207
		3,683,947	6,903,417	1.47%
	Sub-total Common Stocks:	378,277,998	446,253,922	94.87%
Master Limited Partnerships:
United States:
50,329	LAZARD LTD., CLASS A	1,449,923	2,179,246
		1,449,923	2,179,246	0.46%
	Sub-total Master Limited Partnerships:	1,449,923	2,179,246	0.46%
Preferred Stocks:
Brazil:
112,300	ALPARGATAS S.A.	332,064	190,353
11,553	TELEFONICA BRASIL S.A.	153,722	106,861
103,306	TELEFONICA BRASIL S.A. ADR(d)	1,322,856	943,184
		1,808,642	1,240,398	0.26%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G.	49,612	104,234
3,500	DRAEGERWERK A.G. & CO. KGAA	397,094	294,374
3,246	HENKEL A.G. & CO. KGAA	319,045	333,583
3,478	PORSCHE AUTOMOBIL HOLDING S.E.	159,145	148,049
2,751	VOLKSWAGEN A.G.	617,170	300,480
		1,542,066	1,180,720	0.25%
South Korea:
205	SAMSUNG ELECTRONICS CO. LTD.	179,321	158,597
		179,321	158,597	0.04%
	Sub-total Preferred Stocks	3,530,029	2,579,715	0.55%
Rights:
Austria:
10,586	IMMOEAST A.G.(b)(c)	-	-
		-	-	0.00%
France:
2	GROUPE FNAC S.A.(b)(e)	-	12
		-	12	0.00%
Italy:
214,771	SORIN S.P.A.(b)(c)	-	-
		-	-	0.00%
	Sub-total Rights	-	12	0.00%
Warrants:
France:
12,969	PEUGEOT S.A. EXP. 4/29/17, STRIKE $7.50(b)	-	36,519
		-	36,519	0.01%
	Sub-total Warrants	-	36,519	0.01%
Investment Companies:
United States:
18,800	ISHARES MSCI EAFE SMALL-CAP ETF	970,021	898,076
		970,021	898,076	0.19%
	Sub-total Investment Companies	970,021	898,076	0.19%
Short-Term Investments:
16,127,371	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(g)	16,127,371	16,127,371
	Sub-total Short-Term Investments:	16,127,371	16,127,371	3.43%
	Grand total(h)	$400,355,342	468,074,861	99.51%

(Continued)

63

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2015

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.

(c)	Security has been deemed worthless and is a Level 3 investment.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.89% of net assets as of September 30, 2015.

(e)	This security is being measured at fair value according to procedures adopted by the Board of Trustees.

(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(g)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2014, the value of the Clearwater International Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $16,787,523 with net sales of $660,152 during the nine months ended September 30, 2015.

(h)	At September 30, 2015, the cost for Federal income tax purposes was $402,293,418. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$106,216,307
Gross unrealized depreciation	(40,434,864)
Net unrealized appreciation	$65,781,443

At September 30, 2015, the industry sectors for the Clearwater International Fund were:

Industry Sector	Percent of Long-Term Investments
Consumer Discretionary	18.67%
Consumer Staples	10.71
Energy	4.26
Financials	22.09
Health Care	10.38
Industrials	14.01
Information Technology	10.38
Materials	4.90
Telecommunication Services	2.70
Utilities	1.90
100.00%

At September 30, 2015, the Clearwater International Fund’s investments were denominated in the following currencies:

Concentration by Currency	Percent of Long-Term Investments
Euro	20.94%
British Pound	17.67
Japanese Yen	16.99
United States Dollar	9.03
Swiss Franc	7.69
Australian Dollar	6.38
Canadian Dollar	6.01
All other currencies less than 5%	15.29
100.00%

At September 30, 2015, the Clearwater International Fund had one outstanding forward foreign currency exchange contract as follows:

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Gains (Losses)	Counterparty

Japanese Yen	156,435,008	United States Dollar	1,257,336	2/10/16	$(50,464)	Northern Trust

(Continued)

64

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2015

Fair value is an estimate of the price the Clearwater International Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater International Fund’s investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayments speeds, credit risks, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater International Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater International Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater International Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2015.

	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$29,006,689	$85,829	$—	$29,092,518
Hong Kong	14,947,845	—	471,507	15,419,352
Thailand	—	678,506	—	678,506
All Other Countries	401,063,546	—	—	401,063,546
Master Limited Partnerships	2,179,246	—	—	2,179,246
Preferred Stocks	2,579,715	—	—	2,579,715
Rights	—	—	12	12
Warrants	36,519	—	—	36,519
Investment Companies	898,076	—	—	898,076
Short-Term Investments	16,127,371	—	—	16,127,371
Total	$466,839,007	$764,335	$471,519	$468,074,861

For the Clearwater International Fund, 100% of the investment value is compromised of equity securities, master limited partnerships, rights, warrants and short-term investments. See the Clearwater International Fund’s Schedule of Investments for geographical classification. Investments in equity securities, master limited partnerships and short-term securities generally are valued at the last sales price or regular trading session closing price on the principal exchange or market where the securities are traded. Investments in rights and warrants generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above. At September 30, 2015, the Australian based Level 2 security’s trading was suspended pending a corporate action and was valued at period end using the last traded price from the primary pricing provider at the time of suspension. Two Thailand based securities were valued at period end based on the prices of the securities’ local lines as there was not any active trading, resulting in Level 2 classifications. A right was valued at level 3 according to procedures adopted by the Board of Trustees. The trading of a Hong Kong equity security was suspended and valuation at period end was based on the last traded price from the primary pricing provider at the time of suspension, resulting in a Level 3 classification. The security was valued at period end by the Valuation Committee.

(Continued)

65

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2015

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(50,464)	$—	$(50,464)

Total Other Financial Instruments	$—	$(50,464)	$—	$(50,464)

The forward foreign currency exchange contract outstanding at September 30, 2015 is considered a Level 2 investment due to the contract being marked-to-market daily at the applicable exchange rate that has been adjusted from the initial quoted rate.

The Clearwater International Fund records all transfers between levels based on valuations at the end of each reporting period. At September 30, 2015, the Clearwater International Fund had transfers from Level 2 to Level 1 classifications from December 31, 2014 to September 30, 2015 as disclosed below:

Transfers from Level 2 to Level 1

Country	Values	Reason

Common Stocks
Australia	$20,043,632	Unadjusted valuations at last trade or closing price
Austria	950,883	Unadjusted valuations at last trade or closing price
Belgium	5,022,014	Unadjusted valuations at last trade or closing price
Brazil	1,786,802	Unadjusted valuations at last trade or closing price
Canada	25,011,118	Unadjusted valuations at last trade or closing price
Chile	68,638	Unadjusted valuations at last trade or closing price
China	6,942,151	Unadjusted valuations at last trade or closing price
Denmark	11,198,723	Unadjusted valuations at last trade or closing price
Finland	4,193,899	Unadjusted valuations at last trade or closing price
France	24,163,104	Unadjusted valuations at last trade or closing price
Germany	24,817,944	Unadjusted valuations at last trade or closing price
Greece	94,622	Unadjusted valuations at last trade or closing price
Hong Kong	13,449,079	Unadjusted valuations at last trade or closing price
Ireland	3,638,851	Unadjusted valuations at last trade or closing price
Israel	416,799	Unadjusted valuations at last trade or closing price
Italy	8,259,807	Unadjusted valuations at last trade or closing price
Japan	63,382,777	Unadjusted valuations at last trade or closing price
Mexico	68,854	Unadjusted valuations at last trade or closing price
Netherlands	13,278,774	Unadjusted valuations at last trade or closing price
New Zealand	284,323	Unadjusted valuations at last trade or closing price
Norway	2,920,391	Unadjusted valuations at last trade or closing price
Philippines	674,694	Unadjusted valuations at last trade or closing price
Portugal	303,122	Unadjusted valuations at last trade or closing price
Singapore	2,753,791	Unadjusted valuations at last trade or closing price
South Africa	2,528,546	Unadjusted valuations at last trade or closing price
South Korea	7,556,065	Unadjusted valuations at last trade or closing price
Spain	9,607,067	Unadjusted valuations at last trade or closing price
Sweden	7,763,262	Unadjusted valuations at last trade or closing price
Switzerland	32,511,310	Unadjusted valuations at last trade or closing price
Taiwan	1,613,553	Unadjusted valuations at last trade or closing price
United Kingdom	68,816,518	Unadjusted valuations at last trade or closing price
United States	548,508	Unadjusted valuations at last trade or closing price
Preferred Stocks
Germany	1,180,720	Unadjusted valuations at last trade or closing price
South Korea	158,597	Unadjusted valuations at last trade or closing price
Total	$366,008,938

(Continued)

66

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2015

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Rights

	Hong Kong	France	Total
Balance as of 12/31/14	$—	$—	$—
Realized Gains (Losses)	—	—	—
Change in Unrealized Appreciation (Depreciation)	—	—	—
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	471,507	12	471,519
Transfers out of Level 3	—	—	—

Balance as of 9/30/15	$471,507	$12	$471,519

Net increase (decrease) in unrealized appreciation (depreciation)(1)	$—	$—	$—
(1)	The net increase (decrease) in unrealized appreciation (depreciation) on Level 3 securities still held at September 30, 2015.

Transfers into level 3 represent assets which are being measured at fair value according to procedures adopted by the Board of Trustees.

(Continued)

67

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater International Fund (unaudited)
September 30, 2015

68

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer) and
Treasurer (Principal Financial Officer)

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)

Date:	November 23, 2015

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
Treasurer (Principal Financial Officer)

Date:	November 23, 2015